N-4 - USD ($)			12 Months Ended
		May 01, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type		N-4
Entity Registrant Name		PACIFIC LIFE INSURANCE COMPANY
Entity Central Index Key		0001080429
Entity Investment Company Type		N-4
Document Period End Date		May 01, 2026
Amendment Flag		false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]		The ILOs are a type of Interest Crediting Option available under the Contract to which Purchase Payments and transfers may be allocated. We will credit interest (which may be positive, negative, or zero) at the end of each Term to amounts allocated to an ILO (the “ILO Value”) based, in part, on the performance of a particular Index (or Indexes).
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]		You could lose a significant amount of money if the Index of an ILO in which you are invested declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]		We limit the negative Index Return used in calculating the interest credited to an ILO at the end of each Term (or to the Annual Lock Value at the end of each Annual Lock Period) through the applicable Protection Level of each ILO.
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]		There are three types of Protection Levels that we use to limit negative Index Returns: Buffer Rates, Dual Direction Buffer Rates, and Floors. Each ILO will have only one type of Protection Level. The Protection Level type and rate for each ILO is guaranteed not to change for as long as we offer the ILO.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]		The 1-year S&P 500® with Cap and 10% Buffer ILO (in addition to the Fixed Account) will always be available under your Contract. In the future, this means that we may not offer ILOs with any other Protection Level other than a 10% Buffer and any other Crediting Strategy other than a Cap Rate.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer
Index-Linked Option Overview, Limits Positive Return [Text Block]		We limit the positive Index Return used in calculating the interest credited to an ILO at the end of each Term or to the Annual Lock Value at the end of each Annual Lock Period through the applicable Crediting Strategy of each ILO.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		The Contract offers ILOs, as applicable, with the following Crediting Strategies: Cap Rate, Annual Lock Cap Rate, Performance Mix with Participation Rate, Performance Mix with Participation Rate and Cap Rate, Tiered Participation Rate, Tiered Participation Rate with Cap Rate, or Performance Triggered Rates.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES, EXPENSES, AND ADJUSTMENTS		LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from or surrender your Contract within 6 years following the Contract Issue Date, you may be assessed a surrender charge of up to 7% of the amount withdrawn or surrendered in excess of the 10% annual free withdrawal amount.

For example, if you surrender your Contract, you could pay a surrender charge of up to $7,000, assuming your Contract Value is $100,000 at the time of the surrender. This loss will be greater if there is a negative Interim Value Calculation and Adjustment, MVA, taxes, or tax penalties.

If you surrender or withdraw value from the ILOs before the Term End Date, your ILO Value will be subject to an Interim Value Calculation and Adjustment, which may be negative. The Interim Value Calculation and Adjustment could result in loss. In extreme circumstances, such losses could be as high as 100%.

For example, if you invest $100,000 in the ILOs available under the Contract, and surrender the entire ILO Value before the end of the Term, you could lose up to $100,000 of your investment. This loss will be greater if the amount withdrawn is also subject to surrender charges, an MVA, taxes or tax penalties. The following transactions will use Interim Values if taken from the ILOs before the Term End Date: (1) surrenders (including Free Look surrenders), (2) withdrawals (including Required Minimum Distributions (“RMDs”), free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider), (3) death benefit payments, and (4) annuitization of the Contract.

If you surrender or withdraw value from any of the Interest Crediting Options during the Initial MVA Term, or any subsequent MVA Term, the amount withdrawn or surrendered may be subject to an MVA, which may be negative. The application of the MVA could result in loss. In extreme circumstances such losses could be as high as 100% of the amount withdrawn or surrendered from the ILOs.

For example, if you invest $100,000 in the ILOs during the Initial MVA Term and later surrender the Contract before the first 6 Contract Years have ended, you could lose up to $100,000 of the amount invested in the ILOs. This loss will be greater if the amount withdrawn is also subject to surrender charges, taxes, and tax penalties, and your Contract Value is subject to a negative Interim Value Calculation and Adjustment. The following transactions will be subject to an MVA during an MVA Term:

(1) surrenders (except for Free Look surrenders), (2) certain optional withdrawals (including Early and Excess Withdrawals under the Income Guard rider), and (3) pre-authorized withdrawals.

FEE TABLE FEES, CHARGES, AND ADJUSTMENTS PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Are There Transaction Charges?	No. There are no transaction charges under this Contract.	N/A
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year if you have elected the Income Guard and/or the Return of Purchase Payments (“ROP”) Death

FEE TABLE FEES, CHARGES, AND ADJUSTMENTS

FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS

Benefit.

There is an implicit ongoing fee on the Index-Linked Options (“ILOs”) to the extent that your participation in Index gains is limited by us through the use of the applicable Crediting Strategy of the ILO. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses through the ILO Protection Level. This implicit ongoing fee is not reflected in the tables below.

ANNUAL FEES	MINIMUM	MAXIMUM
Optional benefits available for an additional charge (for a single optional benefit, if elected)	See Rate Sheet Supplement(1)	See Rate Sheet Supplement(2)

(1) As a percentage of your Contract Value each Contract Anniversary.

(2) As a percentage of the Protected Payment Base each Contract Anniversary. The current charge for new elections of this Rider is disclosed in a Rate Sheet Prospectus Supplement.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Contract adjustments that substantially increase costs.

Lowest Annual Cost: See Rate Sheet Supplement	Highest Annual Cost: See Rate Sheet Supplement
Assumes: ● Investment of $100,000 ● 5% annual appreciation ● No optional benefits ● No sales charges ● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of optional benefits (Income Guard and ROP Death Benefit)

● No sales charges

● No additional purchase payments, transfers, or withdrawals

● 0% Interim Value Calculation and Adjustment

Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from or surrender your Contract within 6 years following the Contract Issue Date, you may be assessed a surrender charge of up to 7% of the amount withdrawn or surrendered in excess of the 10% annual free withdrawal amount.

For example, if you surrender your Contract, you could pay a surrender charge of up to $7,000, assuming your Contract Value is $100,000 at the time of the surrender. This loss will be greater if there is a negative Interim Value Calculation and Adjustment, MVA, taxes, or tax penalties.

If you surrender or withdraw value from the ILOs before the Term End Date, your ILO Value will be subject to an Interim Value Calculation and Adjustment, which may be negative. The Interim Value Calculation and Adjustment could result in loss. In extreme circumstances, such losses could be as high as 100%.

For example, if you invest $100,000 in the ILOs available under the Contract, and surrender the entire ILO Value before the end of the Term, you could lose up to $100,000 of your investment. This loss will be greater if the amount withdrawn is also subject to surrender charges, an MVA, taxes or tax penalties. The following transactions will use Interim Values if taken from the ILOs before the Term End Date: (1) surrenders (including Free Look surrenders), (2) withdrawals (including Required Minimum Distributions (“RMDs”), free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider), (3) death benefit payments, and (4) annuitization of the Contract.

If you surrender or withdraw value from any of the Interest Crediting Options during the Initial MVA Term, or any subsequent MVA Term, the amount withdrawn or surrendered may be subject to an MVA, which may be negative. The application of the MVA could result in loss. In extreme circumstances such losses could be as high as 100% of the amount withdrawn or surrendered from the ILOs.

For example, if you invest $100,000 in the ILOs during the Initial MVA Term and later surrender the Contract before the first 6 Contract Years have ended, you could lose up to $100,000 of the amount invested in the ILOs. This loss will be greater if the amount withdrawn is also subject to surrender charges, taxes, and tax penalties, and your Contract Value is subject to a negative Interim Value Calculation and Adjustment. The following transactions will be subject to an MVA during an MVA Term:

(1) surrenders (except for Free Look surrenders), (2) certain optional withdrawals (including Early and Excess Withdrawals under the Income Guard rider), and (3) pre-authorized withdrawals.

FEE TABLE

FEES, CHARGES, AND ADJUSTMENTS

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Surrender Charge Phaseout Period, Years		6
Surrender Charge (of Amount Surrendered) Maximum [Percent]		7.00%
Surrender Charge Example Maximum [Dollars]		$ 7,000
Transaction Charges [Text Block]		Are There Transaction Charges? No. There are no transaction charges under this Contract. N/A
Ongoing Fees and Expenses [Table Text Block]	Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that you may pay each year, depending on the optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year if you have elected the Income Guard and/or the Return of Purchase Payments (“ROP”) Death

FEE TABLE

FEES, CHARGES, AND ADJUSTMENTS

Benefit.

There is an implicit ongoing fee on the Index-Linked Options (“ILOs”) to the extent that your participation in Index gains is limited by us through the use of the applicable Crediting Strategy of the ILO. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses through the ILO Protection Level. This implicit ongoing fee is not reflected in the tables below.

ANNUAL FEES

MINIMUM

MAXIMUM

Optional benefits available for an additional charge (for a single optional benefit, if elected)

See Rate Sheet Supplement(1)

See Rate Sheet Supplement(2)

(1) As a percentage of your Contract Value each Contract Anniversary.

(2) As a percentage of the Protected Payment Base each Contract Anniversary. The current charge for new elections of this Rider is disclosed in a Rate Sheet Prospectus Supplement.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Contract adjustments that substantially increase costs.

Lowest Annual Cost: See Rate Sheet Supplement

Highest Annual Cost: See Rate Sheet Supplement

Assumes:

● Investment of $100,000

● 5% annual appreciation

● No optional benefits

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of optional benefits (Income Guard and ROP Death Benefit)

● No sales charges

● No additional purchase payments, transfers, or withdrawals

● 0% Interim Value Calculation and Adjustment

Optional Benefits Minimum [Percent]	[1]	0.30%
Optional Benefits Maximum [Percent]	[2]	1.50%
Optional Benefits Footnotes [Text Block]		As a percentage of your Contract Value each Contract Anniversary.As a percentage of the Protected Payment Base each Contract Anniversary. The current charge for new elections of this Rider is disclosed below in this Rate Sheet Prospectus Supplement.
Index-Linked Option, Implicit Ongoing Fees [Text Block]		There is an implicit ongoing fee on the Index-Linked Options (“ILOs”) to the extent that your participation in Index gains is limited by us through the use of the applicable Crediting Strategy of the ILO. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses through the ILO Protection Level. This implicit ongoing fee is not reflected in the tables below.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]		This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]		In return for accepting this limit on Index gains, you will receive some protection from Index losses through the ILO Protection Level.
Index-Linked Option, Implicit Ongoing Fees Not Reflected [Text Block]		This implicit ongoing fee is not reflected in the tables below.
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: See Rate Sheet Supplement

Highest Annual Cost: See Rate Sheet Supplement

Assumes:

● Investment of $100,000

● 5% annual appreciation

● No optional benefits

● No sales charges

● No additional purchase payments, transfers, or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of optional benefits (Income Guard and ROP Death Benefit)

● No sales charges

● No additional purchase payments, transfers, or withdrawals

● 0% Interim Value Calculation and Adjustment

Lowest Annual Cost [Dollars]		$ 0
Highest Annual Cost [Dollars]		$ 1,619.7
Risks [Table Text Block]

RISKS	LOCATION IN PROSPECTUS

Is There a Risk of Loss from Poor Performance?

Yes. You can lose money by investing in the Contract, including 100% loss of principal investment and any previously-credited earnings in the Contract.

• For Contracts issued prior to June 1, 2026, if you invest in an ILO with a Buffer (including the Dual Direction Buffer), depending on the Buffer or Dual Direction Buffer rate of the ILO(s) in which you invest, your potential losses at the end of a Term due to negative Index performance are currently limited to a maximum of 80 to 90% of your investment in the ILO for that Term.

• For Contracts issued on or after June 1, 2026, if you invest in an ILO with a Buffer (including the Dual Direction Buffer), depending on the Buffer or Dual Direction Buffer rate of the ILO(s) in which you invest, your potential losses at the end of a Term due to negative Index performance are currently limited to a maximum of 0% to almost 100% of your investment in the ILO for that Term.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT INVESTING IN THE CONTRACT

RISKS	LOCATION IN PROSPECTUS

• If you invest in an ILO with a Floor, your potential losses at the end of a Term due to negative Index performance are limited to a maximum of 10% of your investment in the ILO for that Term. Effective June 1, 2026, ILOs with a Floor Protection Level will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners.

• Cumulative loss over the life of the Contract could be much greater than the guaranteed maximum loss for any single ILO Term.

• The 1-year S&P 500® with Cap and 10% Buffer ILO, in addition to the Fixed Account Option, will always be available under your Contract. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Floor Rate or Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer.

• In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level.

Is this a Short-Term Investment?

No. The Contract is not a short-term investment, and is not appropriate for you if you need ready access to cash. The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long-term investment horizon.

• Withdrawals and surrenders from the Contract may be subject to surrender charges, taxes, and tax penalties. Amounts withdrawn or surrendered from any of the Interest Crediting Options before the end of an MVA Term may result in a negative MVA. Amounts withdrawn or surrendered from the ILOs before the end of a Term may also result in a negative Interim Value Calculation and Adjustment to your ILO Value, and the loss of positive Index performance.

• Withdrawals will reduce the death benefit and your Contract Value, perhaps significantly. Transactions that are based on Interim Value will reduce the Interim Value of your investment in the ILOs by the amount of the withdrawal. Additionally, the transaction will reduce your ILO Investment Base in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and will also proportionately reduce the death benefit, and Annual Lock Value when applicable. The proportionate reduction in the Investment Base, Annual Lock Value, and death benefit may be greater than the dollar amount of the withdrawal. Such reduction will reduce your Investment Base and Annual Lock Value for the remainder of the Term, and may significantly reduce any amount credited at the end of the Term.

• At the end of each Term, on the Term End Date (which will fall on a Contract Anniversary), your Contract Value will be transferred or reallocated among the available Interest Crediting Options for a new Term, according to your transfer instructions.

• If we do not receive transfer instructions from you prior to the close of Business on the Term End Date, we will automatically reallocate or transfer your Contract Value according to the following procedures. Amounts that we automatically reallocate or transfer among the ILOs in the absence of transfer instructions cannot be transferred until the next Term End Date or Contract Anniversary if the amount is invested in the Fixed Account. Any Contract Value in an expiring 1-year, 2-year or 3-year ILO will remain in its current allocation for the next Term, subject to the renewal Crediting Strategy Rates declared for that Term, as long as that ILO remains available for investment.

• If that ILO is not available for investment for a Subsequent Term, the Contract Value in that ILO will automatically be transferred to the Fixed Account Option, subject to the renewal Guaranteed Rate.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT TRANSFERS AND REALLOCATIONS FEES, CHARGES, AND ADJUSTMENTS

RISKS	LOCATION IN PROSPECTUS

• Any Contract Value in an expiring 6-year ILO will remain in its current allocation for the next 6-year Term, subject to the renewal Crediting Strategy Rates declared for that Term, as long as that ILO remains available and the MVA Term is renewed.

If that ILO that is not available for investment for a Subsequent Term, or if you do not renew the MVA Term, the Contract Value in that ILO will automatically be transferred to the corresponding 1-year ILO (i.e., a 1-year ILO with the same reference Index, Crediting Strategy and Protection Level, and Protection Level rate), subject to the renewal Crediting Strategy Rates declared for that ILO. If the corresponding 1-year ILO is not available for investment, the Contract Value in the expiring 6-year ILO will automatically be transferred to the Fixed Account Option, subject to the renewal Guaranteed Rate.

What Are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the ILOs available under the Contract that you select. Each investment option, referred to as an “Interest Crediting Option” (including the Fixed Account Option) in this prospectus, will have its own unique risks. You should review and understand the available Interest Crediting Options before making investment decisions.

The applicable Crediting Strategy of each ILO will limit positive Index Returns (e.g., limited upside). This may result in you earning less than the Index Return. For example:

• Cap Rate. If the Cap Rate of the ILO is 15%, and the Index Return is 20% on the Term End Date, we will credit your ILO Value with 15% (the Cap Rate).

• Annual Lock Cap Rate. If the Annual Lock Cap Rate of the ILO is 15%, and the Index Return is 20% for the Annual Lock Period, we will credit your Annual Lock Value with 15% (the Cap Rate).

• Performance Mix with Participation Rate. If the Participation Rate of the ILO is 90%, and the combined Index Return is 20%, we will credit your ILO Value with 18% (0.20 x 90%).

• Performance Mix with Participation Rate and Cap Rate. If the Participation Rate of the ILO is 100% the Cap Rate is 80%, and the combined Index Return is 75%, we will credit your ILO Value with 75% (0.75 x 100%), which is below the Cap Rate of 80%. If the Participation Rate is 100%, the Cap Rate is 80%, and the combined Index Return is 85%, we will credit your ILO Value with 80% (0.85 x 100% = 85%, which is reduced to the Cap Rate of 80%).

• Tiered Participation Rate. If the Tiered Participation Rate for the ILO includes the following values: Tier 1 Participation Rate — 100%; Tier 2 Participation Rate — 125%; Tier Level — 25%; and the Index Return is 40%, we will credit your ILO Value with 43.75% ((1.00 x 25%) + (40% – 25%) x 1.25).

• Tiered Participation Rate with Cap Rate. If the Tiered Participation Rate for the ILO includes the following values: Tier 1 Participation Rate — 100%; Tier 2 Participation Rate — 125%; Tier Level — 25% with a Cap Rate of 80%; and the Index Return is 60%, we will credit your ILO Value with 68.75% ((1.00 x 25%) + ((60% – 25%) x 1.25)) = 68.75% which is below the Cap Rate of 80%. If the Index Return is 75%, we will credit your ILO Value with 80% ((1.00 x 25%) + ((75% – 25%) x 1.25)) = 87.50% which is reduced to the Cap Rate of 80%.

• Performance Triggered Rate (not available for Purchase Payments or renewal allocations beginning June 1, 2026). If the Performance Triggered Rate of the ILO is 15%, and the Index Return is 0%, 5%, or 25%, in each circumstance, we will credit your ILO Value with 15% (the Performance Triggered Rate).

The applicable Protection Level of each ILO (i.e., the Buffer Rate, Dual-Direction Buffer Rate, or Floor Rate) will limit negative Index Returns (e.g., limited protection in the case

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT INVESTING IN THE CONTRACT

RISKS	LOCATION IN PROSPECTUS

of market decline). For example:

• Buffer Rate. If the Buffer Rate of the ILO is 15%, and the Index Return is -20%, we will credit your ILO Value with -5% (the amount of the negative Index Return that exceeds the Buffer Rate).

If the Buffer Rate of the ILO is 100% and the Index Return is -20% on the Term End Date, we will credit your ILO Value with 0% since the negative Index Return does not exceed the Buffer Rate.

For the Annual Lock Cap Rate strategy, if the Buffer Rate is 10% and the Index Return is -15% at the end of an Annual Lock Period, we will credit the Annual Lock Value with -5% (the amount of the negative Index Return that exceeds the Buffer Rate).

• Dual-Direction Buffer Rate. If the Dual Direction Buffer Rate of the ILO is 15%, and the Index Return is -15%, we will credit your ILO Value with 15% (the absolute value of the negative Index Return up to the Dual Direction Buffer Rate). The Dual Direction Buffer is only offered with the Cap Rate with Dual Direction Buffer Crediting Strategy, and the positive interest credited by the Dual Direction Buffer may exceed the Cap Rate.

If the Dual Direction Buffer Rate of the ILO is 15%, and the Index Return is -20%, we will credit your ILO Value with -5% (the amount of the negative Index Return that exceeds the Dual Direction Buffer Rate).

• Floor Rate (not available for Purchase Payments or renewal allocations beginning June 1, 2026). If the Floor Rate of the ILO is -10%, and the Index Return is -20% and we will credit your ILO Value with -10% (the Floor Rate).

Each Index underlying the ILOs is a price return index, not a total return index, and therefore its performance does not reflect any dividends or distributions paid by the Index’s component companies. Additionally, the First Trust Growth Strength Net Fee Index deducts a fee when calculating Index performance. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

What Are the Risks Related to the Insurance Company?

Investment in the Contract is subject to the risks related to Pacific Life. Any obligations (including under the Fixed Account Option and the ILOs), guarantees, or benefits of the Contract are subject to our claims-paying ability and financial strength. Information about Pacific Life, including its applicable financial strength ratings, is available upon request by contacting our Service Center.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT PACIFIC LIFE INSURANCE COMPANY AND THE GENERAL ACCOUNT

Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]		In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level.
Key Information, Contract Adjustment Risk [Text Block]

• Withdrawals and surrenders from the Contract may be subject to surrender charges, taxes, and tax penalties. Amounts withdrawn or surrendered from any of the Interest Crediting Options before the end of an MVA Term may result in a negative MVA. Amounts withdrawn or surrendered from the ILOs before the end of a Term may also result in a negative Interim Value Calculation and Adjustment to your ILO Value, and the loss of positive Index performance.

• Withdrawals will reduce the death benefit and your Contract Value, perhaps significantly. Transactions that are based on Interim Value will reduce the Interim Value of your investment in the ILOs by the amount of the withdrawal. Additionally, the transaction will reduce your ILO Investment Base in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and will also proportionately reduce the death benefit, and Annual Lock Value when applicable. The proportionate reduction in the Investment Base, Annual Lock Value, and death benefit may be greater than the dollar amount of the withdrawal. Such reduction will reduce your Investment Base and Annual Lock Value for the remainder of the Term, and may significantly reduce any amount credited at the end of the Term.

Key Information, Reallocation Risk [Text Block]		• At the end of each Term, on the Term End Date (which will fall on a Contract Anniversary), your Contract Value will be transferred or reallocated among the available Interest Crediting Options for a new Term, according to your transfer instructions.
Key Information, Default Reallocation Risk [Text Block]

• If we do not receive transfer instructions from you prior to the close of Business on the Term End Date, we will automatically reallocate or transfer your Contract Value according to the following procedures. Amounts that we automatically reallocate or transfer among the ILOs in the absence of transfer instructions cannot be transferred until the next Term End Date or Contract Anniversary if the amount is invested in the Fixed Account. Any Contract Value in an expiring 1-year, 2-year or 3-year ILO will remain in its current allocation for the next Term, subject to the renewal Crediting Strategy Rates declared for that Term, as long as that ILO remains available for investment.

• If that ILO is not available for investment for a Subsequent Term, the Contract Value in that ILO will automatically be transferred to the Fixed Account Option, subject to the renewal Guaranteed Rate.

• Any Contract Value in an expiring 6-year ILO will remain in its current allocation for the next 6-year Term, subject to the renewal Crediting Strategy Rates declared for that Term, as long as that ILO remains available and the MVA Term is renewed.

If that ILO that is not available for investment for a Subsequent Term, or if you do not renew the MVA Term, the Contract Value in that ILO will automatically be transferred to the corresponding 1-year ILO (i.e., a 1-year ILO with the same reference Index, Crediting Strategy and Protection Level, and Protection Level rate), subject to the renewal Crediting Strategy Rates declared for that ILO. If the corresponding 1-year ILO is not available for investment, the Contract Value in the expiring 6-year ILO will automatically be transferred to the Fixed Account Option, subject to the renewal Guaranteed Rate.

Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]		The applicable Crediting Strategy of each ILO will limit positive Index Returns (e.g., limited upside). This may result in you earning less than the Index Return.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]		The applicable Protection Level of each ILO (i.e., the Buffer Rate, Dual-Direction Buffer Rate, or Floor Rate) will limit negative Index Returns (e.g., limited protection in the caseof market decline).
Index-Linked Option Key Information, Price Return Index, Risk [Text Block]		Each Index underlying the ILOs is a price return index, not a total return index, and therefore its performance does not reflect any dividends or distributions paid by the Index’s component companies.
Index-Linked Option Key Information, Price Return Index Underperforms Direct Investments, Risk [Text Block]		Additionally, the First Trust Growth Strength Net Fee Index deducts a fee when calculating Index performance. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]	Are There Restrictions on the Investment Options?

Yes.

• Purchase Payments.

◦ Additional Purchase Payments after the initial Purchase Payment are not permitted, except for transfers from other financial products requested at the time the investor’s Contract application is submitted and transferred within 60 days after the Contract Issue Date (“Subsequent Purchase Payments”).

◦ Your initial Purchase Payment and any Subsequent Purchase Payments, in the aggregate, must be at least $25,000 in the aggregate for qualified and non-qualified Contracts.

• Transfers and Reallocations.

◦ Transfers and reallocations to and from the ILOs are only permitted on Term Start Dates and Term End Dates (which will fall on a Contract Anniversary). If you exercise the Performance Lock feature on a multi-year ILO (i.e., an ILO with a Term lasting more than one Contract Year), you may transfer ILO Value from the locked ILO on the next Contract Anniversary.

◦ Transfers to and from the Fixed Account are only permitted on Contract Anniversaries.

◦ If you do not want to remain invested in the Fixed Account Option until the next Contract Anniversary, or in an ILO until the end of the Term, your only options will be to take a withdrawal from the Fixed Account Option or ILO or surrender the Contract, or exercise the Performance Lock feature and transfer your ILO Value on the next Contract Anniversary. All of these options will be based on the Interim Values of the ILOs, and withdrawals and surrenders may be subject to surrender charges, an MVA, taxes, and tax penalties.

• Investment Restrictions.

◦ You may only invest in a 6-year ILO Term at the beginning of an MVA Term. Within the first 6 Contract Years, you may invest all or a portion of your Contract Value into a 6-year ILO Term only at the beginning of the Initial MVA Term, which will be on the Contract Issue Date. At the end of the Initial MVA Term, you must renew the MVA Term to continue to be able to invest in 6-year ILOs. If you do not invest any portion of your Contract Value into a 6-year ILO on the Contract Issue Date for the Initial MVA Term, you will still be able to elect to renew the MVA Term and allocate all or a portion of your Contract Value into a 6-year ILO at the start of the renewed MVA Term. If you decline to renew any MVA Term after the Initial MVA Term, you will be unable to invest in 6-year ILO Terms for the remainder of the time that you own the Contract. In order to preserve the ability to invest in 6-year ILOs in the future, you must renew the MVA Term every 6 Contract Years, even if you do not invest any portion of your Contract Value into a 6-year ILO during a particular MVA Term.

◦ If you elect the GLWB Rider (Income Guard), you must invest your Contract Value according to the investment allocation restrictions under the Rider.

• Availability of ILOs under your Contract.

◦ The ILOs available under your Contract vary depending on the date your Contract was issued.

◦ Effective June 1, 2026, ILOs with a Floor Protection Level will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners.

◦ Effective June 1, 2026, ILOs with a Performance Triggered Rate strategy will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners.

◦ Effective June 1, 2026, 6-year Cap Rate with 10% Buffer strategy ILOs will no longer

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

PURCHASING THE CONTRACT

TRANSFERS AND REALLOCATIONS

APPENDIX A: INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT

APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS

be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners.

◦ Effective June 1, 2026, 2- and 3-year ILOs will be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners.

◦ The following types of ILOs are available only for Contracts issued on or after June 1, 2026:

- Annual Lock Cap Rate strategy ILOs with Buffer Protection Level

- Tiered Participation Rate with Cap Rate strategy ILOs

- Performance Mix with Participation Rate and Cap Rate strategy ILOs.

- ILOs with 100% Buffer Protection Level

◦ Certain ILOs and Indexes described in this Prospectus may not be available depending on the broker-dealer through which your Contract is sold.

• Our Rights to Change the ILOs and Indexes Offered Under the Contract.

◦ We reserve the right to add or remove an ILO or Index, subject to applicable regulatory approvals. We may stop offering an ILO for investment at the end of a Term to new and existing Contracts.

◦ We may remove or replace an Index if it is discontinued, if the calculation of the Index is substantially changed by the Index provider, if Index values should become unavailable for any reason, if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if its investment objectives, strategies, or risks substantially change. If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the original Index, however, the performance of the new Index may not be satisfactory to you.

◦ We may change the Crediting Strategy rates and Protection Level rates of the ILOs available under the Contract, subject to the stated Minimum Limits on Index Gain or maximum rates. Crediting Strategy rates will not change during a Term. Protection Level rates for the currently-offered ILOs will not change for the life of the ILO.

◦ There is no guarantee that a particular ILO will be available during the entire time that you own your Contract. We reserve the right to stop offering all except for one ILO, in addition to the Fixed Account. The 1-year S&P 500® with Cap and 10% Buffer ILO will always be available under your Contract. The Minimum Limit on Index Gain for the Cap Rate strategy for this ILO is 2% for the life of this Contract. In the future, this means that we may not offer ILOs with any other Protection Level other than a 10% Buffer and any other Crediting Strategy other than a Cap Rate. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer.

◦ If we stop offering all but one ILO (the 1-year S&P 500® with Cap and 10% Buffer ILO), you will be limited to investing in only one ILO and the Fixed Account Option. The terms and features of that ILO may not meet your investment objectives or be suitable for your financial goals, and this Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer.

◦ In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level.

◦ If, in the future, you are not satisfied with the available ILOs, you may choose to withdraw your ILO Value or surrender your Contract, but you may be subject tosurrender charges, an MVA, taxes, and tax penalties, and an Interim Value Calculation and Adjustment if the surrender or withdrawal is made before the end of a Term.
Key Information, Benefit Restrictions [Text Block]	Are There Any Restrictions on Contract Benefits?

Yes.

Except as otherwise provided, Contract benefits may not be modified or terminated by us.

• Income Guard.

◦ The Rider may only be purchased on the Contact Issue Date. If you purchase the GLWB Rider (Income Guard), the Rider may not be voluntarily terminated.

◦ You must invest your entire Contract Value in accordance with the investment allocation restrictions under the Rider. We may change these limits or restrictions in the future.

◦ If you purchase the Rider, Crediting Strategy rates declared for your Contract will typically be equal to Crediting Strategy rates for Owners who do not elect the GLWB Rider. However, Crediting Strategy rates may be lower for GLWB Rider Contracts.

◦ Withdrawals that exceed maximum annual withdrawal limits specified in the GLWB Rider (“Excess Withdrawals”) and withdrawals that occur prior to the Income Commencement Date (“Early Withdrawals”) may significantly reduce the benefits provided by the Rider by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.

◦ Any withdrawals taken from the ILOs under the GLWB Rider before the end of a Term will be based on Interim Value(s), which may result in loss. You should consult with your financial professional about the appropriateness of taking withdrawals under the Rider before the end of a Term.

◦ Compliant withdrawals under the Rider will not be subject to surrender charges or MVAs. Early and Excess Withdrawals may be subject to surrender charges and MVAs.

◦ All withdrawals will be subject to taxes. Withdrawals taken before the age of 59 ½ may be subject to tax penalties.

◦ Withdrawals under the Rider may reduce the benefits provided by the ROP Death Benefit Rider.

◦ We may stop offering the optional living benefit to new Contract Owners at any time. The optional living benefit may not be available through your financial professional. You may obtain information about the optional benefits that are available to you by contacting your financial professional.

• Death Benefit

◦ Withdrawals will reduce the standard death benefit, and the reduction may be greater than the amount withdrawn.

◦ The ROP Death Benefit Rider is only available for purchase at the time of Contract application, and once elected, the Rider may not be voluntarily terminated.

◦ Withdrawals may affect the availability of the benefit, perhaps significantly, and/or could terminate the benefit.

◦ The ROP Death Benefit fee is an ongoing deduction that can result in adverse impacts to your Contract values. For example, if you elect an ILO with a 6-year Term, the deduction of the annual ROP Death Benefit fee on the Contract Anniversary will result in an Interim Value Calculation and Adjustment (including an Adjustment to the Annual Lock Value) each time the fee is deducted on an Anniversary other than the Term End Date and could result in a loss.

◦ We may stop offering the optional ROP Death Benefit Rider to new Contract Owners at any time. The ROP Death Benefit Rider may not be available through your financial professional. You may obtain information about the optional benefits that are available to you

FEES, CHARGES, AND ADJUSTMENTS

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

BENEFITS AVAILABLE UNDER THE CONTRACT

INVESTING IN THE CONTRACT – Performance Lock

INCOME GUARD

DEATH BENEFIT

APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS

by contacting your financial professional.

• Performance Lock

◦ If you exercise the Performance Lock feature, you will “lock-in” the Interim Value. The Interim Value may be less than the potential ILO Value you would receive at the end of the Term had you not exercised the feature. The Crediting Strategy or Protection Level will not be applied.

◦ If you exercise the Performance Lock feature of the Annual Lock ILOs, you will “lock-in” the Interim Value. The Performance Lock feature does not lock-in the Annual Lock Value, and any gains or losses reflected in your Annual Lock Value are not credited to your Investment Base until the Term End Date when the ILO Credit is applied.

◦ Performance Lock may only be exercised after the 60th calendar day from the Term Start Date.

◦ The request to exercise the Performance Lock feature must be received by us before close of Business in order to lock-in that day’s ending Interim Value.

◦ You may only exercise the Performance Lock feature once for each ILO during each Term (or once each “segment” within an ILO, if applicable).

◦ You must lock in your entire value in the ILO when exercising Performance Lock.

◦ Exercising Performance Lock is irrevocable and may only be cancelled if we receive the request to cancel before close of Business on the same Business Day that the request to exercise the feature is received.

◦ You will not be able to determine the Interim Value that will be locked-in prior to the Performance Lock request.

◦ Once Performance Lock is exercised, the locked-in amount cannot be transferred to a new ILO, the Fixed Account or begin a new Term in the same ILO, until the next Contract Anniversary.

◦ If you exercise Performance Lock on a 6-year ILO, you will be unable to transfer or reallocate your Contract Value to another 6-year ILO Term until the end of the current MVA Term, and only if you elect to renew the MVA Term at the expiration of the current MVA Term.

◦ The locked-in value will be credited with a fixed rate of interest, which could be as little as 0.0%.

• Availability of Contract Benefits and Features

◦ Certain Contract features and benefits described in this Prospectus may vary or may not be available depending on the broker-dealer through which your Contract is sold.

Tax Implications [Text Block]	What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from, and Purchase Payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or IRA. Withdrawals and surrenders will be subject to ordinary income tax, and may be subject to tax penalties if you withdraw money before age 591∕2.

FEDERAL TAX ISSUES

Investment Professional Compensation [Text Block]	How Are Investment Professionals

Your financial professional may receive compensation for selling the Contract to you in the form of commissions and non-cash compensation. This compensation may influence your financial professional to offer or recommend the Contract over another

DISTRIBUTION ARRANGEMENTS

Compensated?

investment.

Exchanges [Text Block]	Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contact, that it is preferable for you to purchase the new contract rather than continue to own your existing contract. Call your financial professional or call us at (800) 722-4448 if you are interested in this option.

ADDITIONAL INFORMATION — REPLACEMENT OF LIFE INSURANCE OR ANNUITIES

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

The current annual Rider charge is the following:

Rider Name	Annual Rider Charge Percentage
Income Guard (single or joint option)	1.50%(1)

(1) As a percentage of the Protected Payment Base each Contract Anniversary.

FEE TABLE

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Interest Crediting Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you surrender or make withdrawals from an Interest Crediting Option or from the Contract. State premium taxes may also be deducted.

TRANSACTION EXPENSES

Maximum Surrender Charge(1)

 (as a percentage of the amount surrendered or withdrawn) .. .. .. .. .. .. ... .. .. .. .. .. .. .. ... .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. ..7%

(1) The surrender charge applies to withdrawals and surrenders in excess of the annual 10% free withdrawal amount during the first 6 Contract Years. Withdrawals and surrenders that are not subject to a surrender charge may still be subject to an MVA, Interim Value Calculation and Adjustment if withdrawn from the ILOs during a Term, taxes, and tax penalties. See FEES, CHARGES, AND ADJUSTMENTS for a list of withdrawals and surrenders that will not be subject to a surrender charge. The surrender charge declines to zero over the surrender charge period according to the following schedule:

Contract Year		Surrender Charge Percentage
Contract Year 1	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7%
Contract Year 2	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7%
Contract Year 3	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6%
Contract Year 4	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5%
Contract Year 5	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4%
Contract Year 6	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3%
Contract Year 7+	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Interest Crediting Option or from the Contract before the expiration of a specified period.

ADJUSTMENTS

Interim Value Calculation and Adjustment Maximum Potential Loss(1)

(as a percentage of your investment in the ILO) 100%

MVA Maximum Potential Loss(2)

(as a percentage of the ILO Value) 100%

(1) An Interim Value Calculation and Adjustment will apply to your ILO Value upon any surrender (including Free Look surrenders), withdrawal (including RMDs, free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider), death benefit payment, and annuitization of the Contact if value is taken from the ILOs before the Term End Date. An Interim Value Calculation will also apply upon exercise of the Performance Lock for any ILO. See FEES, CHARGES, AND ADJUSTMENTS for more information. The maximum loss would occur under extreme circumstances upon a withdrawal or surrender.

(2) An MVA may apply to withdrawals or surrenders from any of the Interest Crediting Options during the Initial MVA Term and any subsequent MVA Term that you elect. Certain transactions are not subject to an MVA. See FEES, CHARGES, AND ADUSTMENTS for more information. The following transactions will be subject to an MVA during an MVA Term:(1) surrenders (except for Free Look surrenders), (2) certain optional withdrawals (including Early and Excess Withdrawals under the Income Guard), and (3) pre-authorized withdrawals. The maximum loss would occur under extreme circumstances upon a withdrawal or surrender of the Contract and interest rates have risen dramatically between the beginning of the MVA Term to the time that you take the surrender.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

ANNUAL CONTRACT EXPENSES

Optional Benefit Expenses

Optional Benefit	Maximum Charge

Income Guard 4.00%(1)

Return of Purchase Payments Death Benefit Rider 1.50%(2)

(1) As a percentage of the Protected Payment Base annually on each Contract Anniversary after the Rider Effective Date. The current charge for new elections of this Rider is disclosed in a Rate Sheet Prospectus Supplement.

(2) As a percentage of your Contract Value deducted each Contract Anniversary.

In addition to the fees described above, we limit the amount you can earn on the ILOs. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES

Maximum Surrender Charge(1)

 (as a percentage of the amount surrendered or withdrawn) .. .. .. .. .. .. ... .. .. .. .. .. .. .. ... .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. .. ..7%

(1) The surrender charge applies to withdrawals and surrenders in excess of the annual 10% free withdrawal amount during the first 6 Contract Years. Withdrawals and surrenders that are not subject to a surrender charge may still be subject to an MVA, Interim Value Calculation and Adjustment if withdrawn from the ILOs during a Term, taxes, and tax penalties. See FEES, CHARGES, AND ADJUSTMENTS for a list of withdrawals and surrenders that will not be subject to a surrender charge. The surrender charge declines to zero over the surrender charge period according to the following schedule:

Contract Year		Surrender Charge Percentage
Contract Year 1	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7%
Contract Year 2	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7%
Contract Year 3	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6%
Contract Year 4	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5%
Contract Year 5	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4%
Contract Year 6	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3%
Contract Year 7+	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	[3]	7.00%
Transactions Subject to Contract Adjustment, Fee Table [Text Block]

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Interest Crediting Option or from the Contract before the expiration of a specified period.

ADJUSTMENTS

Interim Value Calculation and Adjustment Maximum Potential Loss(1)

(as a percentage of your investment in the ILO) 100%

MVA Maximum Potential Loss(2)

(as a percentage of the ILO Value) 100%

(1) An Interim Value Calculation and Adjustment will apply to your ILO Value upon any surrender (including Free Look surrenders), withdrawal (including RMDs, free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider), death benefit payment, and annuitization of the Contact if value is taken from the ILOs before the Term End Date. An Interim Value Calculation will also apply upon exercise of the Performance Lock for any ILO. See FEES, CHARGES, AND ADJUSTMENTS for more information. The maximum loss would occur under extreme circumstances upon a withdrawal or surrender.

(2) An MVA may apply to withdrawals or surrenders from any of the Interest Crediting Options during the Initial MVA Term and any subsequent MVA Term that you elect. Certain transactions are not subject to an MVA. See FEES, CHARGES, AND ADUSTMENTS for more information. The following transactions will be subject to an MVA during an MVA Term:(1) surrenders (except for Free Look surrenders), (2) certain optional withdrawals (including Early and Excess Withdrawals under the Income Guard), and (3) pre-authorized withdrawals. The maximum loss would occur under extreme circumstances upon a withdrawal or surrender of the Contract and interest rates have risen dramatically between the beginning of the MVA Term to the time that you take the surrender.

Contract Adjustments, Fee Table [Table Text Block]

ADJUSTMENTS

Interim Value Calculation and Adjustment Maximum Potential Loss(1)

(as a percentage of your investment in the ILO) 100%

MVA Maximum Potential Loss(2)

(as a percentage of the ILO Value) 100%

(1) An Interim Value Calculation and Adjustment will apply to your ILO Value upon any surrender (including Free Look surrenders), withdrawal (including RMDs, free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider), death benefit payment, and annuitization of the Contact if value is taken from the ILOs before the Term End Date. An Interim Value Calculation will also apply upon exercise of the Performance Lock for any ILO. See FEES, CHARGES, AND ADJUSTMENTS for more information. The maximum loss would occur under extreme circumstances upon a withdrawal or surrender.

(2) An MVA may apply to withdrawals or surrenders from any of the Interest Crediting Options during the Initial MVA Term and any subsequent MVA Term that you elect. Certain transactions are not subject to an MVA. See FEES, CHARGES, AND ADUSTMENTS for more information. The following transactions will be subject to an MVA during an MVA Term:(1) surrenders (except for Free Look surrenders), (2) certain optional withdrawals (including Early and Excess Withdrawals under the Income Guard), and (3) pre-authorized withdrawals. The maximum loss would occur under extreme circumstances upon a withdrawal or surrender of the Contract and interest rates have risen dramatically between the beginning of the MVA Term to the time that you take the surrender.

Annual Contract Expenses [Table Text Block]

ANNUAL CONTRACT EXPENSES

Optional Benefit Expenses

Optional Benefit	Maximum Charge

Income Guard 4.00%(1)

Return of Purchase Payments Death Benefit Rider 1.50%(2)

(1) As a percentage of the Protected Payment Base annually on each Contract Anniversary after the Rider Effective Date. The current charge for new elections of this Rider is disclosed in a Rate Sheet Prospectus Supplement.

(2) As a percentage of your Contract Value deducted each Contract Anniversary.

Other Annual Expense, Footnotes [Text Block]	[4]	As a percentage of the Protected Payment Base each Contract Anniversary.
Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]

In addition to the fees described above, we limit the amount you can earn on the ILOs. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

An investment in the Contract involves certain risks that you should consider carefully before purchasing the Contract.

RISK OF LOSS

This Contract is unsuitable as a short-term savings vehicle. You can lose money by investing in this Contract, including loss of a substantial portion or all of your principal investment and any previously-credited earnings in the Contract despite the Protection Levels. Additionally, positive interest credited to your ILO Value will be limited to the extent the Index Return exceeds the Cap, Annual Lock Cap, or Performance Triggered Rate, or if the Participation Rate is less than 100%, as applicable. Each Interest Crediting Option, including the Fixed Account Option, has its own unique risks. You should review and understand the Interest Crediting Options before making an investment decision.

You may experience significant negative returns under the Contract due to the poor investment performance of the ILOs you select (even with downside protection offered by the Protection Levels), the timing of any transactions you request, such as withdrawals and transfers, and any fees and adjustments associated with those transactions. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

The Protection Level of each ILO may limit the amount of negative Index Return used in calculating the interest credited to your ILO Value at the end of each Term or applied to your Annual Lock Value at the end of an Annual Lock Period (if applicable). You can still incur losses even with the application of a Protection Level unless you elect an ILO with a Buffer Protection Level of 100%. There are three types of Protection Levels that we use to limit negative Index Returns: Buffer Rates, Dual Direction Buffer Rates, and Floors. For Contracts issued prior to June 1, 2026, if you invest in an ILO with a Buffer (including the Dual Direction Buffer), depending on the Buffer or Dual Direction Buffer rate of the ILO(s) in which you invest, your potential losses at the end of a Term due to negative Index performance are currently limited to a maximum of 80 to 90% of your investment in the ILO for that Term. For Contracts issued on or after June 1, 2026, if you invest in an ILO with a Buffer (including the Dual Direction Buffer), depending on the Buffer or Dual Direction Buffer rate of the ILO(s) in which you invest, your potential losses at the end of a Term due to negative Index performance are currently limited to a maximum of 0% to almost 100% of your investment in the ILO for that Term. If you invest in an ILO with a Floor (not available for Purchase Payments or renewal allocations beginning on June 1, 2026), your potential losses at the end of a Term due to negative Index performance are limited to a maximum of 10% of your investment in the ILO for that Term. Cumulative loss over the life of the Contract could be much greater than the maximum loss for any single ILO Term.

The 1-year S&P 500® with Cap and 10% Buffer ILO, and the Fixed Account Option, will always be available under your Contract. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level.

If you take a surrender or withdraw money from an ILO during a Term (including full surrenders, Free Look surrenders, RMDs, free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider), a death benefit is paid, or you annuitize the Contract before the Term End Date, the ILO Value available for the transaction will be your Interim Value. The Protection Level does not protect the Interim Value from negative Index performance during the Term. The Interim Value calculated may result in a loss even if the Index is performing positively at the time of the transaction, and may be less than the amount you would receive had you held the investment until the end of the Term after the application of the Protection Level. The Interim Value Calculation and Adjustment could result in the loss of principal and previously-credited earnings in the Contract, and in extreme circumstances, such losses could be as high as 100%. The Protection Levels also do not limit losses from surrender charges, MVAs, and taxes, which could result in greater loss of principal or previously credited earnings in the Contract even if investment performance has been positive. Any potential for gain should be carefully weighed against the risk of loss.

LIQUIDITY RISK

This Contract is unsuitable as a short-term savings vehicle. This Contract may be appropriate for you if you have a long-term investment horizon and are looking to supplement your retirement income or you want to meet other long-term financial objectives. The Contract is not designed to be a short-term investment and may be inappropriate for you if you intend to take frequent withdrawals prior to annuitization (or prior to the Income Commencement Date if you have elected the GLWB Rider), withdrawals during the 6-year surrender charge period, or withdrawals from the ILOs before the end of a Term.

Before you annuitize, you can withdraw money from or surrender your Contract at any time, however, withdrawals or surrenders taken during the surrender charge period may be subject to a surrender charge. Withdrawals and surrenders may also be subject to an MVA regardless of when the surrender or withdrawal occurs if taken during the MVA Term, an Interim Value Calculation and Adjustment if taken from the ILOs before the end of a Term, taxes, and tax penalties. An MVA or negative Interim Value Calculation and Adjustment could result in the loss of your principal investment and previously credited earnings in the Contact, and in extreme circumstances, such losses could be as high as 100% of the ILO Value. See FEES, CHARGES, AND ADJUSTMENTS and ACCESS TO YOUR MONEY.

Please note that the Contract permits ongoing withdrawals and deductions from the ILOs prior to the Term End Date, such as guaranteed withdrawal amounts under the GLWB Rider, rider charges, systematic withdrawals, and/or required minimum distributions.

These withdrawals and deductions may have an adverse effect on the values and benefits under your Contract. If you intend to make such ongoing withdrawals or elect such deductions, you should consult with a financial professional about whether this Contract is appropriate for you.

TRANSFER AND REALLOCATION LIMITATIONS

Transfers to and from the ILOs and reallocations into the same ILO for a new Term are only permitted on Term Start Dates and Term End Dates (which will fall on a Contract Anniversary), unless you exercise the Performance Lock feature on a multi-year ILO. Transfers to and from the Fixed Account are permitted every Contract Anniversary. Transfer instructions can be requested, changed or cancelled any time prior to close of the Business Day on Term End Date. These transfer restrictions significantly limit your ability to reallocate your Contract Value in response to changes in market conditions, Interest Crediting Option performance, or personal needs.

If we do not receive transfer instructions from you prior to the close of Business on the Term End Date, we will automatically reallocate or transfer your Contract Value. Any Contract Value in an expiring ILO Term will remain in its current allocation for the next Term, subject to the renewal Crediting Strategy Rates declared for that Term, as long as that ILO remains available for investment. If the expiring ILO is not available for investment for a Subsequent Term, the Contract Value in that ILO will automatically be transferred to a default ILO, subject to the renewal Crediting Strategy Rates, or to the Fixed Account Option, subject to the renewal Guaranteed Rate. Amounts that we automatically reallocate or transfer in the absence of transfer instructions cannot be transferred until the next Contract Anniversary, or Term End Date, which will fall on a Contract Anniversary (unless the Performance Lock is exercised on a 6-year ILO). This will occur even if the Crediting Strategy rate or Index associated with the new ILO Term has changed, in which case the new ILO Term may not be satisfactory to you.

If you fail to transfer ILO Value at the end of a Term and do not wish to remain invested in a particular ILO for another Term, your only alternative will be to surrender or withdraw the related ILO Value. Surrendering all or withdrawing a portion of your Contract Value may cause you to incur surrender charges, an MVA, taxes, and tax penalties. If you surrender or withdraw the ILO Value during the Term, the amount available for surrender or withdrawal will be your Interim Value. The Interim Value calculated could be less than your investment in the ILO even if the Index is performing positively, and may be less than the amount you would receive had you held the investment until the end of the Term after the application of the Protection Level. This means that there could be significantly less money available under your Contract for a surrender or withdrawal during the Term.

Income Guard Investment Allocation Restrictions

If you purchase the optional Income Guard rider, you must invest your entire Contract Value according to the investment allocation restrictions under the Rider. You will be unable to transfer your Contract Value into ineligible Interest Crediting Options for the entire time that you own the Rider. The eligible Interest Crediting Options seek to minimize the Company’s risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the Rider. Please see INCOME GUARD — INVESTMENT ALLOCATION RESTRICTIONS for more information.

6-Year Index-Linked Option Investment Limitations

During the first 6 Contract Years, your Contract is automatically subject to the Initial MVA Term, regardless of the Interest Crediting Options you select. You may only invest in a 6-year ILO Term at the beginning of an MVA Term. Within the first

6 Contract Years, you may invest all or a portion of your Contract Value into a 6-year ILO Term only at the beginning of the Initial MVA Term, which will be on the Contract Issue Date. If you do not invest at least a portion of your Contract Value into a

6-year ILO on the Contract Issue Date, you will be unable to invest in another 6-year ILO Term until the beginning of the next MVA Term, which will be the 6th Contract Anniversary. At the end of the Initial MVA Term, you must renew the MVA Term to continue to be able to invest in 6-year ILOs. If you do not invest any portion of your Contract Value into a 6-year ILO on the Contract Issue Date for the Initial MVA Term, you will still be able to elect to renew the MVA Term and allocate all or a portion of your Contract Value into a 6-year ILO at the start of the renewed MVA Term, which will fall on a Contract Anniversary. If you decline to renew any MVA Term after the Initial MVA Term, you will be unable to invest in 6-year ILO Terms for the remainder of the time that you own the Contract. However, 1-year ILOs and the Fixed Account will remain available for transfers and reallocations, and effective June 1, 2026, 2-year and 3-year ILO Terms will also become available for Purchase Payments and future renewal allocations by new Contract Owners and renewal allocations by existing Contract Owners. This means that you may only invest in 6-year ILOs every 6 Contract Years on the Contract Anniversary, and only if you elect to renew the MVA Term every 6 Contract Years. In order to preserve the ability to invest in 6-year ILOs in the future, you must renew the MVA Term every 6 Contract Years, even if you do not invest any portion of your Contract Value into a 6-year ILO during a particular MVA Term. See FEES, CHARGES, AND ADJUSTMENTS — MARKET VALUE ADJUSTMENT for more information. The MVA may not apply in all states. See APPENDIX E: STATE VARIATIONS.

WITHDRAWAL AND SURRENDER RISK

All withdrawals (including RMDs, preauthorized withdrawals, rider charges, and any guaranteed withdrawal amounts under the GLWB Rider) will reduce your Contract Value and the death benefit, and withdrawals and surrenders may be subject to a negative adjustment based on the interim Value Calculation, surrender charge, MVA, taxes, and tax penalties. See FEES, CHARGES, AND ADJUSTMENTS for a list of withdrawals and surrenders that will not be subject to a surrender charge or MVA.

Withdrawals and surrenders from all of the Interest Crediting Options may be subject to an MVA during the first six Contract Years (the Initial MVA Term) and during any subsequent MVA Term that you elect, in addition to an Interim Value Calculation and Adjustment, surrender charges, taxes, and tax penalties. An MVA may apply regardless of when a surrender or withdrawal occurs, including on a Term End Date. See FEES, CHARGES, AND ADJUSTMENTS — MARKET VALUE ADJUSTMENT for a list of transactions to which an MVA is not applied. An MVA is a positive or negative adjustment to the withdrawal or surrender amount to reflect the change in market interest rates between the start of the MVA Term and the date of your withdrawal or surrender. The MVA will increase or decrease the amount you receive from a withdrawal or surrender based on the total amount requested. The positive or negative MVA is subtracted from the withdrawal amount requested or the surrender amount, in addition to applicable surrender charges and taxes. The application of an MVA could reduce the amount you receive from a withdrawal or surrender, and in extreme circumstances, such losses could be as high as 100% of the amount withdrawn or surrendered from the ILOs. An MVA does not otherwise affect your Contract Value remaining in the Contract after a partial withdrawal or the death benefit amount. The maximum loss would only occur under extreme circumstances upon a withdrawal or a total surrender of the Contract and interest rates have risen dramatically between the beginning of the MVA Term to the time that you take the surrender.

Withdrawals and surrenders from the ILOs at the end of a Term will reduce the Investment Base and death benefit by the amount requested. Any applicable negative adjustment, surrender charge, MVA, taxes, and tax penalties will subsequently be deducted from the amount you receive from a withdrawal or surrender. Withdrawals and surrenders from the ILOs between the Term Start Date and the Term End Date will trigger an Interim Value Calculation to your ILO Value, and will reduce the Interim Value of your investment in the ILOs by the amount requested. Additionally, the transaction will reduce your ILO Investment Base in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and will also proportionately reduce the Annual Lock Value (if applicable) and death benefit (the Interim Value Adjustment). The Interim Value Adjustment may be greater than the dollar amount of the withdrawal, and will reduce the Investment

Base and Annual Lock Value for the remainder of the Term. See “INTERIM VALUE CALCULATION AND ADJUSTMENT RISK” below for more information Amounts withdrawn or surrendered will not receive an ILO Credit, which is the dollar amount of interest added to or subtracted from your ILO Investment Base at the end of each Term.

Withdrawals based on Interim Value may significantly reduce the value of any gains credited at the end of the Term because the amount of the ILO Credit is calculated based on the Investment Base, which will be reduced proportionately by the withdrawal. The Interim Value does not receive the application of the Protection Level to mitigate any loss. The Interim Value Calculation and Adjustment could result in a loss, and this loss may be greater than the loss that would be incurred on the Term End Date after the application of the Protection Level. The Interim Value Calculation and Adjustment could also result in lower gain than would be credited on the Term End Date after the application of the Crediting Strategy. If you plan on taking frequent withdrawals for short-term needs that will be subject to surrender charges, an Interim Value Calculation and Adjustment, MVA, and/or additional taxes, this Contract may not be appropriate for you. You may contact us at our Service Center to obtain your Interim Value(s) for any ILO in which you are invested prior to effecting a transaction, although your Interim Value(s) may change by the time the transaction is executed. To avoid an Interim Value Calculation and Adjustment to your ILO Value, you should schedule withdrawals and other transactions to fall on Term End Dates.

Additionally, if you purchase Income Guard, Early Withdrawals and Excess Withdrawals may significantly reduce the benefits provided by the Rider by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit if the Contract Value is reduced to zero. All withdrawals (including guaranteed withdrawal amounts) withdrawn from the ILOs during the Term will trigger an Interim Value Calculation and Adjustment. A negative Interim Value Calculation and Adjustment could result in significant loss. All withdrawals, including guaranteed lifetime withdrawals under the Income Guard rider, may also affect the availability of the ROP Death Benefit Rider, perhaps significantly, and/or could terminate the benefit if the Contract Value is reduced to zero.

Income taxes and certain tax restrictions may apply to any withdrawal or surrender. If taken before age 591∕2, a withdrawal or surrender may also be subject to a 10% federal penalty tax.

We generally make payment of any amount due from the Contract within seven calendar days from the date we receive a request In Proper Form. When permitted by law, however, we may defer payment of any withdrawal or surrender proceeds for up to six months from the date we receive your request.

INTERIM VALUE CALCULATION AND ADJUSTMENT RISK

The Interim Value is the amount in the ILO that is available for surrenders, withdrawals, death benefit payments, and annuitization that occurs between the Term Start Date and the Term End Date, including full surrenders (including Free Look surrenders), RMDs, free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider. All of these transactions, if taken during the Term, will be based on Interim Value(s) and will trigger an Interim Value Calculation to your ILO Value. The Interim Value is calculated based on the value of a hypothetical portfolio of derivative financial instruments designed to replicate the value of the ILO if it were held until the end of the Term. We calculate the Interim Value of your investment in each ILO at the end of each Business Day between the Term Start Date and the Term End Date. The Interim Value fluctuates each Business Day independently of your Investment Base or Annual Lock Value (if applicable), and the change, or adjustment, may be positive, negative, or zero compared to the last Business Day, even if the Index has increased in value. Changes to your Interim Value are not directly tied to the performance of the relevant Index, although Index performance impacts your Interim Value. You should also understand that the Interim Value for an ILO on a Business Day will not impact your principal investment in the ILO (the Investment Base) or the Annual Lock Value (if applicable) unless a withdrawal, surrender, death benefit payment, or annuitization occurs during the Term on that Business Day. This means that the Interim Value calculated could be less than your investment in the ILO or your Annual Lock Value even if the Index is performing positively, and may be less than the amount you would receive had you held the investment until the end of the Term.

If you effect a withdrawal that is based on Interim Value, the withdrawal will reduce the Interim Value of your investment in the ILOs by the amount requested. Any applicable surrender charge, MVA, taxes, and tax penalties will subsequently be deducted from the amount you receive from a withdrawal or surrender. Additionally, the withdrawal will reduce your ILO Investment Base in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and will also proportionately reduce the Annual Lock Value (if applicable) and death benefit (the “Interim Value Adjustment”). The Interim Value Adjustment to the Investment Base, Annual Lock Value (if applicable), and death benefit may be greater than the dollar amount of the withdrawal, and will reduce the Investment Base and Annual Lock Value for the remainder of the Term. The amount withdrawn or surrendered will not receive an ILO Credit.

A negative Interim Value Calculation and Adjustment will decrease the amount available under your Contract in the ILOs for transactions involving withdrawal, surrender, annuitization, and the death benefit. An Interim Value Calculation and

Adjustment will impact your Contract Value (including your Cash Surrender Value, death benefit amount, and amount converted to an Annuity Option), but the reduction will not be deducted from the amount you receive if you take a partial withdrawal. You may contact us at our Service Center to obtain your Interim Value(s) for any ILO in which you are invested prior to initiating a transaction, although your Interim Value(s) may change by the time the transaction is executed.

Withdrawals based on Interim Value may significantly reduce the value of any gains credited at the end of the Term because the dollar amount of the ILO Credit is calculated based on the Investment Base, which will be reduced proportionately by the withdrawal. The Interim Value Calculation and Adjustment could also result in a loss, and this loss may be greater than the loss that would be incurred on the Term End Date after the application of the Protection Level. The Interim Value Calculation and Adjustment could also result in lower gain than would be credited on the Term End Date after the application of the Crediting Strategy. If you purchase the Income Guard, all withdrawals (including guaranteed withdrawal amounts) taken from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment and could result in significant loss.

Additionally, neither the Protection Level nor Crediting Strategy of the ILO will be applied to Interim Values. As such, when a transaction is processed based on the Interim Value of the ILOs, there could be significantly less money available under your Contract for withdrawals, surrender, annuitization, and the death benefit. The Interim Value Calculation and Adjustment may result in a loss even if the Index is performing positively at the time of the transaction, and may be less than the amount you would have received had you held the investment until the end of the Term. If you use the Performance Lock feature to lock-in an Interim Value that is lower than your Investment Base on the Term Start Date, you will lock-in a loss. The Interim Value Calculation and Adjustment could result in the loss of principal and previously-credited earnings in the Contract, and in extreme circumstances, such losses could be as high as 100%. To avoid an Interim Value Calculation and Adjustment to your ILO Value, you should schedule withdrawals and other transactions to fall on Term End Dates.

FIXED ACCOUNT OPTION RISK

The Guaranteed Rate for the Fixed Account Option will never be lower than the 0.50% Minimum Guaranteed Rate for the Fixed Account. The effective annual interest rate represents the rate of daily compounded interest over a 12-month period. You bear the risk that we will never declare a Guaranteed Rate for the Fixed Account Option that is higher than the Minimum Guaranteed Rate for the Fixed Account.

CREDITING STRATEGY & PROTECTION LEVEL RISK

ILOs

Each ILO has an applicable Crediting Strategy and Protection Level that determines the positive, negative, or zero interest rate applied to your ILO Investment Base or Annual Lock Value (if applicable) at the end of each Term or Annual Lock Period (the “Adjusted Index Return”). For Point to Point ILOs, the Crediting Strategy and Protection Level only apply on the Term End Date. For Annual Lock ILOs, the Crediting Strategy and Protection Level apply annually to determine the Annual Lock Value at the end of each Annual Lock Period.

Crediting Strategy Risk

If you invest the ILOs, positive Index Returns may be limited based on the applicable Crediting Strategy of each ILO. The Crediting Strategies may therefore limit any positive ILO Credit that may be applied to your Investment Base for a given Term. Because of the application of the Crediting Strategy, the Adjusted Index Return for a Term or Annual Lock Period may be less than the positive Index Return.

The Crediting Strategies benefit us because they limit the amount of positive interest that we may be obligated to credit for any Term. We set the Crediting Strategy rates each Term in our discretion, however, they will never be less than the Minimum Limits on Index Gain set forth in this Prospectus. You bear the risk that we will not set the Crediting Strategy rates higher than these minimums.

Initial and renewal Crediting Strategy rates may vary depending on the Index, market conditions, Crediting Strategy type, Protection Level, Term length, election to renew the MVA Term, or the election of the Income Guard rider. Please note that Crediting Strategy rates for Owners who elect the Income Guard will typically be equal to Crediting Strategy rates for Owners who do not elect the benefit. However, Crediting Strategy rates may be lower for Income Guard Owners. Additionally, renewal Crediting Rates will typically be higher if the MVA Term is renewed, and lower if the MVA Term is not renewed.

Annual Lock Risk

If you have elected the 6-Year ILO with the Annual Lock Cap Rate, and the Annual Lock Credit is negative at the end of an Annual Lock Period, your Annual Lock Value will be reduced by the amount of the Annual Lock Credit and you will lock-in any loss for that Annual Lock Period. Likewise, if the Annual Lock Credit is positive for an Annual Lock Period, you will lock-in any gain. Even if you receive a positive Annual Lock Credit for one or more Annual Lock Periods during the Term, your overall Annual Lock Value may still be reduced by the end of the Term by any negative Annual Lock Credit you may receive for other Annual Lock Periods during that Term. Because the ILO Credit is determined at the end of the Term by subtracting the Investment Base from the final Annual Lock Value, a lower Annual Lock Value may result in a lower or negative ILO Credit at the end of the Term.

Because of the cumulative impact of the Annual Lock, if you incur a loss during one Annual Lock Period during a Term, it will reduce the Annual Lock Value for the next Annual Lock Period during the Term, which will reduce the value of any positive Annual Lock Credit. A reduced Annual Lock Value will ultimately reduce the value of any positive ILO Credit at the end of the Term, or result in a negative ILO Credit. In a continuing down market, over multiple years, cumulative losses could exceed the protection provided by the Buffer for any single Annual Lock Period and you could lose nearly 100% of your ILO Value for the Term. For example, if the Buffer is 10%, in a continuing down market, you could lose more than 90% of your investment over several Annual Lock Periods.

The Annual Lock Value is not available to you. Your ILO Value is the Interim Value until the Term End Date. If you take a withdrawal from an Annual Lock ILO prior to the end of the Term, your withdrawal will be based on the Interim Value on the date of the withdrawal, and not the gains or losses locked-in for the completed Annual Lock Periods during the Term. The Interim Value may be less than the Annual Lock Value even if the Index is performing positively. Any gains or losses reflected in your Annual Lock Value are not locked in or credited to your Investment Base until the Term End Date when the ILO Credit is applied. Additionally, any withdrawal taken prior to the end of the Term will reduce the Investment Base and Annual Lock Value proportionally and may significantly reduce any positive ILO Credit at the end of the Term. You should consult with your financial professional about the appropriateness of taking withdrawals under the ILO before the end of a Term.

Cap Rates, Annual Lock Cap Rates, and Performance Triggered Rates. Positive interest credited to your ILO Value will be limited to the extent the Index Return exceeds the Cap, Annual Lock Cap, or Performance Triggered Rate. If you allocate Contract Value to an ILO with a Cap Rate (including the Cap Rate with Dual Direction Buffer, Performance Mix with Participation Rate and Cap Rate, and Tiered Participation Rate with Cap Rate), Annual Lock Cap Rate, or a Performance Triggered Rate, the highest possible Adjusted Index Return that you may earn for a given Term or Annual Lock Period is the Cap Rate, Annual Lock Cap Rate, or the Performance Triggered Rate. The Performance Triggered Rate credits a fixed rate of interest to your ILO Investment Base on the Term End Date if the Index Return is greater than or equal to zero, and the Cap Rate or Annual Cap Rate is the maximum amount of positive interest that may be credited to your Investment Base on the Term End Date or to the Annual Lock Value at the end of an Annual Lock Period. As a result, you will only be credited with a maximum amount of interest even if the positive Index Return is much greater than that rate. Additionally, Cap Rates for ILOs with multi-year Terms (excluding the Annual Lock Cap Rate ILOs) apply on a Point to Point basis. This means that the Cap Rate is applied to the Index Return for the entire Term, not on an annual basis. The Annual Lock Cap Rate is applied annually at the end of each Annual Lock Period. Effective June 1, 2026, ILOs with a Performance Triggered Rate Crediting Strategy will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners.

Participation Rates and Tiered Participation Rates. If you allocate Contract Value to an ILO with a Participation Rate or Tiered Participation Rate, the Crediting Strategy may limit your participation in any positive Index Return. For Contracts issued prior to June 1, 2026, a Participation Rate or Tiered Participation Rate below 100% will reduce the percentage portion of the positive Index Return credited to your Investment Base at the end of the Term. For Contracts issued on or after June 1, 2026, the available ILOs will have a Participation Rate or Tiered Participation Rate of at least 100%. For multi-year Terms, the Participation Rate and Tiered Participation Rates apply on a Point to Point basis. This means that the Participation Rate or Tiered Participation Rate is applied to the Index Return for the entire Term, not on an annual basis.

Protection Level Risk

Negative Index Returns may be limited by the applicable Protection Level for each ILO. Other than the 100% Buffer on the Term End Date, Protection Levels may provide only limited protection against negative Index performance. You may lose money. When you invest Contract Value in the ILOs, you bear the risk that negative Index performance may cause the Adjusted Index Return to be negative even after the application of the Protection Level. This would result in a negative ILO Credit and reduce your Investment Base by the amount of the ILO Credit. Additionally, the Protection Level may only provide downside protection only on the Term End Date, so your exposure to negative Index performance during a Term is greatest before the Term End Date.

There are three types of Protection Levels that we use to limit negative Index Returns: Buffer Rates, Dual Direction Buffer Rates, and Floors. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual

Direction Buffer. Effective June 1, 2026, ILOs with a Floor Protection Level will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners. This Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer.

Protection Levels for ILOs with multi-year Terms apply on a Point to Point basis (excluding Annual Lock ILOs). This means that the Buffer or Dual Direction Buffer is applied to the Index Return for the entire Term, and not on an annual basis. Annual Lock ILOs will apply the Buffer Protection Level on an annual basis at the end of each Annual Lock Period during the Term, although any gains or losses are not locked in or credited to your Investment Base until the Term End Date when the ILO Credit is applied. For each ILO, the Protection Level (e.g. Buffer, Dual Direction Buffer, or Floor) is set at Contract issue and will never change in future Contract Years as long as we continue to offer that ILO.

We set Protection Level rates for each ILO at our discretion. Protection Level rates declared for future ILOs under this Contact may vary depending on the Index, market conditions, Crediting Strategy, and rates, the type of Protection Level, and the Term length. Assuming the same Index and Term length, an ILO that provides more protection from Index losses will generally tend to have less potential for Index gains; conversely, an ILO that provides less protection from Index losses will generally tend to have more potential for Index gains.

Dual Direction Buffer Rates, Buffer Rates and Floors. The risk of loss may be greater with a Buffer ILO (including the Dual Direction Buffer) than a Floor ILO during times of steep market decline. Unless a 100% Buffer ILO is elected, if there is a steep negative Index Return, and two ILOs offer identical rates for the Buffer (or Dual Direction Buffer) and Floor, the risk of loss is substantially higher on a Buffer or Dual Direction Buffer ILO than a Floor ILO where the Buffer or Dual Direction Buffer Rate and the Floor Rate are identical. For example, if the Index Return is -30%, and the Buffer Rate or Dual Direction Buffer Rate is 10%, your Adjusted Index Return will be -20% (the amount that the negative Index Return exceeds the Buffer or Dual Direction Buffer Rate). However, if the Floor Rate is -10%, your Adjusted Index Return will only be -10% (the negative Index Return up to the -10% Floor Rate). Effective June 1, 2026, ILOs with a Floor Protection Level will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners. For Contracts issued on or after June 1, 2026, ILOs with a Buffer Rate of 100% will be available for Purchase Payments and renewal allocations, offering full protection on the Term End Date in the event of market decline.

Dual Direction Buffer. Because the absolute value of any negative Index Return up and including the Dual Direction Buffer Rate will be credited to your Investment Base as positive interest, a negative Index Return on the Term End Date that is slightly below or slightly above the Dual Direction Buffer Rate can result in very different ILO Credits. You will receive positive interest if the negative Index Return does not exceed the Dual Direction Buffer Rate, and you will receive negative interest if the negative Index Return exceeds the Dual Direction Buffer Rate on the Term End Date. Any negative Index Return in excess of the Dual Direction Buffer Rate will result in negative interest being credited to your Investment Base in the amount that the negative Index Return exceeds the Dual Direction Buffer Rate.

For example, if the ILO Dual Direction Buffer Rate is 10%, and the negative Index Return is -10%, we will credit your Investment Base with 10%. However, if the negative Index Return is -10.01%, we will credit your Investment Base with -0.01%.

PERFORMANCE LOCK RISK

You may exercise the Performance Lock feature once for each ILO during each Term to “lock-in” your Interim Value as of the Business Day the request is submitted. The locked-in value will equal the Interim Value of the ILO calculated at the end of the Business Day that the Performance Lock is requested. You must lock-in the entire value in the ILO. If you have made Subsequent Purchase Payments into the same ILO, each Purchase Payment will constitute a different “segment” in the initial ILO Term with its own Investment Base and Interim Value, and the investment performance of each segment will be tracked separately. If you have multiple segments in the same ILO in the initial Term due to multiple Purchase Payments in the first Contract Year, the value of each segment may be locked-in independently. You may exercise the Performance Lock feature once for each segment during the ILO Term. If you exercise the Performance Lock for more than one segment within an ILO, it is possible that the Interim Value of one segment may have increased, while the Interim Value of another segment may have decreased at the time the Performance Lock is exercised.

The locked-in value will be credited with a fixed rate of interest equal to the annualized ILO Budget rate beginning on the day following the day the Performance Lock was exercised until the next Contract Anniversary. The minimum fixed interest rate will never be less than 0.0%. Exercising the Performance Lock will terminate your ability to receive an ILO Credit or the application of the Crediting Strategy or Protection Level to mitigate any loss. Withdrawals will reduce the locked-in value. Any applicable MVA, surrender charge, taxes, and tax penalties will adjust the amount you receive from the withdrawal.

Your decision to exercise the Performance Lock is irrevocable. Once the Performance Lock is exercised, the locked-in amount cannot be transferred to a new ILO, the Fixed Account, or begin a new Term in the same ILO, until the next Contract

Anniversary. If you exercise the Performance Lock on a 6-year ILO, you will be unable to transfer or reallocate your Contract Value to another 6-year ILO Term until the end of the current MVA Term, and only if you elect to renew the MVA Term at the expiration of the current MVA Term.

You will not be able to determine the Interim Value that will be locked-in prior to the Performance Lock request. You bear the risk that the Interim Value that is locked in will be lower than the Interim Value you last obtained, and lower than the potential ILO Value you would receive at the end of the Term, and the difference could be significant. If you exercise the Performance Lock feature at a time when your Interim Value has declined, you will lock-in any loss. There may not be an optimal time to exercise the Performance Lock feature. It may be better for you if you do not exercise the Performance Lock feature during a Term. For Annual Lock ILOs, the Interim Value and Annual Lock Value are separate and distinct values. A Performance Lock “locks in” the Interim Value, which may be less than the current Annual Lock Value at the time the Performance Lock is exercised, even if the Index is performing positively. The Annual Lock Value is not available to you. Your ILO Value is the Interim Value until the Term End Date. Any gains or losses reflected in your Annual Lock Value are not locked in or credited to your Investment Base until the Term End Date. We will not advise you as to whether or when you should or should not exercise the Performance Lock, and we are not responsible for any losses that may occur due to your decision to exercise this feature.

You should contact us at our Service Center to obtain your Interim Value(s) and the current annualized ILO Budget rate and speak to your financial professional before exercising a Performance Lock, although your Interim Value(s) may change by the time the Performance Lock is exercised.

AVAILABILITY OF INDEXES AND INDEX-LINKED OPTIONS

We reserve the right to add or remove an ILO or Index, subject to applicable regulatory approvals. We reserve the right to stop offering any of the ILOs to new and existing Contracts, and to close any of the ILOs to new transfers at the end of a Term. We may change the Crediting Strategy rates and Protection Level rates subject to the stated Minimum Limit on Index Gain or maximum rates. There is no guarantee that a particular ILO will be available during the entire time that you own your Contract. If we decide to discontinue offering any ILOs or Indexes, we will amend this Prospectus. An ILO that is currently available may not be available for transfers from other Interest Crediting Options or reallocations of Contract Value into the same ILO for a new Term, or may be closed to new Contract issues. If you reallocate into the same ILO for a consecutive Term, the ILO’s underlying Index or features may have changed, or the ILO may no longer be available for investment. If your desired ILO is not available for investment, and you do not provide timely transfer instructions to us, you could be automatically reallocated into a default ILO, or the Fixed Account, which may not be acceptable to you. The 1-year S&P 500® with Cap and 10% Buffer ILO, in addition to the Fixed Account Option, will always be available under your Contract. The Cap Rate for this ILO is subject to a Minimum Limit on Index Gain of 2% for the life of this Contract.

We reserve the right to stop offering all but one ILO (the 1-year S&P 500® with Cap and 10% Buffer ILO) in addition to the Fixed Account Option. In the future, this means that we may not offer ILOs with any other Protection Level other than a 10% Buffer and any other Crediting Strategy other than a Cap Rate. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. Effective June 1, 2026, ILOs with Floor Protection Levels will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners. If we stop offering all but one ILO (the 1-year S&P 500® with Cap and 10% Buffer ILO), you will be limited to investing in only one ILO and the Fixed Account Option. The terms and features of that ILO may not meet your investment objectives or be suitable for your financial goals, and this Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer. In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level. If you are not satisfied with the available ILOs, you may choose to surrender your Contract, but you may be subject to surrender charges, an MVA, taxes, and tax penalties, and the calculation of the surrender amount based on Interim Value if the surrender is made before the end of a Term. If you purchase another retirement vehicle, it may have different features, fees, and risks than the Contract. Discuss with your financial professional whether the Contract is appropriate for you given our right to make such changes to the available ILOs.

If we add or remove an Index (as opposed to replacing an Index with another Index), the changes will not be effective for your Contract until the start of the next Term. We may remove or replace an Index if it is discontinued, if the calculation of the Index is substantially changed by the Index provider, if Index values become unavailable for any reason, if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if its investment objectives, strategies, or risks substantially change. The new Index may not be desirable to you. If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the original Index, however, the performance of the new Index may differ from the original Index. The Index Return for the new Index will be utilized when determining the ILO Credit on the Term End Date even if the Index is substituted near the end of the Term. This may negatively affect the interest that you earn during that Term. You may receive a greater loss or lower gain than if we continue to use the original Index for the entire Term. We may replace an Index at any time during a Term. If we replace an Index during a Term, the ILO Crediting Strategy and Protection Level will not change. We will notify you in writing prior to replacing an Index. You will have no right to reject the replacement of an Index, and you will not be permitted to transfer ILO Value until the end of a Term even if we replace the Index during the Term. If we substitute an Index and you do not wish to remain invested in the relevant ILO for the remainder of the Term, your only options will be to withdraw the ILO Value or surrender the Contract, or exercise the Performance Lock feature and transfer your ILO Value on the next Contract Anniversary. All of these options will trigger an Interim Value Calculation, and taking a withdrawal or surrender may cause you to incur surrender charges, an MVA, taxes, and tax penalties.

INVESTMENT RISKS FOR THE MARKET INDEXES

Investing in the ILOs will subject you to risks related to the Indexes (which may be a market index or exchange-traded fund (“ETF”), such as the following:

No Dividends. Each Index is a price return index, not a total return index, and therefore its performance does not reflect any dividends or distributions paid by the Index’s component companies. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index. If dividends and other distributions were included, the Index performance would be higher.

No Rights in the Index. An investment in an ILO is not an investment in the Index or in the securities tracked by the Index. You have no voting, liquidation, or other rights with respect to the Index, its publisher, or any of the component companies.

Index Performance. An investment in the Contract is subject to the risk of poor investment performance of the ILOs you select. If you allocate money to an ILO, the value of your investment depends in part on the performance of the applicable Index. You could lose a significant amount of money if the Index of an ILO declines in value. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indexes are subject to a variety of investment risks that you are indirectly exposed to. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to realize losses, which may be significant. The historical performance of an Index or an ILO does not guarantee future results. Because we measure Index performance from the Term Start Date to the Term End Date, or from one Contract Anniversary to the next Contract Anniversary for an Annual Lock ILO Term, you bear the risk that the Index Return may be negative or zero at the end of a Term or Annual Lock Period, even if the Index performed positively at times.

• Market Risk. Market risk is the risk that short-term market movements may cause the value of an Index to fluctuate, sometimes rapidly and unpredictably. Index performance could decrease over longer periods of time during more prolonged market downturns. Market changes can result from disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases, utility failures, terrorist acts, political and social developments, and military and governmental actions.

• Issuer Risk. Issuer risk is the risk that Index performance may decline for reasons directly related to the issuer, as opposed to the market generally. Changes in the financial condition or credit rating of an issuer of the securities that make up an Index may cause the Index performance to decline.

• ETF Risks. When you allocate Contract Value to an ILO that is linked to the performance of an ETF, you are not investing in the ETF. Index-based ETFs seek to track the investment results of a specific market index and are not actively managed.

Due to a variety of factors, including the fees and expenses associated with an ETF, an ETF’s performance may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. This potential divergence between the ETF and the specific market index is known as tracking error. Although we believe that we will be viewed as the owner of the Index Strategy for tax purposes, there is no legal guidance to indicate how the IRS might view access to an ETF-linked ILO coupled with frequent transfers among the Interest Crediting Options.

INDEX RISKS

S&P 500® Index. This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general,

large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.

MSCI EAFE Index. This Index is designed to follow the performance of large- and mid-capitalization companies across

21 developed markets around the world excluding the U.S. and Canada. Political, social and economic developments abroad and differences between the regulations and reporting standards and practices to which foreign issuers are subject as compared to

U.S. issuers may affect the Index Performance. In addition, to the extent the component securities are denominated in foreign currencies, their values may be subject to risks related to changes in currency exchange rates. Risks of investing in foreign securities are generally increased by investing in emerging market countries.

First Trust Growth Strength Net Fee Index. This Index provides exposure to a mix of U.S. common stocks and real estate investment trusts (“REITs”) and has significant exposure to health care and information technology companies. The First Trust Growth Strength Net Fee Index deducts a fee when calculating Index performance. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

• REIT Risk. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real- estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

• Health Care Companies Risk. Health care companies, such as companies providing medical and healthcare goods and services, companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating health care facilities and the provision of managed health care, may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Health care companies are also subject to competitive forces that may result in price discounting, may be thinly capitalized and susceptible to product obsolescence.

• Information Technology Companies Risk. Information technology companies produce and provide hardware, software and information technology systems and services. These companies may be adversely affected by rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also heavily rely on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Invesco QQQ ETF (QQQ). This Index references the performance of Invesco QQQ ETF, which is an exchange-traded fund that seeks to track the performance on the Nasdaq-100 Index®. The Nasdaq-100 Index® includes 100 of the largest domestic and international nonfinancial companies listed on the Nasdaq Stock Market based on market capitalization. In general, large- capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. The Invesco QQQ ETF’s performance may be impacted by a number of other factors, and there is no guarantee that the ETF’s performance will match the returns of the Nasdaq-100 Index®.

iShares® Russell 2000 ETF (IWM). This Index references the performance of the iShares® Russell 2000 ETF, which is an exchange- traded fund that seeks to track the investment results of the Russell 2000 Index, an index composed of small-capitalization

U.S. equities. The Russell 2000 Index measures the performance of the small capitalization sector of the U.S. equity market, as defined by FTSE Russell. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Index’s performance may be more volatile than that of an index with greater focus on large- or mid-capitalization stocks.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER RISK

We currently offer the optional Income Guard rider for purchase, subject to certain conditions. If you purchase the Rider, you must allocate your Contract Value according to the investment allocation restrictions for the entire time that you own the Rider. Owning the Rider limits the Interest Crediting Options available to you, and you will be unable to transfer Contract

Value into ineligible Interest Crediting Options. Depending on market conditions, initial and renewal Crediting Strategy rates may differ for Contract Owners who purchase the GLWB Rider. If you purchase the Rider, Crediting Strategy rates declared for your Contract will typically be equal to Crediting Strategy rates for Owners who do not elect the GLWB Rider. However, Crediting Strategy rates may be lower for GLWB Rider Contracts. When deciding whether or not to elect the GLWB Rider, consider the potential effect of the GLWB Rider on Crediting Strategy rates. Once the Rider is purchased, you may not voluntarily terminate the Rider.

All withdrawals under the Rider reduce the Contract Value and death benefit in the same manner as any other withdrawal and will be subject to taxes, as well as tax penalties if taken before the age of 591∕2. Withdrawals that exceed the maximum annual withdrawal limits specified in the Rider (“Excess Withdrawals”) and withdrawals that occur prior to the Income Commencement Date (“Early Withdrawals”) may significantly reduce the benefits provided by the Rider by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit. Excess Withdrawals will result in a proportionate reduction to the Protected Payment Base, which is used to determine the annual withdrawal amount each year under the Rider. Early Withdrawals will reduce your initial Protected Payment Base first determined on the Income Commencement Date, perhaps significantly. A lower initial Protected Payment Base may result in a lower initial Protected Payment Amount than if you had not taken an Early Withdrawal. Additionally, a lower Contract Value due to Early Withdrawals may result in lower or no Resets to the Protected Payment Base on subsequent Contract Anniversaries after the Income Commencement Date, which may in turn cause lower Protected Payment Amounts in subsequent Contract Years than if you had not taken an Early Withdrawal. Withdrawals under the Rider may also reduce the benefits provided by the optional death benefit rider.

Rider charges will reduce the Contract Value and death benefit by the amount of the charge and will be deducted on each Contract Anniversary. The portion of the Rider charge deducted from the ILOs will reduce the Investment Base by the amount of the charge in the same manner as any other withdrawal. Rider charges assessed on a Term End Date will be assessed after the application of the ILO Credit. Accordingly, the ILO Credit will be reduced by the deduction of Rider charges.

Ongoing withdrawals under the Rider may have an adverse effect on the values and benefits under your Contract. Withdrawals taken from the ILOs under the Rider before the end of a Term will trigger an Interim Value Calculation and Interim Value Adjustment to your Investment Base and Annual Lock Value (if applicable), and death benefit that may be greater than the withdrawal amount. The Interim Value Calculation and Adjustment, if negative, could result in significant losses. Given the risk of a potentially negative Calculation and Adjustment, you should discuss with your financial professional if purchasing the Rider is appropriate for You. You are strongly advised to schedule withdrawals to coincide with Term End Dates in order to avoid the use of Interim Value for withdrawals. You may contact us at our Service Center to obtain your Interim Value(s) for any ILO in which you are invested, although your Interim Value(s) may change by the time a withdrawal is made.

Taking a withdrawal before age 591∕2, or a withdrawal that is greater than the annual withdrawal amount under the Rider, may result in adverse consequences such as tax penalties, a permanent reduction in Rider benefits, the failure to receive lifetime withdrawals under the Rider, or termination of the Rider.

Annuitization

If you choose the GLWB Rider, upon the maximum Annuity Date, we guarantee your annuity payment stream will be at least the greater of your Protected Payment Amount under the GLWB Rider for the remainder of your life, or payments calculated using your Contract Value based on the Life Only Annuity Option (or the Joint and Survivor Life for joint option). If you prefer a different Annuity Option upon the maximum Annuity Date, the GLWB Rider benefit will terminate, and you will receive annuity payments based on your Contract Value pursuant to your chosen Annuity Option. See ANNUITIZATION and INCOME GUARD — ANNUITIZATION for more information. If you choose the GLWB Rider and you annuitize the Contract at any time before the maximum Annuity Date, the GLWB Rider will terminate and your annuity payments will be determined based on your Contract Value as described under “ANNUITIZATION” later in this Prospectus.

In general, if you choose the GLWB Rider, it may not be appropriate for you to annuitize the Contract before the maximum Annuity Date because the GLWB Rider already provides for lifetime income in the form of the Protected Payment Amount while also allowing for the accumulation of Contract Value and a death benefit. If you choose to annuitize the Contract, you will be giving up your Contract Value, death benefit, and GLWB guarantees, and it is possible that the annuity payment amount will be less than the Protected Payment Amount. Nonetheless, it is possible that the income stream provided by an annuity benefit payment option (e.g., payments for a period certain) may be more appropriate for you based on your personal circumstances and financial goals. As such, before annuitizing or selecting a payment option, you should consult with a financial professional and/or contact us at our Service Center to obtain information on what the annuity payment would be prior to annuitizing.

In the future, we may cease offering the GLWB Rider to new purchasers altogether. The GLWB Rider may not be available through your financial professional. You may obtain information about the optional benefits that are available to you by contacting your financial professional.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT RIDER RISK

Once purchased, the ROP Death Benefit Rider may not be voluntarily terminated by the Contract Owner. Rider charges are ongoing and will be deducted on each Contract Anniversary. Rider charges deducted from the ILOs on a Term End Date and from the Fixed Account will reduce the Contract Value and death benefit by the amount of the charge in the same manner as any other withdrawal. Rider charges deducted from a multi-year ILO on a Contract Anniversary prior to the Term End Date will trigger an Interim Value Calculation and an Interim Value Adjustment to the Investment Base and Annual Lock Value (if applicable). Rider charges assessed on a Term End Date will be assessed after the application of the ILO Credit. Accordingly, the ILO Credit will be reduced by the deduction of Rider charges. All withdrawals, including guaranteed withdrawal amounts under the GLWB Rider, will reduce the Rider benefit, perhaps significantly, and/or could terminate the benefit if the Contract Value is reduced to zero. For any portion of the Contract Value allocated to an ILO, the Death Benefit Amount will be based on Interim Value(s) if the death benefit is paid before the end of a Term.

As noted above, the ROP Death Benefit Rider charge may be deducted from the ILOs on a date prior to the Term End Date. The ongoing deduction of the Rider charge on such a date may have an adverse effect on values and benefits under the Contract. If you intend to elect the ROP Death Benefit Rider, you should consult with a financial professional to discuss whether the Rider or this Contract is appropriate for you.

In the future, we may stop offering the Rider to new purchasers. The Rider may not be available through your financial professional. You may obtain information about the optional benefits that are available to you by contacting your financial professional.

INSURANCE COMPANY RISKS

Pacific Life is a life insurance company domiciled in Nebraska. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, mutual funds, broker-dealer operations, and investment advisory services. Our executive office is located at 700 Newport Center Drive, Newport Beach, California 92660.

Investment in the Contract is subject to the risks related to us, and any obligations (including under the Fixed Account Option and the ILOs), guarantees, or benefits of the Contract are subject to our claims-paying ability and financial strength. You should look to our financial strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 722-4448 or visiting our website at www.PacificLife.com.

The assets supporting the ILOs are held in a non-registered, non-insulated separate account established under Nebraska insurance law for the purpose of supporting our obligations under the Contract. These assets are subject to the claims of our creditors. Therefore, the benefits provided under the ILOs are subject to the claims-paying ability of Pacific Life. You may obtain information about our financial condition by reviewing our financial statements included in this Prospectus.

We reserve the right to add or remove an ILO or Index, subject to applicable regulatory approvals; stop offering an ILO for investment at the end of a Term; change the Crediting Strategy rates and Protection Level rates of the ILOs available under the Contract, subject to the stated Minimum Limit on Index Gain or maximum rates and the terms described in this prospectus; and impose investment or transfer limitations, as described in this prospectus. Additional Purchase Payments after the initial Purchase Payment are not permitted, except for transfers from other financial products requested at the time the investor's Contract application is submitted and transferred within 60 days after the Contract Issue Date (“Subsequent Purchase Payments”). See TRANSFER AND REALLOCATION LIMITATIONS, CREDITING STRATEGY AND PROTECTION LEVEL RISK, and AVAILABILITY OF INDEXES AND INDEX-LINKED OPTIONS in this section for more information. You bear the risks relating to any material reservation of rights.

CYBER SECURITY RISKS

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the Indexes or Index issuers, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website; impact our ability to calculate Index Return or the ILO Credit; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities that comprise the Indexes, which may cause the Indexes underlying the ILOs to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the Indexes or Index issuers, or our service providers will not suffer losses affecting your Contract due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), geopolitical tensions, armed conflicts, wars, terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and index performance for the Indexes underlying the ILOs available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Lowest Maximum Loss Resulting from Negative Index Performance [Percent]		0.00%
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]		We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Limits Positive Returns [Text Block]		Cap Rate or Annual Cap Rate is the maximum amount of positive interest that may be credited to your Investment Base on the Term End Date or to the Annual Lock Value at the end of an Annual Lock Period. As a result, you will only be credited with a maximum amount of interest even if the positive Index Return is much greater than that rate.
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]		Negative Index performance may cause you to realize losses, which may be significant.
Index-Linked Option Risk, Impact of Contract Fees [Text Block]		Adjustment will impact your Contract Value (including your Cash Surrender Value, death benefit amount, and amount converted to an Annuity Option), but the reduction will not be deducted from the amount you receive if you take a partial withdrawal.
Index-Linked Option Risk, Index Risk [Text Block]

INDEX RISKS

S&P 500® Index. This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general,

large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.

MSCI EAFE Index. This Index is designed to follow the performance of large- and mid-capitalization companies across

21 developed markets around the world excluding the U.S. and Canada. Political, social and economic developments abroad and differences between the regulations and reporting standards and practices to which foreign issuers are subject as compared to

U.S. issuers may affect the Index Performance. In addition, to the extent the component securities are denominated in foreign currencies, their values may be subject to risks related to changes in currency exchange rates. Risks of investing in foreign securities are generally increased by investing in emerging market countries.

First Trust Growth Strength Net Fee Index. This Index provides exposure to a mix of U.S. common stocks and real estate investment trusts (“REITs”) and has significant exposure to health care and information technology companies. The First Trust Growth Strength Net Fee Index deducts a fee when calculating Index performance. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

• REIT Risk. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real- estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

• Health Care Companies Risk. Health care companies, such as companies providing medical and healthcare goods and services, companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating health care facilities and the provision of managed health care, may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Health care companies are also subject to competitive forces that may result in price discounting, may be thinly capitalized and susceptible to product obsolescence.

• Information Technology Companies Risk. Information technology companies produce and provide hardware, software and information technology systems and services. These companies may be adversely affected by rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also heavily rely on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Invesco QQQ ETF (QQQ). This Index references the performance of Invesco QQQ ETF, which is an exchange-traded fund that seeks to track the performance on the Nasdaq-100 Index®. The Nasdaq-100 Index® includes 100 of the largest domestic and international nonfinancial companies listed on the Nasdaq Stock Market based on market capitalization. In general, large- capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies. The Invesco QQQ ETF’s performance may be impacted by a number of other factors, and there is no guarantee that the ETF’s performance will match the returns of the Nasdaq-100 Index®.

iShares® Russell 2000 ETF (IWM). This Index references the performance of the iShares® Russell 2000 ETF, which is an exchange- traded fund that seeks to track the investment results of the Russell 2000 Index, an index composed of small-capitalization

U.S. equities. The Russell 2000 Index measures the performance of the small capitalization sector of the U.S. equity market, as defined by FTSE Russell. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Index’s performance may be more volatile than that of an index with greater focus on large- or mid-capitalization stocks.

Contract Changes Risk [Line Items]
Index-Linked Option Changes Index Risk [Text Block]		We may remove or replace an Index if it is discontinued, if the calculation of the Index is substantially changed by the Index provider, if Index values become unavailable for any reason, if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if its investment objectives, strategies, or risks substantially change. The new Index may not be desirable to you. If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the original Index, however, the performance of the new Index may differ from the original Index.
Stops Accepting Payments Risk [Text Block]

Before you annuitize, you can withdraw money from or surrender your Contract at any time, however, withdrawals or surrenders taken during the surrender charge period may be subject to a surrender charge. Withdrawals and surrenders may also be subject to an MVA regardless of when the surrender or withdrawal occurs if taken during the MVA Term, an Interim Value Calculation and Adjustment if taken from the ILOs before the end of a Term, taxes, and tax penalties.
Restrictions on Transfers Risk [Text Block]		The Contract is not designed to be a short-term investment and may be inappropriate for you if you intend to take frequent withdrawals prior to annuitization (or prior to the Income Commencement Date if you have elected the GLWB Rider), withdrawals during the 6-year surrender charge period, or withdrawals from the ILOs before the end of a Term.
Item 6. Description of Insurance Company, Registered Separate Account, and Investment Options [Line Items]
Exemption for Issuers of Securities Subject to Insurance Regulation [Flag]		true
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]

THE INDEX-LINKED OPTIONS

You can allocate your Purchase Payments and Contract Value to one or more of the ILOs offered under the Contract, in addition to the Fixed Account Option. The ILOs available under your Contract vary depending on the date your Contract was issued.

Each ILO consists of the following components to calculate the ILO Credit:

• A reference Index;

• A Term;

• A Crediting Strategy; and

• A Protection Level

Each of these components is described in more detail below. Each ILO is offered with the Performance Lock feature. Information regarding the features of each currently-offered ILO, including (i) its name, (ii) its type (e.g., market index, exchange-traded fund, etc.), or a brief statement describing the assets that the Index seeks to track (e.g., U.S. large-cap equities), (iii) its Term length, (iv) its Crediting Strategy, (v) its current limit on Index loss, and (vi) its Minimum Limit on Index Gain for the Crediting Strategy, is available in an appendix to the Prospectus. See APPENDIX A: INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT.

Certain Contract features and benefits may not be available depending on the selling broker-dealer firm through which your Contract was purchased. You may obtain information about the features and benefits that are available to you by contacting your financial professional.

You may currently allocate your Contract Value to any number of the available ILOs, in addition to the Fixed Account Option. You may have multiple ongoing Terms of different lengths at the same time. Two-year and three-year ILO Terms will become available for Purchase Payment allocations by new Contract Owners and renewal allocations by existing Contract Owners effective June 1, 2026. Allocations must be in whole percentages only.

We generally reserve the right to add or remove ILOs and Indexes, subject to applicable regulatory approvals. We reserve the right to stop offering any of the ILOs to new and existing Contracts, and to close any of the ILOs to new transfers at the end of the Term. We may change the Crediting Strategy rates and Protection Level rates subject to the stated Minimum Limit on Index Gain or maximum rates. If we decide to discontinue offering any ILOs or Indexes, we will amend this Prospectus. An ILO that is currently available may not be available for transfers from other Interest Crediting Options or reallocations of Contract Value into the same ILO for a new Term, or may be closed to new Contract issues. If you reallocate into the same ILO for a consecutive Term, the ILO's underlying Index or features may have changed, or the ILO may no longer be available for investment. If your desired ILO is not available for investment, and you do not provide timely transfer instructions to us, you could be automatically reallocated into a default ILO, or the Fixed Account, which may not be acceptable to you. However, the 1-year S&P 500® with Cap and 10% Buffer ILO will always be available under your Contract. The Minimum Limit on Index Gain for the Cap Rate strategy for this ILO is 2% for the life of this Contract.

We reserve the right to stop offering all but one ILO (the 1-year S&P 500® with Cap and 10% Buffer ILO), in addition to the Fixed Account Option. In the future, this means that we may not offer ILOs with any other Protection Level other than a 10% Buffer and any other Crediting Strategy other than a Cap Rate. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. Effective June 1, 2026, ILOs with a Floor Protection Level will no longer be available for Purchase s and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners. If we stop offering all but one ILO (the 1-year S&P 500® with Cap and 10% Buffer ILO), you will be limited to investing in only one ILO and the Fixed Account Option. The terms and features of that ILO may not meet your investment objectives or be suitable for your financial goals, and this Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer. Any ILOs we offer in the future (in addition to the 1-year S&P 500® with Cap and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level. If, in the future, you are not satisfied with the available ILOs, you may choose to surrender your Contract, but you may be subject to surrender charges, an MVA, taxes, and tax penalties, and the calculation of the surrender amount based on Interim Value if the surrender is made before the end of a Term. If you purchase another retirement vehicle, it may have different features, fees, and risks than the Contract. Discuss with your financial professional whether the Contract is appropriate for you given our right to make such changes to the available ILOs.

INDEX-LINKED OPTION TERM

The Term is the investment duration of an ILO. This is the period of time we use to measure the change in Index Price and credit interest, if any, to your Contract. We measure the change in Index Price, or the Index Return, on a Point to Point basis (with the exception of Annual Lock ILOs, which measure the Index Return on an annual basis. See INDEX-LINKED OPTION VALUE – Annual Lock Index-Linked Options for more information). A Point to Point basis means that we compare the Index Price on the Term Start Date to the Index Price on the Term End Date to determine the Index Return. The

Index Return is used to calculate the value of the ILO Credit we apply to your Contract (which may be positive, negative, or equal to zero) at the end of the Term.

We currently offer Terms of 1 Contract Year and 6 Contract Years. Effective June 1, 2026, 2-year and 3-year ILO Terms will also become available for Purchase Payments and future renewal allocations by new Contract Owners and renewal allocations by existing Contract Owners.

Term Start Date

The Term Start Date is the Contract Anniversary date that a new Term begins. On this date, Contract Value (or your Purchase Payment) is allocated to the ILO and the starting Index Price is determined. The Term Start Date for your initial Purchase Payment is the Contract Issue Date. The Term Start Date for any Subsequent Purchase Payments will be the Business Day the Subsequent Purchase Payment is received prior to market close (typically 4:00 pm Eastern Time). Because of this, Subsequent Purchase Payments will not be invested for the full initial Term. All future Term Start Dates will be on a Contract Anniversary, on which date you may transfer Contract Value to other Interest Crediting Options and/or reallocate Contract Value into the same ILO for a new Term or into the Fixed Account Option.

Term End Date

The Term End Date is the Contract Anniversary date that the Term ends. Each Term End Date is also the Term Start Date for the next Term. All Purchase Payments in an ILO will have the same Term End Date regardless of when they were received. For ILOs that credit returns on Point to Point Basis, assuming the Performance Lock feature is not exercised during the Term, on the Term End Date, the ending Index Price is determined and the Index Return for the Term is calculated. If the Contract Anniversary falls on a non-Business Day, then the Index Return will be determined based on values of the prior Business Day. Assuming the Performance Lock is not exercised, Annual Lock ILOs determine the Index Return annually on the Contract Anniversary at the end of each Annual Lock Period during the Term. See INDEX-LINKED OPTION VALUE – Annual Lock Index-Linked Options for more information.

On the Term End Date, your ILO Credit will be added to or subtracted from your Investment Base. The amount of the positive or negative ILO Credit will depend on the Index Return and the applicable ILO Crediting Strategy or Protection Level. Assuming the Performance Lock feature was not exercised during the Term, the Term End Date (which is also the next Term Start Date) is the date on which the resulting ILO Value may be transferred and/or reallocated into the same or other Interest Crediting Options. See TRANSFERS AND REALLOCATIONS for more information on transfers and reallocations.

Amounts must remain in an ILO until the end of the Term to receive all or partial interest, as applicable, and to avoid a possible Interim Value Calculation and Adjustment to the ILO Value, in addition to any applicable surrender charges, taxes, and tax penalties. Any surrenders (including Free Look surrenders), withdrawals (including RMDs, free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider), death benefit payment, and amounts applied to an Annuity Option from the ILOs before the end of a Term will trigger an Interim Value Calculation (and an Interim Value Adjustment to the Investment Base, Annual Lock Value (if applicable), and death benefit if the Contract is not terminated or annuitized). See FEES, CHARGES, AND ADJUSTMENTS — INTERIM VALUE ADJUSTMENT; and ACCESS TO YOUR MONEY — EFFECT OF WITHDRAWALS AND SURRENDERS for more information.

If you invest in a multi-year ILO, you will only be able to withdraw or surrender ILO Value from the ILO without triggering an Interim Value Calculation and Adjustment at the end of the applicable multi-year Term, which may not be for several Contract Years. This may reduce your ability to access your Contract Value to meet your liquidity needs or for other purposes, and may increase the risk that an Interim Value Calculation will be applied to the death benefit payment and amounts applied to an Annuity Option.

The potential for gains may be higher for multi-year ILOs than for 1-year ILOs. This is because Index Return is measured on a Point to Point basis, or the at the end of each Annual Lock Period for Annual Lock ILOs, which means that the Index Return for a multi-year ILO is measured over the course of a longer period of time instead of 1 Contract Year. A longer ILO Term provides more exposure to potential gains, in addition to potential losses.

Term Restrictions

During the first 6 Contract Years, your Contract is automatically subject to the Initial MVA Term, regardless of the Interest Crediting Options you choose. See FEES, CHARGES, AND ADJUSTMENTS — MARKET VALUE ADJUSTMENT for additional information on the MVA. You may only invest in a 6-year ILO Term at the beginning of an MVA Term. MVA

Terms last for 6 Contract Years. This means that within the first 6 Contract Years, you may only invest all or a portion of your Contract Value into a 6-year ILO Term at the beginning of the Initial MVA Term, which will be on the Contract Issue Date. If you do not invest at least a portion of your Contract Value into a 6-year ILO on the Contract Issue Date, you will be unable to invest in another 6-year ILO Term until the beginning of the next MVA Term, which will be on the 6th Contract Anniversary. At the end of the Initial MVA Term, you will have the option to renew the MVA Term. You must renew the MVA Term in order to continue to be able to invest in 6-year ILOs. If you did not invest any portion of your Contract Value into a 6-year ILO on the Contract Issue Date for the Initial MVA Term, you will still be able elect to renew the MVA Term and allocate all or a portion of your Contract Value into a 6-year ILO at the start of the renewed MVA Term, which will fall on a Contract Anniversary. If you decline to renew any MVA Term after the Initial MVA Term, you will be unable to invest in 6-year ILOs for the remainder of the time you own the Contract. However, 1-year ILOs and the Fixed Account will remain available for transfers and reallocations, and effective June 1, 2026, 2-year and 3-year ILO Terms will also become available for Purchase Payments and future renewal allocations by new Contract Owners and renewal allocations by existing Contract Owners. This means that you may only invest in 6-year ILOs every 6 Contract Years on the Contract Anniversary, and only if you elect to renew the MVA Term every 6 Contract Years. In order to preserve the ability to invest in 6-year ILOs in the future, you must renew the MVA Term every 6 Contract years, even if you do not invest any portion of your Contract Value into a 6-year ILO during a particular MVA Term.

Investment in 6-year ILOs is not permitted if you have elected the optional GLWB Rider while the Rider is in effect. The MVA may not apply in all states. See APPENDIX E: STATE VARIATIONS.

THE INDEXES

The Indexes under the ILOs are the benchmarks used to establish the starting and ending Index Prices and the Index Return for each Term or Annual Lock Period. An investment in an ILO is not an investment in the Index, ETF, or any Index fund. Each Index (and ETF) is a price return index, not a total return index, and therefore its performance does not reflect any dividends or distributions paid by the Index’s component companies. If dividends and other distributions were included, the Index performance would be higher. For the ETFs, performance is based on closing value. Each ILO determines the ILO Credit applied to your Investment Base at the end of each Term based on the performance of one (or three, in the case of the Performance Mix ILOs) of the following Indexes, each covering different asset classes. You may lose a significant amount of money if the Index declines in value. The following Indexes are currently available:

• S&P 500®. Widely regarded as the best gauge of the U.S. stock market, this index tracks the performance of 500 large companies in leading industries of the U.S. economy.

• MSCI EAFE. The MSCI EAFE (Morgan Stanley Capital International, Europe, Australasia, and Far East) Index is composed of large- and mid-capitalization companies across 21 developed markets around the world, including countries in Europe, Australia, and the Far East, but excluding the U.S. and Canada.

• First Trust Growth Strength Net Fee Index. The First Trust Growth Strength Net Fee Index seeks to identify high quality companies with a history of revenue and cash flow growth. Through a multi-factor approach, the Index screens for well- capitalized companies with strong balance sheets that also exhibit profit and revenue growth over a sustained period of time. The Index begins with the largest 500 securities by float-adjusted market capitalization with a minimum three-month average daily trading volume of $5 million within the Nasdaq U.S. Benchmark Index. To be eligible for inclusion, companies must have at least $1 billion (USD) in cash and short-term investments, a long-term debt to market capitalization ratio of less than 30% and a return on equity greater than 15%. Remaining securities are ranked by their three-year revenue percentage growth and three-year cash flow percentage growth with the top 50 securities selected by combined ranking. If there are more than 15 securities from any one industry, the security with the lowest ranking will be removed and replaced with the next eligible security from a different industry. The securities are equally-weighted, rebalanced and reconstituted quarterly. The daily performance of the Index is reduced by 0.65% per annum.

• Invesco QQQ ETF (QQQ). The Invesco QQQ ETF is an exchange-traded fund that seeks to track the investment results of the Nasdaq-100 Index®. The Index includes the 100 largest non-financial companies listed on The Nasdaq Stock Market® LLC based on market cap.

• iShares® Russell 2000 ETF (IWM). The iShares® Russell 2000 ETF seeks to track the investment results of the Russell® 2000 Index, an index composed of small-capitalization U.S. equities. The Russell® 2000 Index measures the performance of the small capitalization sector of the U.S. equity market, as defined by FTSE Russell.

Performance Mix. Performance Mix Crediting Strategies measures the performance of a combination of three Indexes: The S&P 500®, the iShares® Russell 2000 ETF, and the MSCI EAFE. The Index Return of the Performance Mix is determined based on the combined weighted average of those stated Indexes: 50% is based on the Index with the highest return, 30% is based on the Index with the next best return, and 20% is based on the Index with the lowest return.

There are risks associated with each of the Indexes. See PRINCIPAL RISKS OF INVESTING IN THE CONTRACT — INDEX RISKS and INVESTMENT RISKS FOR THE MARKET INDEXES for more information about these risks. Please also see APPENDIX B — INDEX DISCLOSURES for more information about the Indexes.

Replacing an Index

We reserve the right to add, remove or replace any Index at any time, subject to applicable regulatory approvals. We will notify you in writing at least 30 days prior to replacing an Index. Changes to the ILO Crediting Strategies, if any, occur at the start of the next Term. If we add or remove an Index (as opposed to replacing an Index with another Index), the changes will not be effective for your Contract until the start of the next Term.

We may remove or replace an Index if it is discontinued, if the calculation of the Index is substantially changed by the Index provider, if Index values should become unavailable for any reason, if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if its investment objectives, strategies, or risks substantially change. The new Index may not be desirable to you. If we substitute an Index, we will attempt to select a new Index that we determine in our judgment is comparable to the original Index. In making this evaluation, we will look at factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity. We may replace an Index at any time during a Term. If we replace an Index during a Term, we will calculate the Index Return using the original Index up until the replacement date. After the replacement date, we will calculate the Index Return using the new Index, but with a modified starting Index Price for the new Index. The modified starting Index Price for the new Index will reflect the Index Return for the original Index from the start of the Term to the replacement date. If we replace an Index during the Term, the ILO Crediting Strategy and Protection Level for the current Term will not change.

The Index Return for the new Index will be utilized when determining the ILO Credit on the Term End Date even if the Index is substituted near the end of the Term. The performance of the new Index may differ from the original Index, and this may negatively affect the interest that you earn during that Term. You may receive a greater loss or lower gain than if we continued to use the original Index for the entire Term. You will have no right to reject the replacement of an Index during a Term, and you will not be permitted to transfer ILO Value until the end of the Term. If we substitute an Index and you do not wish to remain invested in the relevant ILO for the remainder of the Term, your only options will be to withdraw the ILO Value or surrender the Contract, or exercise the Performance Lock feature and transfer your ILO Value on the next Contract Anniversary. All of these options will trigger an Interim Value calculation, and taking a withdrawal or surrender may cause you to incur surrender charges, an MVA, and taxes. See FEES, CHARGES, AND ADJUSTMENTS, and ACCESS TO YOUR MONEY.

Example: Index Return Calculation When the Index is Replaced During a Term

Index Return on replacement date for original Index

Original Index Price at beginning of Term	4,000
Original Index Price on replacement date	4,050
Index Return for old Index on replacement date	(4,050 – 4,000) / 4,000 = 1.25%

The Index Return percentage on the replacement date is then used to calculate the modified starting Index Price for the new Index.

Modified starting Index Price for new Index

Index Return for original Index on replacement date	1.25%
Index Price for new Index on replacement date	20,250
Modified starting Index Price for new Index	20,250 / (1 + 1.25%) = 20,000

The Index Return calculation for the Term is then determined based on the change between the modified starting Index Price for the new Index, and the ending Index Price for the new Index.

INDEX PERFORMANCE EXAMPLES

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index Returns after applying a hypothetical 5% Cap Rate and a hypothetical -10% Buffer Rate. The charts illustrate the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performances below are NOT the performance of any ILO. Your performance under the Contract will differ, perhaps significantly. The performances below may reflect a different return calculation, time period, and limit on Index gains and losses than the ILOs, and does not reflect Contract fees and charges, including surrender charges and the Interim Value Calculation, which reduce performance.

S&P 500®*

* Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

MSCI EAFE*

* Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

First Trust Growth Strength Net Fee Index*

There is only one year of historical performance data for this Index as of the date of this Prospectus.

* Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index. Additionally, the First Trust Growth Strength Net Fee Index deducts a fee when calculating Index performance. This will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Invesco QQQ ETF (QQQ)*

* Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

iShares® Russell 2000 ETF (IWM)*

*

* Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]		Each ILO determines the ILO Credit applied to your Investment Base at the end of each Term based on the performance of one (or three, in the case of the Performance Mix ILOs) of the following Indexes, each covering different asset classes.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]		An investment in an ILO is not an investment in the Index, ETF, or any Index fund.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]		You may lose a significant amount of money if the Index declines in value.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		You may lose money. When you invest Contract Value in the ILOs, you bear the risk that negative Index performance may cause the Adjusted Index Return to be negative even after the application of the Protection Level.
Index-Linked Option Details, Changes Possible [Text Block]

We reserve the right to add, remove or replace any Index at any time, subject to applicable regulatory approvals. We will notify you in writing at least 30 days prior to replacing an Index. Changes to the ILO Crediting Strategies, if any, occur at the start of the next Term. If we add or remove an Index (as opposed to replacing an Index with another Index), the changes will not be effective for your Contract until the start of the next Term.

Index-Linked Option Details, Features [Text Block]

Each of these components is described in more detail below. Each ILO is offered with the Performance Lock feature. Information regarding the features of each currently-offered ILO, including (i) its name, (ii) its type (e.g., market index, exchange-traded fund, etc.), or a brief statement describing the assets that the Index seeks to track (e.g., U.S. large-cap equities), (iii) its Term length, (iv) its Crediting Strategy, (v) its current limit on Index loss, and (vi) its Minimum Limit on Index Gain for the Crediting Strategy, is available in an appendix to the Prospectus. See APPENDIX A: INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT.

Certain Contract features and benefits may not be available depending on the selling broker-dealer firm through which your Contract was purchased. You may obtain information about the features and benefits that are available to you by contacting your financial professional.

Index-Linked Option Details, Interest Crediting [Line Items]
Index-Linked Option Details, Interest Crediting [Text Block]

INDEX-LINKED OPTION CREDIT

For each ILO to which you allocate Contract Value, we will add or subtract interest from your Investment Base at the end of the Term (unless you exercise the Performance Lock feature during the Term). The dollar-value of this interest is referred to as the ILO Credit. The ILO Credit may be positive, negative, or equal to zero, based on the Index Return, Crediting Strategy, and Protection Level of the ILO. If the ILO Credit is positive, your Investment Base in that ILO will be increased by a dollar amount equal to the positive credit. If the ILO Credit is negative, your Investment Base will be decreased by a dollar amount equal to the negative credit. If the ILO Credit is equal to zero, no interest will be credited and your ILO Value at the end of the Term will remain equal to your Investment Base. The ILO Credit is applied before the deduction of charges for any optional riders on the Term End Date. This means that any positive ILO Credit will be reduced by those charges, and any negative ILO Credit will be increased by those charges.

In the initial Term, a separate ILO Credit will be determined for each segment in the same ILO, and will be added to or subtracted from the respective Investment Base. For purposes of calculating the ILO Credit, each segment will use the Index price on the date the Purchase Payment is received. If you allocate Contract Value to multiple ILOs at once, assuming you do not exercise the Performance Lock feature for any ILO, each ILO in which you invest will apply a separate ILO Credit for each Term. Even if you receive a positive ILO Credit for one or more ILOs (or segments), your overall Contract Value may still be reduced by any negative ILO Credit you receive for other ILOs (or segments) during that Term.

For Annual Lock ILOs, the ILO Credit applied to your Investment Base at the end of the Term is separate from the Annual Lock Credit applied to your Annual Lock Value at the end of each Annual Lock Period. Any gain or loss reflected in your Annual Lock Value due to Annual Lock Credits are not locked in or credited to your Investment Base until the Term End Date. See INDEX-LINKED OPTION VALUE – Annual Lock Index-Linked Options for more information.

Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]

Protection Levels

We will limit the negative Index Return used in calculating the Adjusted Index Return credited to an ILO at the end of each

Term (or Annual Lock Period) through the use of the applicable Protection Level. Unless you select the 100% Buffer (available to Contracts issued on or after June 1, 2026), the Protection Levels provide only limited protection against downside risk at the end of a Term or Annual Lock Period. You may lose money. When you invest Contract Value in the ILOs, you bear the risk that negative Index performance may cause the Adjusted Index Return to be negative even after the application of the Protection Level. For Contracts issued on or after June 1, 2026, ILOs with Buffer Protection Levels of 100% will be available for Purchase Payments and renewal allocations, offering full protection on the Term End Date in the event of market decline.

Each ILO includes a Protection Level in the form of a Buffer, Dual Direction Buffer, or Floor, which may limit how much loss you will incur at the end of the Term (or Annual Lock Period) when the Index Return is negative. The Protection Level does not apply when the Index Return is positive or equal to zero. On the Term End Date (or end of the Annual Lock Period), the applicable Protection Level is applied to the negative Index Return to determine the Adjusted Index Return. For multi-year ILOs, the Protection Level is applied on a Point to Point basis and is not annualized (except for Annual Lock ILOs, which apply the Protection Level to the negative Index Return annually at the end of each 1-year Annual Lock Period during the Term). This means that for multi-year Point to Point ILOs, the Buffer or Dual Direction Buffer is applied to the Index Return for the entire Term, not on an annual basis.

Effective June 1, 2026, ILOs with a Floor Protection Level will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners. See APPENDIX A: INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT for more information.

We reserve the right to stop offering all but one ILO. The S&P 500® 1-year ILO with Cap and 10% Buffer will always be available under your Contract. In the future, this means that we may not offer ILOs with any other Protection Level other than a 10% Buffer and any other Crediting Strategy other than a Cap Rate. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. If we stop offering all but one ILO (the 1-year S&P 500® with Cap and 10% Buffer ILO), you will be limited to investing in only one ILO and the Fixed Account Option. The terms and features of that ILO may not meet your investment objectives or be suitable for your financial goals, and this Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer. Any ILOs we do offer (in addition to the 1-year S&P 500® with Cap and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level. If, in the future, you are not satisfied with the available ILOs, you may choose to surrender your Contract, but you may be subject to surrender charges, an MVA, taxes, and tax penalties, and the calculation of the surrender amount based on Interim Value if the surrender is made before the end of a Term.

Index-Linked Option Details, Limit on Index Losses Will Not Change During Crediting Period [Text Block]

Protection Levels for the currently-offered ILOs will not change for the life of these ILO offerings. Protection Level rates declared for future ILOs under this Contact may vary depending on the Index, market conditions, Crediting Strategy, and rates, the type of Protection Level, and the Term length.

Index-Linked Option Details, Guaranteed Minimum Limit on Index Losses [Text Block]

The initial Guaranteed Rate for Purchase Payments allocated to the Fixed Account Option is set according to the Rate Lock guidelines above and is guaranteed for one Contract Year. See BUYING THE CONTRACT — RATE LOCK for more details. A new Guaranteed Rate will be declared each Contract Anniversary, and will be guaranteed for one Contract Year. The Fixed Account Option Guaranteed Rate will never be less than the Minimum Guaranteed Rate for the Fixed Account Option of 0.50%. The Minimum Guaranteed Rate for the Fixed Account Option is assigned at Contract issue and will not change for the life of your Contract. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the Minimum Guaranteed Interest Rate at our sole discretion. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

Renewal Guaranteed Rates for the Fixed Account declared on Contract Anniversaries may be different from the Guaranteed Rates applied to new Purchase Payments offered at the same time, subject to the Minimum Guaranteed Rate for the Fixed Account. You bear the risk that the Guaranteed Rates we declare each Contract Anniversary for the Fixed Account Option will not exceed the Minimum Guaranteed Rate or the initial declared rate.

Index-Linked Option Details, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer.
Index-Linked Option Details, Limits on Index Losses, Factors Considered [Text Block]

Protection Level Considerations

Protection Levels for the currently-offered ILOs will not change for the life of these ILO offerings. Protection Level rates declared for future ILOs under this Contact may vary depending on the Index, market conditions, Crediting Strategy, and rates, the type of Protection Level, and the Term length.

Assuming the same Index and Term length, an ILO that provides more protection from Index losses will generally tend to have less potential for Index gains; conversely, an ILO that provides less protection from Index losses will generally tend to have more potential for Index gains.

Unless you elect a 100% Buffer ILO (available only to Contracts issued on or after June 1, 2026), the risk of loss may be greater with a Buffer ILO (including the Dual Direction Buffer) than a Floor ILO during times of steep market decline when the rates are identical. If there is a steep negative Index Return, and two ILOs offer identical rates for the Buffer and Floor, the risk of loss is substantially higher on a Buffer or Dual Direction Buffer ILO than a Floor ILO. For example, if the Index Return is -30%, and the Buffer Rate or Dual Direction Buffer Rate is 10%, your Adjusted Index Return will be -20% (the amount that the negative Index Return exceeds the Buffer Rate). However, if the Floor Rate is -10%, your Adjusted Index Return will be -10% (the negative Index Return up to the -10% Floor Rate). Effective June 1, 2026, ILOs with a Floor Protection Level will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners. Because the absolute value of any negative Index Return up and including the Dual Direction Buffer Rate will be credited to your ILO Value as positive interest, a negative Index Return on the Term End Date that is slightly below or slightly above the Dual Direction Buffer Rate can result in very different ILO Credits. You will receive positive interest if the negative Index Return does not exceed the Dual Direction Buffer Rate, and you will receive negative interest if the negative Index Return exceeds the Dual Direction Buffer Rate on the Term End

Date. Any negative Index Return in excess of the Dual Direction Buffer Rate will result in negative interest being credited to your ILO Value in the amount that the negative Index Return exceeds the Dual Direction Buffer Rate. For example, if the ILO Dual Direction Buffer Rate is 10%, and the negative Index Return is -10%, your Adjusted Index Return will be 10%. However, if the negative Index Return is -10.01%, your Adjusted Index Return will be -0.01%.

Index-Linked Option Details, Limits on Index Losses, Investor Considerations [Text Block]

We reserve the right to stop offering all but one ILO. The S&P 500® 1-year ILO with Cap and 10% Buffer will always be available under your Contract. In the future, this means that we may not offer ILOs with any other Protection Level other than a 10% Buffer and any other Crediting Strategy other than a Cap Rate. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. If we stop offering all but one ILO (the 1-year S&P 500® with Cap and 10% Buffer ILO), you will be limited to investing in only one ILO and the Fixed Account Option. The terms and features of that ILO may not meet your investment objectives or be suitable for your financial goals, and this Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer. Any ILOs we do offer (in addition to the 1-year S&P 500® with Cap and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level. If, in the future, you are not satisfied with the available ILOs, you may choose to surrender your Contract, but you may be subject to surrender charges, an MVA, taxes, and tax penalties, and the calculation of the surrender amount based on Interim Value if the surrender is made before the end of a Term.

Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]		We will limit the positive Index Return used in calculating the Adjusted Index Return credited to an ILO through the use of the applicable Crediting Strategy.
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]		These initial rates will not change after the Contract Issue Date and apply to all Purchase Payments, and are guaranteed for the length of the initial Term.
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]		www.pacificliferates.com
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]

Crediting Strategy Considerations

We set the rates for the Crediting Strategies at our discretion, subject to Minimum Limits on Index Gain. We consider various factors in determining the limits on Index gains, including market conditions, regulatory and tax requirements, competitive factors, administrative costs, risk management, and general economic trends. In addition, initial and renewal Crediting Strategy rates may vary depending Crediting Strategy type, Protection Level, Term length, election to renew the MVA Term, or the election of the Income Guard Rider. Please note that if you elect Income Guard, Crediting Strategy rates declared for your Contract will typically be equal to Credit Strategy rates for Owners who do not elect the Income Guard Rider. However, Crediting Strategy rates may be lower for Owners who elect the Income Guard Rider.

Additionally, renewal Crediting Rates will typically be higher if the MVA Term is renewed, and lower if the MVA Term is not renewed. If you allocate Contract Value to an ILO with a Cap Rate, Annual Cap Rate, or a Performance Triggered Rate, the highest possible Adjusted Index Return that you may earn for a given Term or Annual Lock Period is the Cap Rate, Annual Cap Rate, or the Performance Triggered Rate. As a result, you will only be credited with a maximum amount of interest even if the positive Index Return is much greater than the Cap Rate, Annual Cap Rate, or Performance Triggered Rate. Additionally, Cap Rates for ILOs with multi-year Terms apply on a Point to Point basis. This means that the Cap Rate is applied to the Index Return for the entire Term, not on an annual basis. Annual Lock ILOs apply the Annual Lock Cap Rate on an annual basis at the end of each Annual Lock Period. The highest possible Adjusted Index Return that you may earn for a given Annual Lock Period is the Annual Lock Cap Rate.

Under certain conditions, a Performance Triggered Rate ILO may provide greater potential for Index gains than a Cap Rate ILO when the Crediting Strategy rates are identical. This is because a fixed rate of interest will be credited when the Index Return is greater than or equal to zero, even if the positive Index Return is less than the Performance Triggered Rate. For example, if two ILOs offer identical rates of 8% for the Cap Rate and Performance Triggered Rate, and the positive Index Return is 5%, your Adjusted Index Return will be 8% under the Performance Triggered Rate ILO (the fixed rate of interest), but 5% under the Cap Rate ILO (the positive Index Return when it is less than the Cap Rate).

If you allocate Contract Value to an ILO with a Participation Rate or Tiered Participation Rate, the Crediting Strategy may limit your participation in any positive Index Return. A Participation Rate or Tiered Participation Rate below 100% will reduce the percentage portion of the positive Index Return used to calculate your ILO Credit at the end of the Term. For multi-year Terms, the Participation Rate and Tiered Participation Rate apply on a Point to Point basis. This means that the Participation Rate or Tiered Participation Rate is applied to the Index Return for the entire Term, not on an annual basis.

Index-Linked Option Details, Limits on Index Gains, Investor Considerations [Text Block]

Additionally, renewal Crediting Rates will typically be higher if the MVA Term is renewed, and lower if the MVA Term is not renewed. If you allocate Contract Value to an ILO with a Cap Rate, Annual Cap Rate, or a Performance Triggered Rate, the highest possible Adjusted Index Return that you may earn for a given Term or Annual Lock Period is the Cap Rate, Annual Cap Rate, or the Performance Triggered Rate. As a result, you will only be credited with a maximum amount of interest even if the positive Index Return is much greater than the Cap Rate, Annual Cap Rate, or Performance Triggered Rate. Additionally, Cap Rates for ILOs with multi-year Terms apply on a Point to Point basis. This means that the Cap Rate is applied to the Index Return for the entire Term, not on an annual basis. Annual Lock ILOs apply the Annual Lock Cap Rate on an annual basis at the end of each Annual Lock Period. The highest possible Adjusted Index Return that you may earn for a given Annual Lock Period is the Annual Lock Cap Rate.

Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Amounts Must Remain Until End of Crediting Period [Text Block]		Amounts must remain in an ILO until the end of the Term to receive all or partial interest, as applicable, and to avoid a possible Interim Value Calculation and Adjustment to the ILO Value, in addition to any applicable surrender charges, taxes, and tax penalties.
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]		Any surrenders (including Free Look surrenders), withdrawals (including RMDs, free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider), death benefit payment, and amounts applied to an Annuity Option from the ILOs before the end of a Term will trigger an Interim Value Calculation (and an Interim Value Adjustment to the Investment Base, Annual Lock Value (if applicable), and death benefit if the Contract is not terminated or annuitized).
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]		The Crediting Strategy is a method of determining how much positive interest, if any, will be credited to your ILO Investment Base or Annual Lock Value (if applicable). Each ILO will apply only one type of Crediting Strategy. The Crediting Strategy is applied to the Index Return to determine the positive Adjusted Index Return. Except for the Cap Rate with Dual Direction Buffer Crediting Strategy, Crediting Strategies are not applied if the Index Return is negative. The Contract offers ILOs with the following Crediting Strategies, as applicable: Cap Rate, Annual Lock Cap Rate, Performance Mix with Participation Rate, Performance Mix with Participation Rate and Cap Rate, Tiered Participation Rate, Tiered Participation Rate with Cap Rate, and Performance Triggered Rate.
Index-Linked Option Details, Bar Chart Legend [Text Block]

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index Returns after applying a hypothetical 5% Cap Rate and a hypothetical -10% Buffer Rate. The charts illustrate the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performances below are NOT the performance of any ILO. Your performance under the Contract will differ, perhaps significantly. The performances below may reflect a different return calculation, time period, and limit on Index gains and losses than the ILOs, and does not reflect Contract fees and charges, including surrender charges and the Interim Value Calculation, which reduce performance.

Index-Linked Option Details, Crediting Methodology Example [Text Block]		For example, if two ILOs offer identical rates of 8% for the Cap Rate and Performance Triggered Rate, and the positive Index Return is 5%, your Adjusted Index Return will be 8% under the Performance Triggered Rate ILO (the fixed rate of interest), but 5% under the Cap Rate ILO (the positive Index Return when it is less than the Cap Rate).For example, if the Index Return is -30%, and the Buffer Rate or Dual Direction Buffer Rate is 10%, your Adjusted Index Return will be -20% (the amount that the negative Index Return exceeds the Buffer Rate). However, if the Floor Rate is -10%, your Adjusted Index Return will be -10% (the negative Index Return up to the -10% Floor Rate).
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]

The following examples illustrate how we calculate and credit interest under each crediting methodology, assuming hypothetical Index Returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

The following examples illustrate how we calculate and credit interest under each Protection Level methodology, assuming hypothetical Index Returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Additional Information [Text Block]		Information regarding the features of each currently-offered ILO, including (i) its name, (ii) its type (e.g., market index, exchange-traded fund, etc.), or a brief statement describing the assets that the Index seeks to track (e.g., U.S. large-cap equities), (iii) its Term length, (iv) its Crediting Strategy, (v) its current limit on Index loss, and (vi) its Minimum Limit on Index Gain for the Crediting Strategy, is available in an appendix to the Prospectus. See APPENDIX A: INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT.
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		Each Index (and ETF) is a price return index, not a total return index, and therefore its performance does not reflect any dividends or distributions paid by the Index’s component companies.
Index-Linked Option Details, Index Substitution [Text Block]

Replacing an Index

We reserve the right to add, remove or replace any Index at any time, subject to applicable regulatory approvals. We will notify you in writing at least 30 days prior to replacing an Index. Changes to the ILO Crediting Strategies, if any, occur at the start of the next Term. If we add or remove an Index (as opposed to replacing an Index with another Index), the changes will not be effective for your Contract until the start of the next Term.

We may remove or replace an Index if it is discontinued, if the calculation of the Index is substantially changed by the Index provider, if Index values should become unavailable for any reason, if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if its investment objectives, strategies, or risks substantially change. The new Index may not be desirable to you. If we substitute an Index, we will attempt to select a new Index that we determine in our judgment is comparable to the original Index. In making this evaluation, we will look at factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity. We may replace an Index at any time during a Term. If we replace an Index during a Term, we will calculate the Index Return using the original Index up until the replacement date. After the replacement date, we will calculate the Index Return using the new Index, but with a modified starting Index Price for the new Index. The modified starting Index Price for the new Index will reflect the Index Return for the original Index from the start of the Term to the replacement date. If we replace an Index during the Term, the ILO Crediting Strategy and Protection Level for the current Term will not change.

The Index Return for the new Index will be utilized when determining the ILO Credit on the Term End Date even if the Index is substituted near the end of the Term. The performance of the new Index may differ from the original Index, and this may negatively affect the interest that you earn during that Term. You may receive a greater loss or lower gain than if we continued to use the original Index for the entire Term. You will have no right to reject the replacement of an Index during a Term, and you will not be permitted to transfer ILO Value until the end of the Term. If we substitute an Index and you do not wish to remain invested in the relevant ILO for the remainder of the Term, your only options will be to withdraw the ILO Value or surrender the Contract, or exercise the Performance Lock feature and transfer your ILO Value on the next Contract Anniversary. All of these options will trigger an Interim Value calculation, and taking a withdrawal or surrender may cause you to incur surrender charges, an MVA, and taxes. See FEES, CHARGES, AND ADJUSTMENTS, and ACCESS TO YOUR MONEY.

Example: Index Return Calculation When the Index is Replaced During a Term

Index Return on replacement date for original Index

Original Index Price at beginning of Term	4,000
Original Index Price on replacement date	4,050
Index Return for old Index on replacement date	(4,050 – 4,000) / 4,000 = 1.25%

The Index Return percentage on the replacement date is then used to calculate the modified starting Index Price for the new Index.

Modified starting Index Price for new Index

Index Return for original Index on replacement date	1.25%
Index Price for new Index on replacement date	20,250
Modified starting Index Price for new Index	20,250 / (1 + 1.25%) = 20,000

The Index Return calculation for the Term is then determined based on the change between the modified starting Index Price for the new Index, and the ending Index Price for the new Index.

Index-Linked Option Details, Index Substitution Circumstances [Text Block]		We may remove or replace an Index if it is discontinued, if the calculation of the Index is substantially changed by the Index provider, if Index values should become unavailable for any reason, if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if its investment objectives, strategies, or risks substantially change.
Index-Linked Option Details, Index Substitution Selection [Text Block]		If we substitute an Index, we will attempt to select a new Index that we determine in our judgment is comparable to the original Index. In making this evaluation, we will look at factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity. We may replace an Index at any time during a Term.
Index-Linked Option Details, Index Substitution Notification [Text Block]		We will notify you in writing at least 30 days prior to replacing an Index. Changes to the ILO Crediting Strategies, if any, occur at the start of the next Term.
Index-Linked Option Details, Index Substitution Calculation [Text Block]		If we replace an Index during a Term, we will calculate the Index Return using the original Index up until the replacement date. After the replacement date, we will calculate the Index Return using the new Index, but with a modified starting Index Price for the new Index. The modified starting Index Price for the new Index will reflect the Index Return for the original Index from the start of the Term to the replacement date. If we replace an Index during the Term, the ILO Crediting Strategy and Protection Level for the current Term will not change.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Maturity Notice [Flag]		true
Index-Linked Option Details, Investor Reallocation [Text Block]

TRANSFERS AND REALLOCATIONS

You may transfer or reallocate Contract Value into one or more of the available ILOs and the Fixed Account Option. You may transfer Contract Value to and from the ILOs among the available Interest Crediting Options, free of charge, or reallocate your ILO Value into the same ILO for a new Term, on the Term End Date, which will fall on a Contract Anniversary. Transfers to and from the Fixed Account are permitted every Contract Anniversary. Transfers and reallocations among the ILOs are not permitted during a Term (except transfers permitted on the next Contract Anniversary after the exercise of the Performance Lock on a multi-year ILO). Transfers are not permitted during the Contract Year for amounts invested in the Fixed Account. Transfer instructions may be submitted to us at any time prior to the close of the Business Day on the upcoming Term End Date, and must be provided at least prior to the close of Business on the Term End Date, which will fall on a Contract Anniversary. If we receive your request on a non-Business Day or after the close of a Business Day, your request will be deemed to be received on the next Business Day. Transfer instructions can be requested, changed or cancelled any time prior to close of Business on the Term End Date.

We will send you a notice 30 days prior to the Term End Date (or the Contract Anniversary for amounts invested in the Fixed Account) explaining the ILOs available to you for transfer or reallocation on the next Contract Anniversary, reminding you to review any transfer instructions you may have previously submitted to us, and directing you to our website where you can view the renewal interest rates and ILO Crediting Strategy rates declared for the next Term.

We have the right, at our discretion (unless otherwise required by law), to require certain minimums in the future in connection with transfers. These may include a minimum transfer amount and a minimum Contract Value, if any, in the Interest Crediting Option from which the transfer is made or to which the transfer is made. If your transfer request results in your having a remaining Contract Value in an Interest Crediting Option that is less than $500 immediately after such transfer, we may (with prior written notice) transfer that Contract Value to the other Interest Crediting Options you are invested in on a pro rata basis, relative to your most recent allocation instructions.

Any policy we may establish with regard to the exercise of any of these rights will be applied uniformly to all Contract Owners.

TRANSFER RESTRICTIONS

Transfers and reallocations may only be made into a 6-year ILO Term at the beginning of an MVA Term. During the first 6

Contract Years, your Contract is automatically subject to the Initial MVA Term, regardless of the Interest Crediting Option you select. At the end of the Initial MVA Term, you will only be able to transfer or reallocate your Contract Value into a 6-year ILO if you elect to renew the MVA Term, and allocate some or all of your Contract Value into the 6-year ILO at the start of the new MVA Term. If you decline to renew any MVA Term after the Initial MVA Term, you will be unable to invest in 6-year ILOs for the remainder of the time you own the Contract. However, 1-year ILOs and the Fixed Account will remain available for transfers and reallocations, and effective June 1, 2026, 2-year and 3-year ILO Terms will also become available for Purchase Payments and future renewal allocations by new Contract Owners and renewal allocations by existing Contract Owners. See FEES, CHARGES, AND ADJUSTMENTS — MARKET VALUE ADJUSTMENT earlier in this Prospectus for more information.

If you elect the Income Guard, you must transfer and reallocate your Contract Value according to the investment allocation restrictions under the Rider. You will be unable to allocate Contract Value into ineligible Interest Crediting Options. The Fixed Account and all 1-year, 2-year, or 3-year ILOs are the currently-eligible Interest Crediting Options under the Rider. You may not invest in 6-year ILOs. In the event that an investor with the Income Guard selects an ineligible ILO, the transfer instruction would be deemed not In Proper Form and new instructions would need to be provided. See INCOME GUARD for more information.

Index-Linked Option Details, Default Reallocation [Text Block]

DEFAULT ALLOCATION PROCEDURES

If we do not receive transfer instructions from you prior to the close of Business on the Term End Date, we will automatically reallocate or transfer your ILO Value. Your Contract Value in any expiring 1-year, 2-year, or 3-year ILO will remain in its current allocation for the next Term, subject to the renewal Crediting Strategy Rates declared for that Term, as long as that ILO remains available for investment, unless other instructions are provided. The Protection Levels (Buffer, Dual Direction Buffer, and Floor Rates) for the ILOs are guaranteed not to change for as long as we offer those ILOs. Any Contract Value in an expiring 6-year ILO will also remain in its current allocation for the next 6-year Term, subject to the renewal Crediting Strategy Rates, as long as that ILO remains available and the MVA Term is renewed. The Protection Level will not change. If no transfer instructions are received and your Contract Value is invested in a 1-year, 2-year, or 3-year ILO that is not available for reallocation for a Subsequent Term, the Contract Value in the expiring ILO will automatically be transferred to the Fixed Account Option, subject to the renewal Guaranteed Rate, until the next Contract Anniversary. If your Contract Value is invested in a 6-year ILO that is not available for reallocation for a Subsequent Term, or if you do not renew the MVA Term, in the absence of transfer instructions, the Contract Value in the expiring ILO will automatically be transferred to the corresponding 1-year ILO (i.e., a 1-year ILO with the same reference Index, type of Crediting Strategy and Protection Level, and Protection Level rate), subject to the renewal Crediting Strategy Rates, until the next Contract Anniversary. If the corresponding 1-year ILO is not available for investment, the Contract Value in the expiring ILO will automatically be transferred to the Fixed Account Option, subject to the renewal Guaranteed Rate, until the next Contract Anniversary. Amounts already in the Fixed Account will remain in the Fixed Account, subject to the renewal Guaranteed Rate. Amounts that are automatically reallocated or transferred in the absence of transfer instructions cannot be reallocated until the next Term End Date, or Contract Anniversary if the amount is invested in the Fixed Account.

Index-Linked Option Details, Notification of Availability [Text Block]

We will send you a notice 30 days prior to the Term End Date explaining the ILOs available to you for transfer or reallocation on the upcoming Contract Anniversary, reminding you to review any transfer instructions you may have previously submitted to us, and directing you to our website, www.pacificliferates.com, where you can view renewal Guaranteed Rates for the Fixed Account and ILO crediting rates declared for the next Term.

Fixed Option Details [Line Items]
Fixed Option Details, Name		THE FIXED ACCOUNT OPTION
Fixed Option Details, Description [Text Block]

THE FIXED ACCOUNT OPTION

The Fixed Account Option credits a fixed rate of interest daily that compounds over one year to the annual fixed rate (the “Guaranteed Rate”). Interest is credited daily to your investment in the Fixed Account as a percentage of the Fixed Account Option Value, which is the amount allocated to the Fixed Account Option, plus interest credited previously, less transfers and deductions for any withdrawals (which will include applicable surrender charges, MVA, taxes, and tax penalties). Information regarding the features of the Fixed Account Option, including (i) its name, (ii) its term length, and (iii) its minimum guaranteed interest rate, is available in an appendix to the Prospectus. See APPENDIX A: INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT. Interests in the Fixed Account Option are not registered under the Securities Act of 1933 (the “Securities Act”) and the Fixed Account Option is not registered as an “investment company” under the Investment Company Act of 1940. Disclosures in this prospectus regarding the Fixed Account Option are subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures.

The initial Guaranteed Rate for Purchase Payments allocated to the Fixed Account Option is set according to the Rate Lock guidelines above and is guaranteed for one Contract Year. See BUYING THE CONTRACT — RATE LOCK for more details. A new Guaranteed Rate will be declared each Contract Anniversary, and will be guaranteed for one Contract Year. The Fixed Account Option Guaranteed Rate will never be less than the Minimum Guaranteed Rate for the Fixed Account Option of 0.50%. The Minimum Guaranteed Rate for the Fixed Account Option is assigned at Contract issue and will not change for the life of your Contract. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the Minimum Guaranteed Interest Rate at our sole discretion. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

Renewal Guaranteed Rates for the Fixed Account declared on Contract Anniversaries may be different from the Guaranteed Rates applied to new Purchase Payments offered at the same time, subject to the Minimum Guaranteed Rate for the Fixed Account. You bear the risk that the Guaranteed Rates we declare each Contract Anniversary for the Fixed Account Option will not exceed the Minimum Guaranteed Rate or the initial declared rate.

The Fixed Account Option Value may be transferred to the available ILOs every Contract Anniversary. ILO Value may transferred into the Fixed Account Option on Term End Dates, which will fall on Contract Anniversaries. We will send you a notice 30 days prior to a Contract Anniversary explaining the ILOs available to you for transfer or reallocation on the upcoming Contract Anniversary, reminding you to review any transfer instructions you may have previously submitted to us, and directing you to our website where you can view renewal Guaranteed Rates and ILO crediting rates declared for the next Term. If you do not provide new allocation instructions to transfer any of your Fixed Account Option Value to one or more of the available ILOs, on the Contract Anniversary, such amount will automatically be reinvested into the Fixed Account Option for another year, subject to the renewal Guaranteed Rate, unless you withdraw the amount from the Contract. Amounts automatically reinvested into the Fixed Account may not be transferred until the next Contract Anniversary. See TRANSFERS AND REALLOCATIONS and ACCESS TO YOUR MONEY for more information. The Fixed Account will always be available for investment under your Contract.

Withdrawals, Surrenders, and Payments from the Fixed Account

Withdrawals from the Fixed Account Option will reduce the Fixed Account Option Value and the death benefit by the amount requested on a dollar-for-dollar basis. Withdrawals and surrenders from the Fixed Account may be subject to surrender charges, an MVA, taxes, and tax penalties. Any applicable surrender charge, MVA, taxes, and tax penalties will be deducted from the amount you receive from a withdrawal or surrender. The following transactions will be subject to an MVA during an MVA Term: (1) surrenders (except for Free Look surrenders), (2) certain optional withdrawals (including Early and Excess Withdrawals under the Income Guard rider), and (3) pre-authorized withdrawals. The application of an MVA could reduce the amount you receive from a withdrawal or surrender from the Fixed Account. You could lose a significant amount of money due to the MVA if amounts are removed from the Fixed Account before the end of an MVA Term. Certain transactions are not subject to surrender charges or MVAs. See FEES, CHARGES, AND ADJUSTMENTS — MARKET VALUE ADJUSTMENT for more information. See also ACCESS TO YOUR MONEY for more information on how withdrawals affect the Contract Value and benefits.

Surrenders, death benefit payments, and annuitization from the Fixed Account Option are subject to minimum amounts required by state law. This amount is known as the Fixed Account Minimum Value. The Fixed Account Minimum Value is equal to all amounts allocated to the Fixed Account Option multiplied by 87.5%, adjusted for any partial withdrawals or transfers from the Fixed Account Option, then accumulated at the non-forfeiture rate, which ranges from 1.00% to 3.00% depending on the applicable state law. See APPENDIX E: STATE VARIATIONS for more information. The Fixed Account Minimum Value applies only upon annuitization from the Fixed Account Option, payment of a death benefit upon death of the Owner, or a surrender from the Fixed Account Option. We guarantee that if one of these events occurs, then the proceeds from the Fixed Account Option (the amount applied to annuity payments or paid for a surrender or death benefit) will be at least equal to the minimums required by state law. If necessary to meet this minimum, charges will be waived.

Fixed Option Details, Additional Information [Text Block]		Information regarding the features of the Fixed Account Option, including (i) its name, (ii) its term length, and (iii) its minimum guaranteed interest rate, is available in an appendix to the Prospectus. See APPENDIX A: INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]

The Fixed Account Option credits a fixed rate of interest daily that compounds over one year to the annual fixed rate (the “Guaranteed Rate”). Interest is credited daily to your investment in the Fixed Account as a percentage of the Fixed Account Option Value, which is the amount allocated to the Fixed Account Option, plus interest credited previously, less transfers and deductions for any withdrawals (which will include applicable surrender charges, MVA, taxes, and tax penalties). Information regarding the features of the Fixed Account Option, including (i) its name, (ii) its term length, and (iii) its minimum guaranteed interest rate, is available in an appendix to the Prospectus. See APPENDIX A: INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT. Interests in the Fixed Account Option are not registered under the Securities Act of 1933 (the “Securities Act”) and the Fixed Account Option is not registered as an “investment company” under the Investment Company Act of 1940. Disclosures in this prospectus regarding the Fixed Account Option are subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures.

Fixed Option Details, Term [Text Block]		The Fixed Account Option credits a fixed rate of interest daily that compounds over one year to the annual fixed rate (the “Guaranteed Rate”). Interest is credited daily to your investment in the Fixed Account as a percentage of the Fixed Account Option Value, which is the amount allocated to the Fixed Account Option, plus interest credited previously, less transfers and deductions for any withdrawals (which will include applicable surrender charges, MVA, taxes, and tax penalties).
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]		0.50%
Fixed Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		The application of an MVA could reduce the amount you receive from a withdrawal or surrender from the Fixed Account. You could lose a significant amount of money due to the MVA if amounts are removed from the Fixed Account before the end of an MVA Term.
Fixed Option Details, Transactions Subject to Contract Adjustments [Text Block]		The following transactions will be subject to an MVA during an MVA Term: (1) surrenders (except for Free Look surrenders), (2) certain optional withdrawals (including Early and Excess Withdrawals under the Income Guard rider), and (3) pre-authorized withdrawals.
Fixed Option Details, Maturity Notice [Flag]		true
Fixed Option Details, Investor Reallocation [Text Block]		The Fixed Account Option Value may be transferred to the available ILOs every Contract Anniversary. ILO Value may transferred into the Fixed Account Option on Term End Dates, which will fall on Contract Anniversaries. We will send you a notice 30 days prior to a Contract Anniversary explaining the ILOs available to you for transfer or reallocation on the upcoming Contract Anniversary, reminding you to review any transfer instructions you may have previously submitted to us, and directing you to our website where you can view renewal Guaranteed Rates and ILO crediting rates declared for the next Term.
Fixed Option Details, Default Reallocation [Text Block]		If you do not provide new allocation instructions to transfer any of your Fixed Account Option Value to one or more of the available ILOs, on the Contract Anniversary, such amount will automatically be reinvested into the Fixed Account Option for another year, subject to the renewal Guaranteed Rate, unless you withdraw the amount from the Contract. Amounts automatically reinvested into the Fixed Account may not be transferred until the next Contract Anniversary.
Fixed Option Details, Notification of Availability [Text Block]		We will send you a notice 30 days prior to a Contract Anniversary explaining the ILOs available to you for transfer or reallocation on the upcoming Contract Anniversary, reminding you to review any transfer instructions you may have previously submitted to us, and directing you to our website where you can view renewal Guaranteed Rates and ILO crediting rates declared for the next Term.
Fixed Option Details, Other Material Features [Text Block]

Surrenders, death benefit payments, and annuitization from the Fixed Account Option are subject to minimum amounts required by state law. This amount is known as the Fixed Account Minimum Value. The Fixed Account Minimum Value is equal to all amounts allocated to the Fixed Account Option multiplied by 87.5%, adjusted for any partial withdrawals or transfers from the Fixed Account Option, then accumulated at the non-forfeiture rate, which ranges from 1.00% to 3.00% depending on the applicable state law. See APPENDIX E: STATE VARIATIONS for more information. The Fixed Account Minimum Value applies only upon annuitization from the Fixed Account Option, payment of a death benefit upon death of the Owner, or a surrender from the Fixed Account Option. We guarantee that if one of these events occurs, then the proceeds from the Fixed Account Option (the amount applied to annuity payments or paid for a surrender or death benefit) will be at least equal to the minimums required by state law. If necessary to meet this minimum, charges will be waived.

Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Manner Determined [Text Block]

We calculate the Interim Value using a formula that looks to changes in the values of hypothetical derivative financial instruments, less the prorated fair value of the hypothetical derivatives supporting the ILO if it were held until the end of the Term. The hypothetical derivatives used are designed to approximate the market value of the Index. The formula takes into account the ILO Investment Base, the market value of the hypothetical derivatives underlying the ILO, the percentage of the Term remaining at the time of the transaction, and the ILO Budget rate, which is an interest rate equivalent to the fair value of the hypothetical derivatives supporting the ILO on the Term Start Date. The values of these instruments can be affected by factors such as Index performance since the Term Start Date, implied volatility, dividend rates, interest rates, and the time remaining in the ILO Term. This formula is intended to produce an estimated fair value for your investment in the ILO on that Business Day.

The Interim Value Calculation and Adjustment protects the Company from risks related to the value of the derivative instruments purchased to support the Contract guarantees if amounts are withdrawn or surrendered prior to the end of an ILO Term. The Interim Value Calculation and Adjustment shifts this risk from the Company to Contract Owners. Please see the SAI for detailed explanations and examples of how we calculate the Interim Value in various scenarios.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Certain Contract features and benefits described in this Prospectus may vary or may not be available depending on the broker-dealer through which your Contract is sold. See APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS in this Prospectus for more information.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restriction/Limitations
Standard Death Benefit	Provides a death benefit equal to (1) the Contract Value; or (2) the greater of (a) the Contract Value or (b) the Total Adjusted Purchase Payments.

● Only available during the accumulation phase.

● If any Contract Owner (or Annuitant) is over age 80 on the Contract Issue Date, the death benefit is equal to the Contract Value.

● Death Benefit Amount will be based on Interim Values if paid from the ILOs before a Term End Date.

● Withdrawals will reduce the death benefit, perhaps significantly.

● State variations may apply.

Preauthorized Withdrawals	Permits automatic withdrawals from the Contract on a monthly, quarterly, semi-annual, or annual basis

● Only available during the accumulation phase.

● Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

● Withdrawals from the ILOs during a Term will trigger an Interim Value adjustment.

● Withdrawals may reduce the benefits provided by the Income Guard Rider, perhaps significantly, and may terminate the benefit.

● Withdrawals may be subject to surrender charges, MVA, taxes, and tax penalties.

● You should consult a financial professional if you intend to take preauthorized withdrawals from an ILO before the Term End Date.

Free Withdrawal Amount	Permits withdrawal of a portion of your aggregate Purchase Payments or Contract each year without incurring a surrender charge or MVA.

● Only available during the accumulation phase.

● During the surrender charge period, the annual free withdrawal amount is 10% of the aggregate Purchase Payments.

● During subsequent MVA Terms, the annual free withdrawal amount is 10% of the Contract Value on the Contract Anniversary at the start of the MVA Term.

● Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

● Free withdrawal amounts from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

● Free withdrawal amounts may be subject to taxes and tax penalties.

Nursing Home Waiver	Waives the surrender charge and MVA on withdrawals and surrenders in the event the Contract Owner (or Annuitant) is confined to an accredited nursing home.

● Only available during the accumulation phase.

● Withdrawals and surrenders must be made after 90 calendar days from the Contract Issue Date.

● Period of confinement must be at least 30 days.

● Waiver applies for a maximum of 90 calendar days after the Contract Owner (or Annuitant) leaves the nursing home.

● Nursing home must be “accredited” as defined by the benefit.

● Nursing home confinement period must begin after the Contract Issue Date.

● Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

● Withdrawals and surrenders from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

● Withdrawals may be subject to taxes and tax penalties.

Terminal Illness Waiver	Waives the surrender charge and MVA on withdrawals and surrenders in the event the Contract Owner (or Annuitant) is diagnosed with a Terminal Illness.

● Only available during the accumulation phase.

● Withdrawals and surrenders must be made after the 1st Contract Anniversary.

● Contract Owner (or Annuitant) must be diagnosed by a terminal illness as defined by the benefit.

● Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

● Withdrawals and surrenders from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

● Withdrawals may be subject to taxes and tax penalties.

Performance Lock	Permits you to “lock-in” the Interim Value of an ILO before the Term End Date.

● Only available during the accumulation phase.

● May only be exercised after the 60th calendar day from the Term Start Date.

● Exercise of the Performance Lock is irrevocable.

● May be exercised only once for each ILO (or each segment in the ILO) during a Term.

● The locked-in value will be the Interim Value of the ILO (not the Annual Lock Value for an Annual Lock ILO).

● The entire value in an ILO (or segment) will be locked-in.

● The locked-in amount will be credited with a fixed rate of interest until the next Contract Anniversary.

● The locked-in amount may not be transferred or reallocated into a new Term until the next Contract Anniversary.

● Locked-in amount will not receive an ILO Credit or the application of the Protection Level.

● If you exercise the Performance Lock on a 6-year ILO, you will be unable to transfer or reallocate your Contract Value to another 6-year ILO Term until the end of the current MVA Term, and only if you elect to renew the MVA Term.

● Withdrawals will reduce the locked-in value by the amount requested.

● You will be unable to determine the Interim Value to be locked-in prior to exercise of the request.

Optional Benefits (Additional Charges Apply)
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Income Guard	A guaranteed lifetime withdrawal benefit that guarantees income withdrawals for life if certain conditions are met.	4.00% (annually, as a percentage of the Protected Payment Base)

• Only available for purchase on the Contract Issue Date.

• May not be voluntarily terminated.

• See Rate Sheet Prospectus Supplement for terms applicable to new Contracts.

• Lifetime Withdrawals may not begin until age 59½.

• Investment allocation restrictions apply.

• Crediting Strategy rates declared will typically be equal to rates for Contract Owners who do not elect the benefit. However, Crediting Strategy rates may be lower for Income Guard Contracts.

• Deferral Credits stop after the earlier of 10 Contract Years or the Income Commencement Date.

• Rider charges will reduce the ILO Credit.

• Rider charges deducted on a Term End Date will reduce the Contract Value and death benefit by the amount of the charge.

• Rider charges deducted from the ILOs on a Contract Anniversary prior to the Term End Date will trigger an Interim Value Calculation and Adjustment.

• All withdrawals reduce the Contract Value and death benefit, perhaps significantly.

• All withdrawals will be subject to taxes. All withdrawals taken before the age of 59½ will be subject to tax penalties.

• All withdrawals may reduce the benefits provided by the ROP Death Benefit.

• All withdrawals from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

• Early and Excess Withdrawals may be subject to surrender charges and MVAs.

• Early and Excess Withdrawals may reduce the value of the benefit by more than the value withdrawn and/or could terminate the benefit.

• Early and Excess Withdrawals reduce the potential for Resets.

• Resets increase the dollar amount of the Rider charge.

• We may stop offering this benefit at any time to new purchasers. The benefit may not be available through your financial professional.

Return of Purchase Death Benefit Rider	Provides a death benefit equal to the greater of (a) the Contract Value or (b) the Total Adjusted Purchase Payments for Contract Owners (or Annuitants) age 81 – 85 on the Contract Issue Date.	1.50% (annually as a percentage of the Contract Value on the Contract Anniversary)

• Only available during the accumulation phase.

• May not be voluntarily terminated.

• Only available for purchase on the Contract Issue Date.

• Only available if the oldest Contract Owner or Annuitant is age 81 – 85 on the Contract Issue Date.

• Death Benefit Amount will be based on Interim Values if paid from the ILOs before a Term End Date.

• Rider charges will reduce the ILO Credit.

• Rider charges deducted on a Term End Date will reduce the Contract Value and death benefit by the amount of the charge.

• Rider charges deducted from the ILOs on a Contract Anniversary prior to the Term End Date will trigger an Interim Value Calculation and Adjustment.

• Withdrawals will reduce the benefit, perhaps significantly, and/or could terminate the benefit.

• We may stop offering this benefit at any time to new purchasers. The benefit may not be available through your financial professional.

• State variations may apply.

DEATH BENEFIT

DEATH BENEFITS

See the Death Benefits section below and STATE VARIATIONS for Contracts issued in California.

Death benefit proceeds may be payable before the Annuity Date upon the death of any Contract Owner or any Annuitant in the case of a Non-Natural Owner, while the Contract is in force. Any death benefit payable will be calculated on the Notice Date, which is the Business Day on which we receive, In Proper Form, proof of death and instructions regarding payment of death benefit proceeds. See ADDITIONAL INFORMATION — INQUIRIES AND SUBMITTING FORMS AND REQUESTS for information on how to contact us. If a Contract has multiple Beneficiaries, death benefit proceeds will be calculated when we first receive proof of death and instructions, In Proper Form, from any Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will be transferred to the Fixed Account Option. Death benefit payments from the ILOs on any day other than a Term End Date will be based on your Interim Values. This could result in a lower payment than the ILO would provide at the end of the Term.

Death Benefit Proceeds

Death benefit proceeds will be payable on the Notice Date. If proceeds are used to purchase an Annuity Option from us, such proceeds will be reduced by any charge for premium taxes and/or other taxes. The death benefit proceeds may be payable in a single sum, as an Annuity Option available under the Contract, commencing within one year of the Owner's death, towards the purchase of any other Annuity Option we then offer, or in any other manner permitted by the IRS and approved by us. The Owner’s spouse may continue the Contract (see DEATH BENEFIT — Spousal Continuation). In addition, there may be legal requirements that limit the recipient’s Annuity Options and the timing of any payments. State unclaimed property regulations may shorten the amount of time a recipient has to make a death benefit election. A recipient should consult a qualified tax advisor before making a death benefit election.

The death benefit proceeds will be paid to the first among the following who is (1) living; or (2) an entity or corporation entitled to receive the death benefit proceeds, in the following order:

• Owner,

• Joint Owner,

• Beneficiary, or

• Contingent Beneficiary

If a Contract has Joint Owners, and the surviving Joint Owner dies before the Notice Date, the death benefit proceeds will be paid to the Beneficiary or Contingent Beneficiary. If the Beneficiary or Contingent Beneficiary is living at the time of the Owner’s death but dies prior to the claim being paid, the proceeds will be paid to the Beneficiary or Contingent Beneficiary’s estate. If none are living (or if there is no entity or corporation entitled to receive the death benefit proceeds), the proceeds will be payable to the Owner’s Estate.

Death Benefit Amount

If the oldest Contract Owner or Annuitant is between the ages of 81 to 85 on the Contract Issue Date, the optional Return of Purchase Payments Death Benefit Rider may be elected for an additional charge, which may increase the Death Benefit Amount. See Return of Purchase Payments Death Benefit Rider below for more details.

If all Contract Owners and Annuitants are 80 years of age or younger at Contract issue, the Death Benefit Amount as of any Business Day before the Annuity Date is equal to the greater of the Contract Value as of the Notice Date, or the Total Adjusted Purchase Payments as of the Notice Date. The Total Adjusted Purchase Payments is equal to the sum of all

Purchase Payments made into the Contract, reduced by a Pro Rata Reduction for each prior withdrawal. This amount may be adjusted if there is a change in Owner. The Pro Rata Reduction is the reduction percentage that is calculated at the time of a withdrawal by dividing the amount of the withdrawal (including any applicable surrender charges and taxes. The MVA will not apply to the pro-rata calculation) by the Contract Value immediately prior to the withdrawal. If the oldest Contract Owner or Annuitant was over 80 years of age at Contract issue, the Death Benefit Amount as of any Business Day before the Annuity Date is equal to the Contract Value as of the Notice Date. Surrender charges and the MVA do not apply to the Death Benefit Amount. Death benefit proceeds will be reduced by any charges for premium taxes and/or other taxes. The Contract Value will be based on Interim Values if the death benefit is paid from the ILOs before the end of a Term.

We calculate the Death Benefit Amount as of the Notice Date and the death benefit proceeds will be paid in accordance with the Death Benefit Proceeds section above.

After the death benefit is processed, the Death Benefit Amount will be transferred to the Fixed Account Option. The amount in the Fixed Account Option will earn interest at the Guaranteed Rates declared on the prior Contract Anniversary. Transfers out of the Fixed Account Option will be permitted on the following Contract Anniversary; however, the 6-year ILOs will be unavailable for investment.

Owner Change

If there is an Owner change to someone other than the previous Owner’s spouse, to a Trust or non-natural entity where the Owner and Annuitant are not the same person prior to the Owner change, or if an Owner is added that is not the Owner’s spouse, the Total Adjusted Purchase Payments will be reset to equal the lesser of:

• the Contract Value as of the effective date of the Owner change (“Change Date”), or

• Total Adjusted Purchase Payments as of the Change Date.

For an Owner change to occur, the new owner must be less than or equal to age 80 on the change date. After the Change Date, the Total Adjusted Purchase Payments will be reduced by any Pro Rata Reduction for any withdrawals made after the Change Date. An Owner change to a Trust or non-natural entity where the Owner and the Annuitant are the same person prior to the Owner change will not trigger a reset.

Any death benefit paid will be paid in accordance with the Death Benefit Proceeds subsection above.

Spousal Continuation

Generally, a sole designated recipient who is the Owner’s spouse may elect to become the Owner (and sole Annuitant if the deceased Owner had been the Annuitant) and continue the Contract until the earliest of the spouse’s death, or the Annuity Date, except in the case of a Contract issued to a Qualified Plan other than an IRA. The spousal continuation election must be made by the fifth anniversary of the death of the Contract Owner for Non-Qualified Contracts. On the Notice Date, if the surviving spouse is deemed to have continued the Contract, we will set the Contract Value equal to the death benefit proceeds that would have been payable to the spouse as the deemed Beneficiary/designated recipient of the death benefit proceeds.

An Add-In Amount may be added to the death benefit proceeds if the surviving spouse continues the Contract. This “Add-In Amount” is the difference between the Contract Value and the death benefit proceeds that would have been payable. The Add-In Amount will be added to the Contract Value on the Notice Date and allocated to the Fixed Account Option. The surviving spouse may transfer the Contract Value out of the Fixed Account on the next Contract Anniversary. The remaining Contract Value will continue to be allocated to the same Interest Crediting Options that were elected prior to the Notice Date, and may be transferred on the next Contract Anniversary, subject to the terms outlined in the TRANSFERS AND REALLOCATIONS section above. There will be no adjustment to the Contract Value if the Contract Value is equal to or greater than the death benefit proceeds as of the Notice Date. Upon spousal continuation, the current MVA Term will continue, if applicable, and the surviving spouse may elect to renew the MVA at the end of the current MVA Term. The Add-In Amount may, under certain circumstances, be considered earnings. The Add-In Amount is not treated as a new Purchase Payment.

A Joint Owner who is the designated recipient, but not the Owner’s spouse, may not continue the Contract. Under IRS Guidelines, once a surviving spouse continues the Contract, the Contract may not be continued again in the event the surviving spouse remarries.

If you have purchased the optional living benefit Rider, please refer to the Rider attached to your Contract to determine how any guaranteed amounts may be affected when a surviving spouse continues the Contract.

Example: Spousal Continuation

On the Notice Date, the Owner’s surviving spouse elects to continue the Contract. On that date, the death benefit proceeds were

$100,000 and the Contract Value was $85,000. Since the surviving spouse elected to continue the Contract in lieu of receiving the death benefit proceeds, we will increase the Contract Value by an Add-In Amount of $15,000 ($100,000 – $85,000 = $15,000). If the Contract Value on the Notice Date was $100,000 or higher, then nothing would be added to the Contract Value.

The continuing spouse is subject to the same fees, charges and expenses applicable to the deceased Owner of the Contract.

Death of Annuitant

If an Annuitant (who is not an Owner) dies before the Annuity Date and there is a surviving Joint Annuitant, the surviving Joint Annuitant becomes the Annuitant. If there is no surviving Joint Annuitant but there is a Contingent Annuitant, the Contingent Annuitant becomes the Annuitant. If there is no surviving Joint Annuitant or Contingent Annuitant, the youngest Owner becomes the Annuitant, provided that the Owner is not a Non-Natural Owner. No death benefit will be paid, except as otherwise provided under the Death Benefit Proceeds section.

If an Annuitant dies after the Annuity Date, any further annuity benefit will be paid based on the life of the Joint Annuitant, if a Joint income option was in effect at the time of death. If the annuitization option included a period certain, remaining period certain payments will be paid in accordance with the Death Benefit Proceeds section and in accordance with federal income tax distribution at death rules discussed in the FEDERAL TAX ISSUES — Contract Owner’s Estate section.

Death of Owner

If any Owner (or first Annuitant if a non-natural Owner) dies before the Annuity Date, the amount of the death benefit will be equal to the Death Benefit Amount as of the Notice Date and will be paid in accordance with the Death Benefit Proceeds section and in accordance with the federal income tax distribution at death rules discussed in the FEDERAL TAX ISSUES — Contract Owner’s Estate section.

If any Owner, who is not the Annuitant, dies after the Annuity Start Date, the payments continue to the Joint Owner, if any, otherwise to the Beneficiary, if living, and otherwise to the Contingent Beneficiary. The Annuitant and the Annuity Payout option remain the same.

Non-Natural Owner

If you are a Non-Natural Owner of a Contract other than a Qualified Contract, the Annuitant (either Annuitant if there are Joint Annuitants) will be treated as the Owner of the Contract for purposes of the Non-Qualified Contract Distribution Rules. If there are Joint Annuitants, the death benefit proceeds will be payable on proof of death of the first annuitant. If there is a change in the Primary Annuitant prior to the Annuity Date, such change will be treated as the death of the Owner (however, under the terms of your Contract, you cannot change the Primary Annuitant). The Death Benefit Amount will be: (a) the Contract Value, if the Non-Natural Owner elects to maintain the Contract and reinvest the Contract Value into a new contract in the same amount as immediately prior to the distribution; or (b) the Contract Value, less any surrender charge, MVA, and charges for premium taxes and/or other taxes, if the Non-Natural Owner elects a cash distribution and will be paid in accordance with the Death Benefits Proceeds section and in accordance with the federal income tax distribution at death rules.

Non-Qualified Contract Distribution Rules

The Contract is intended to comply with all applicable provisions of Code Section 72(s) and any successor provision, as deemed necessary by us to qualify the Contract as an annuity contract for federal income tax purposes. If an Owner of a Non-Qualified Contract dies before the Annuity Date, distribution of the death benefit proceeds must begin within 1 year after the Owner’s death or complete distribution within 5 years after the Owner’s death. In order to satisfy this requirement, the designated recipient must receive a final lump sum payment by the 5th anniversary of the Contract Owner’s death, or elect to receive an annuity for life or over a period that does not exceed the life expectancy of the designated recipient with annuity payments that start within 1 year after the Owner’s death. If an election to receive an annuity is not made within 60 calendar days of our receipt of proof, In Proper Form, of the Owner’s death or, if earlier, 60 calendar days (or shorter period as we permit) prior to the 1st anniversary of the Owner’s death, the option to receive annuity payments is no longer available. If a Non-Qualified Contract has Joint Owners, this requirement applies to the first Contract Owner to die.

The Owner may designate that the Beneficiary will receive death benefit proceeds in a lump sum, or through annuity payments for life, life with period certain, period certain only, or a scheduled payout option. Any life with period certain or period certain only option may not exceed the life expectancy of the Beneficiary. The Owner must designate the payment method in writing in a form acceptable to us. The Owner may revoke the designation only in writing and only in a form acceptable to us. Once the Owner dies, the Beneficiary cannot change or revoke the Owner’s instructions regarding the payment of death benefit proceeds.

Qualified Contract Distribution Rules

Under Treasury regulations and our administrative procedures, if the Contract is owned under a Qualified Plan as defined in Code Sections 401, 403, 457(b), 408, or 408A of the Code distributions to the Beneficiary must satisfy the Required Minimum Distribution (RMD) rules of Code Section 401(a)(9). For Owner/Annuitants who die after December 31, 2019, the RMD rules for Beneficiaries are different depending on whether the Beneficiary is an “Eligible Designated Beneficiary” (EDB) or not. An EDB includes a surviving spouse, a disabled individual, a chronically ill individual, a minor child, or an individual who is not more than 10 years younger than the Owner/Annuitant. Certain trusts created for the exclusive benefit of disabled or chronically ill Beneficiaries are included. These EDBs may take their distributions over the longer of the Beneficiary’s life expectancy or the remaining life expectancy of the Owner/Annuitant and those distributions must commence by December 31st of the year following the death of the Owner/Annuitant. Alternatively, if the Owner/Annuitant died prior to the date RMDs are required to commence, rather than take lifetime distributions, the EDB may elect to have the entire interest distributed by the end of the year containing the tenth anniversary of the Owner/Annuitant’s death. If the EDB is a minor child of the Owner/Annuitant, all amounts must be fully distributed by the earlier of (1) the end of the year the child reaches age 31 (i.e. 10 years after reaching age 21) or (2) the end of the year containing the tenth anniversary of the minor child’s death. Additionally, a surviving spouse Beneficiary may elect to delay commencement of distributions until the later of the end of the year that the Owner/Annuitant would have attained age their RMD Age (73, or such later age that may be applicable under Code Section 401(a)(9)(C)), or when the surviving spouse turns their RMD Age. Upon the death of an EDB who elected lifetime income, the entire interest of the Contract must be distributed to any successor Beneficiary within 10 years of the EDB’s death (except in the case of a minor child EDB, as described above).

The Owner may designate that the Beneficiary will receive death benefit proceeds in a lump sum, or through annuity payments period certain only. Period certain only annuity options are limited. The Owner must designate the payment method in writing in a form acceptable to us. The Owner may revoke the designation only in writing and only in a form acceptable to us. Once the Owner dies, the Beneficiary cannot change or revoke the Owner’s instructions regarding the payment of death benefit proceeds.

Designated Beneficiaries, who are not an EDB, must withdraw the entire account by the 10th calendar year following the death of the Owner/Annuitant.

Non-designated Beneficiaries must withdraw the entire account within 5 years of the Owner/Annuitant’s death if distributions have not begun prior to death unless the Owner dies after commencing his or her RMD payments.

If the Owner/Annuitant dies after the commencement of RMDs (except in the case of a Roth IRA when RMDs do not apply) but before the Annuitant’s entire interest in the Contract (other than a Roth IRA) has been distributed, the remaining interest in the Contract must be distributed to the non-designated Beneficiary at least as rapidly as under the distribution method in effect at the time of the Annuitant’s death.

You are responsible for monitoring distributions that must be taken to meet IRS guidelines.

The Owner may designate that the Beneficiary will receive death benefit proceeds in a lump sum, or through annuity payments for a Period Certain of 5 through 9 years. The Owner must designate the payment method in writing in a form acceptable to us. The Owner may revoke the designation only in writing and only in a form acceptable to us. Once the Owner dies, the Beneficiary cannot change or revoke the Owner’s instructions regarding the payment of death benefit proceeds.

OPTIONAL DEATH BENEFIT RIDER

The optional death benefit rider is subject to availability and may be discontinued for purchase at any time. The optional death benefit rider may not be available through your financial professional. You may obtain information about the optional benefits that are available to you by contacting your financial professional. Before purchasing the rider, make sure you understand all of the terms and conditions and consult with your financial professional for advice on whether the rider is appropriate for you.

Return of Purchase Payments Death Benefit Rider

The disclosure below does not apply to Contracts issued in California. For Contracts issued in California, please see Return of Purchase Payments Death Benefit Rider (California Contracts) below for Contracts issued in California.

The Return of Purchase Payments Death Benefit Rider (the “Rider”) is only available for an additional charge if the oldest Contract Owner or Annuitant is between the ages of 81 to 85 on the Contract Issue Date. This optional Rider allows your Death Benefit Amount, as of the Notice Date, to be the greater of the Contract Value (which will be based on Interim Value(s) if the death benefit is paid from the ILOs before the end of a Term) or the Total Adjusted Purchase Payments. An Owner change may only be elected if the age of any new Owner is 85 years or younger on the effective date of the Owner change (see the Owner Change subsection below).

Purchasing the Rider

You may purchase this optional Rider at the time your application is completed and before your Contract is issued. You may not purchase this Rider after the Contract Issue Date. This Rider may only be purchased if the age of the oldest Owner or Annuitant is between the ages of 81 to 85 on the Contract Issue Date.

Rider Charge

The annual Rider charge of 0.30% is assessed in arrears as a percentage of your Contract Value and deducted each Contract Anniversary proportionately from the Interest Crediting Options in which you are invested. The maximum Rider charge is 1.50%. The current Rider charge of 0.30% will not change after the Rider is issued. The portion of the Rider charge deducted from each of the ILOs on the Contract Anniversary will reduce the Investment Base in the same manner as a withdrawal. Any portion of the Rider charge deducted from a 2-year, 3-year, or 6-year ILO on a Contract Anniversary prior to the Term End Date will trigger an Interim Value Calculation and Adjustment to the Investment Base and Annual Lock Value (if applicable) proportionally, in the same manner as a withdrawal. The deduction of the Rider charge will not be subject to an MVA or surrender charge.

As noted above, the ROP Death Benefit Rider charge may be deducted from the ILOs on a date prior to the Term End Date. The ongoing deduction of the Rider charge on such dates may have an adverse effect on values and benefits under the Contract. If you intend to elect the ROP Death Benefit Rider, you should consult with a financial professional to discuss whether the Rider or this Contract is appropriate for you.

Rider Terms

Total Adjusted Purchase Payments. The sum of all Purchase Payments made to the Contract, reduced by a Pro Rata Reduction for each prior withdrawal, including withdrawals under a withdrawal benefit rider or RMDs. This amount may be adjusted if there is an Owner change.

Pro Rata Reduction. The reduction percentage that is calculated at the time of the withdrawal by dividing the amount of each withdrawal (including any applicable surrender charges and taxes) by the Contract Value immediately prior to the withdrawal. The reduction made, when the Contract Value is less than the Total Adjusted Purchase Payments made into the Contract, may be greater than the actual amount withdrawn. See APPENDIX D — RETURN OF PURCHASE PAYMENTS DEATH BENEFIT RIDER SAMPLE CALCULATIONS for an example and description of how the Pro Rata Reduction is calculated.

How the Rider Works

Upon the death of the first Owner (any Annuitant for Non-Natural Owners), before the Annuity Date, the Death Benefit Amount under this Rider will be equal to the greater of:

• the Contract Value as of the Notice Date, or

• Total Adjusted Purchase Payments as of the Notice Date.

Owner Change

If there is an Owner change to someone other than the previous Owner’s spouse, to a Trust or non-natural entity where the Owner and Annuitant are not the same person prior to the Owner change, or if an Owner is added that is not the Owner’s spouse, the Total Adjusted Purchase Payments will be reset to equal the lesser of:

• the Contract Value as of the effective date of the Owner change (“Change Date”), or

• Total Adjusted Purchase Payments as of the Change Date.

The Total Adjusted Purchase Payments will be reduced by any Pro Rata Reduction for any withdrawals made after the Change Date. An Owner change to a Trust or non-natural entity where the Owner and the Annuitant are the same person prior to the Owner change will not trigger a reset.

Any death benefit paid under this Rider will be paid in accordance with the Death Benefit Proceeds subsection.

See APPENDIX D — RETURN OF PURCHASE PAYMENTS DEATH BENEFIT RIDER SAMPLE CALCULATIONS for

an example of how the death benefit is calculated following an Owner change.

Termination

The Rider will remain in effect until the earlier of:

• the date you reduce your Contract Value to zero through a withdrawal, including a withdrawal or charge under the GLWB Rider,

• when death benefit proceeds become payable under the Contract (except where the spouse of the deceased Owner continues the Contract. See Spousal Continuation above,

• the Contract is terminated in accordance with the provisions of the Contract, or

• the Annuity Date

The Rider may not otherwise be cancelled.

Return of Purchase Payments Death Benefit (California Contracts)

The disclosure below only applies to Contracts issued in California.

This optional Rider allows you to have your Death Benefit Amount, as of the Notice Date, be the greater of the Contract Value or the Total Adjusted Purchase Payments. The Notice Date is the day on which we receive, In Proper Form, proof of death and instructions regarding payment of any death benefit proceeds.

Purchasing the Rider

You may purchase this optional Rider at the time your application is completed and before your Contract is issued. You may not purchase this Rider after the Contract Issue Date. This Rider may only be purchased if the age of the oldest Owner or Annuitant is between the ages of 81 to 85 on the Contract Issue Date.

Rider Charge

The annual Rider charge of 0.30% is assessed in arrears as a percentage of your Contract Value and deducted each Contract Anniversary proportionately from the Interest Crediting Options in which you are invested. The current annual Rider charge of 0.30% will not change after the Rider is issued. The maximum Rider charge is 1.50%. The portion of the Rider charge deducted from each of the ILOs on the Contract Anniversary will reduce the Investment Base in the same manner as a withdrawal. Any portion of the Rider charge deducted from a 2-year, 3-year, or 6-year ILO on a Contract Anniversary prior to the Term End Date will trigger an Interim Value Calculation and Adjustment to the Investment Base and Annual Lock Value (if applicable), proportionally, in the same manner as a withdrawal. The deduction of the Rider charge will not be subject to an MVA or surrender charge.

As noted above, the ROP Death Benefit Rider charge may be deducted from the ILOs on a date prior to the Term End Date. The ongoing deduction of the Rider charge on such dates may have an adverse effect on values and benefits under the Contract. If you intend to elect the ROP Death Benefit Rider, you should consult with a financial professional to discuss whether the Rider or this Contract is appropriate for you.

Rider Terms

Total Adjusted Purchase Payments. The sum of all Purchase Payments made to the Contract, reduced by a Pro Rata Reduction for each prior withdrawal, including withdrawals under a withdrawal benefit rider or RMDs.

Pro Rata Reduction. The reduction percentage that is calculated at the time of the withdrawal by dividing the amount of each withdrawal (including any applicable surrender charges and taxes) by the Contract Value immediately prior to the withdrawal. The reduction made, when the Contract Value is less than the Total Adjusted Purchase Payments made into the Contract, may be greater than the actual amount withdrawn. See APPENDIX D — RETURN OF PURCHASE PAYMENTS DEATH BENEFIT RIDER SAMPLE CALCULATIONS for an example and description of how the Pro Rata Reduction is calculated.

How the Rider Works

Upon the death of the first Annuitant, before the Annuity Date, the Death Benefit Amount under this rider will be equal to the greater of (a) or (b) below:

(a) the Contract Value as of the Notice Date.

(b) Total Adjusted Purchase Payments as of the Notice Date.

Any death benefit paid under this Rider will be paid in accordance with the Death Benefit Proceeds subsection. See the

APPENDIX D — RETURN OF PURCHASE PAYMENTS DEATH BENEFIT RIDER SAMPLE CALCULATIONS for an

example of how the death benefit is calculated.

Termination

The Rider will remain in effect until the earlier of:

• the date you reduce your Contract Value to zero through a withdrawal, including a withdrawal or charge under the GLWB Rider,

• when death benefit proceeds become payable under the Contract (except where the spouse of the deceased Owner continues the Contract. See Spousal Continuation above,

• the Contract is terminated in accordance with the provisions of the Contract, or

• the Annuity Date.

The Rider may not otherwise be cancelled.

RESTRICTED BENEFICIARY DESIGNATION / PRE-DETERMINED BENEFICIARY OPTION

For Non-Qualified, Traditional IRA, and Roth IRA Contracts, the Owner may choose how death benefit proceeds are paid (e.g., annuity payments rather than a lump sum) to a Beneficiary through the Restricted Beneficiary Provision. The Owner may choose from the following methods of payment, which are also described above under ANNUITIZATION — CHOOSING YOUR ANNUITY OPTION. Only fixed payment options are available. The terms of each payment option may differ for Qualified and Non-Qualified Contracts.

• 100% lump sum, or in a lump sum combination with one of the annuity payout options listed below;

• Annuity Payout

1. Life Only.

2. Life with Period Certain.

3. Period Certain Only.

• Systematic Withdrawals

1. Life Expectancy with No Additional Cash Access.

2. Life Expectancy with Future Cash Access.

The Owner may choose the frequency of death benefit payments to the Beneficiary, which may be monthly, quarterly,

semi-annually, or annually. To elect a method of payment, the Owner must complete and sign the “Pre-Determined Beneficiary Form” to name a Restricted Beneficiary and to select the pre- determined beneficiary options. See ADDITIONAL INFORMATION — INQUIRIES AND SUBMITTING FORMS AND REQUESTS for information on submitting forms to our Service Center. Once elected, only the Owner may remove or modify these pre-determined beneficiary options. This may be done by completing and signing an additional “Pre-Determined Beneficiary Form.” The Beneficiary cannot revoke or modify the pre-determined beneficiary options. A minimum death benefit proceeds amount of $5,000 is required for payments to the Beneficiary under this provision.

APPENDIX D: RETURN OF PURCHASE PAYMENTS DEATH BENEFIT RIDER SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the death benefit amount provided under the optional Return of Purchase Payments Death Benefit (and Return of Purchase Payments Death Benefit for Contracts issued in California) and to demonstrate how Purchase Payments and withdrawals made from the Contract may affect the values and benefits. There may be minor differences in the calculations due to rounding. These examples are not intended to reflect what your actual death benefit proceeds will be or serve as projections of future investment returns, nor are they a reflection of how your Contract will actually perform.

Under the base Contract (no optional death benefit riders selected), assuming the age of the Contract Owner at Contract issue is less than or equal to 80, the Death Benefit Amount is equal to the greater of Contract Value or the Total Adjusted Purchase Payments as of the Notice Date.

THE EXAMPLES BELOW ASSUME NO OWNER CHANGE OR AN OWNER CHANGE TO THE PREVIOUS OWNER’S SPOUSE; THESE EXAMPLES ALSO APPLY TO CONTRACTS ISSUED IN CALIFORNIA

Return of Purchase Payments Death Benefit (including Return of Purchase Payments Death Benefit for Contracts issued in California)

The values shown below are based on the following assumptions:

• Initial Purchase Payment = $100,000

• Rider Effective Date = Contract Date

• A Subsequent Purchase Payment of $25,000 is received in Contract Year 1.

• A withdrawal of $35,000 is taken during Contract Year 6.

• A withdrawal of $10,000 is taken during Contract Year 11.

• Owner is 60 years of age at Contract issuance.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value(1)	Total Adjusted Purchase Payments(1)
1	$100,000		$100,000	$100,000
Activity	$ 25,000		$128,000	$125,000
2			$131,090	$125,000
3			$133,468	$125,000
4			$134,458	$125,000
5			$138,492	$125,000
6			$142,647	$125,000
Activity		$35,000	$110,844	$ 95,000
7			$111,666	$ 95,000
8			$103,850	$ 95,000
9			$ 96,580	$ 95,000
10			$ 89,820	$ 95,000
11			$ 83,530	$ 95,000
Activity		$10,000	$ 73,530	$ 83,629
12			$ 68,383	$ 83,629
13			$ 63,596	$ 83,629
14 Death Occurs			$ 59,144	$ 83,629

(1) The greater of the Contract Value or the Total Adjusted Purchase Payments represents the Death Benefit Amount. On the Rider Effective Date, the initial values are set as follows:

• Total Adjusted Purchase Payment = Initial Purchase Payment = $100,000

• Contract Value = Initial Purchase Payment = $100,000

During Contract Year 1, a Subsequent Purchase Payment of $25,000 was received within 60 days of Contract Issue as part of transfer instructions received with the application. The Total Adjusted Purchase Payment amount increased to $125,000. The Contract Value increased to $128,000.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Total Adjusted Purchase Payment amount on a pro rata basis to $95,000 and decreased the Contract Value to $110,844. Numerically, the new Total Adjusted Purchase Payment amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the percentage is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%).

Second, determine the new Total Adjusted Purchase Payment amount. The Total Adjusted Purchase Payment amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payment amount is $95,000 (Total Adjusted Purchase Payment amount prior to the withdrawal x (1 – Pro Rata Reduction); $125,000 x (1 – 24.00%); $125,000 x 76.00% = $95,000).

During Contract Year 11, a withdrawal of $10,000 was made. This withdrawal reduced the Total Adjusted Purchase Payment amount on a pro rata basis to $83,629 and decreased the Contract Value to $73,530. Numerically, the new Total Adjusted Purchase Payment amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($83,530, which equals the $73,530 Contract Value after the withdrawal plus the $10,000 withdrawal amount). Numerically, the percentage is 11.97% ($10,000 ÷ $83,530 = 0.1197 or 11.97%).

Second, determine the new Total Adjusted Purchase Payment amount. The Total Adjusted Purchase Payment amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payment amount is $83,629 (Total Adjusted Purchase Payment prior to the withdrawal x (1 – Pro Rata Reduction); $95,000 x (1 – 11.97%); $95,000 x 88.03% = $83,629). Since the Total Adjusted Purchase Payments were greater than the Contract Value at the time of the withdrawal, the Pro Rata Reduction resulted in the Total Purchase Payments being reduced by a greater amount than the withdrawal amount.

During Contract Year 14, death occurs. The Death Benefit Amount under the Return of Purchase Payments Death Benefit will be the Total Adjusted Purchase Payments ($83,629) because that amount is greater than the Contract Value ($59,144).

Using the table above, if death occurred in Contract Year 7, the Death Benefit Amount under the Return of Purchase Payments Death Benefit would be the Contract Value ($111,666) because that amount is greater than the Total Adjusted Purchase Payment of $95,000.

THE EXAMPLES BELOW ASSUME OWNER CHANGE TO SOMEONE OTHER THAN PREVIOUS OWNER’S SPOUSE, TO A TRUST OR NON-NATURAL ENTITY WHERE THE OWNER AND ANNUITANT ARE NOT THE SAME PERSON PRIOR TO THE CHANGE OR IF AN OWNER IS ADDED THAT IS NOT A SPOUSE OF THE OWNER. THESE EXAMPLES DO NOT APPLY TO CONTRACTS ISSUED IN CALIFORNIA.

Return of Purchase Payments Death Benefit

The values shown below are based on the following assumptions:

• Initial Purchase Payment = $100,000

• Rider Effective Date = Contract Date

• A Subsequent Purchase Payment of $25,000 is received in Contract Year 1.

• A withdrawal of $35,000 is taken during Contract Year 6.

• Owner change to someone other than previous Owner’s Spouse during Contract Year 8.

• A withdrawal of $10,000 is taken during Contract Year 11.

• Initial Owner is 60 years of age at Contract issuance and the new Owner is 65 years of age on the date of Ownership change.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value(1)	Total Adjusted Purchase Payments(1)
1	$100,000		$100,000	$100,000
Activity	$ 25,000		$128,000	$125,000
2			$131,090	$125,000
3			$133,468	$125,000
4			$134,458	$125,000
5			$138,492	$125,000
6			$142,647	$125,000
Activity		$35,000	$110,844	$ 95,000
7			$111,666	$ 95,000
8			$103,850	$ 95,000
Owner Change			$100,735	$ 95,000
9			$ 96,580	$ 95,000
10			$ 89,820	$ 95,000
11			$ 83,530	$ 95,000
Activity		$10,000	$ 73,530	$ 83,629
12			$ 68,383	$ 83,629
13			$ 63,596	$ 83,629
14 Death Occurs			$ 59,144	$ 83,629

(1) The greater of the Contract Value or the Total Adjusted Purchase Payments represents the Death Benefit Amount.

On the Rider Effective Date, the initial values are set as follows:

• Total Adjusted Purchase Payment = Initial Purchase Payment = $100,000

• Contract Value = Initial Purchase Payment = $100,000

During Contract Year 1, a Subsequent Purchase Payment of $25,000 was received within 60 days of Contract Issue as part of a transfer instructions with the application. The Total Adjusted Purchase Payment amount increased to $125,000. The Contract Value increased to $128,000.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Total Adjusted Purchase Payment amount 95,000 and decreased the Contract Value to $110,844. Numerically, the new Total Adjusted Purchase Payment calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the percentage is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%).

Second, determine the new Total Adjusted Purchase Payment amount. The Total Adjusted Purchase Payment amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payment amount is $95,000 (Total Adjusted Purchase Payment amount prior to the withdrawal x (1 – Pro Rata Reduction); $125,000 x (1 – 24.00%); $125,000 x 76.00% = $95,000).

During Contract Year 8, an Owner change to someone other than the previous Owner’s spouse occurred. The Total Adjusted Purchase Payments on the effective date of the Owner change (the “Change Date”) will be reset to equal the lesser of the Contract

Value as of the Change Date or the Total Adjusted Purchase Payments as of the Change Date. Numerically, the Total Adjusted Purchase Payments amount will be $95,000 since the Total Adjusted Purchase Payments as of the Change Date ($95,000) is less than the Contract Value as of the Change Date ($100,735).

After the Change Date, the Total Adjusted Purchase Payments will be reduced by any Pro Rata Reduction for withdrawals made after the Change Date.

During Contract Year 11, a withdrawal of $10,000 was made. This withdrawal reduced the Total Adjusted Purchase Payments amount on a pro rata basis to $83,629 and decreased the Contract Value to $73,530. Numerically, the new Total Adjusted Purchase Payments amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($83,530, which equals the $73,530 Contract Value after the withdrawal plus the $10,000 withdrawal amount). Numerically, the percentage is 11.97% ($10,000 ÷ $83,530 = 0.1197 or 11.97%).

Second, determine the new Total Adjusted Purchase Payments amount. The Total Adjusted Purchase Payments amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payments amount is $83,629 (Total Adjusted Purchase Payments amount prior to the withdrawal x (1 – Pro Rata Reduction); $95,000 x (1 – 11.97%); $95,000 x 88.03% = $83,629). Since the Total Adjusted Purchase Payments were greater than the Contract Value at the time of the withdrawal, the Pro Rata Reduction resulted in the Total Purchase Payments being reduced by a greater amount than the withdrawal amount.

During Contract Year 14, death occurs. The Death Benefit Amount under the Return of Purchase Payments Death Benefit will be the Total Adjusted Purchase Payments ($83,629) because that amount is greater than the Contract Value ($59,144).

Using the table above, if death occurred in Contract Year 7, the Death Benefit Amount under the Return of Purchase Benefit would be the Contract Value ($111,666) because that amount is greater than the Total Adjusted Purchase Payment of $95,000.

Calculation Method of Benefit [Text Block]

APPENDIX D: RETURN OF PURCHASE PAYMENTS DEATH BENEFIT RIDER SAMPLE CALCULATIONS

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. They have been provided to assist in understanding the death benefit amount provided under the optional Return of Purchase Payments Death Benefit (and Return of Purchase Payments Death Benefit for Contracts issued in California) and to demonstrate how Purchase Payments and withdrawals made from the Contract may affect the values and benefits. There may be minor differences in the calculations due to rounding. These examples are not intended to reflect what your actual death benefit proceeds will be or serve as projections of future investment returns, nor are they a reflection of how your Contract will actually perform.

Under the base Contract (no optional death benefit riders selected), assuming the age of the Contract Owner at Contract issue is less than or equal to 80, the Death Benefit Amount is equal to the greater of Contract Value or the Total Adjusted Purchase Payments as of the Notice Date.

THE EXAMPLES BELOW ASSUME NO OWNER CHANGE OR AN OWNER CHANGE TO THE PREVIOUS OWNER’S SPOUSE; THESE EXAMPLES ALSO APPLY TO CONTRACTS ISSUED IN CALIFORNIA

Return of Purchase Payments Death Benefit (including Return of Purchase Payments Death Benefit for Contracts issued in California)

The values shown below are based on the following assumptions:

• Initial Purchase Payment = $100,000

• Rider Effective Date = Contract Date

• A Subsequent Purchase Payment of $25,000 is received in Contract Year 1.

• A withdrawal of $35,000 is taken during Contract Year 6.

• A withdrawal of $10,000 is taken during Contract Year 11.

• Owner is 60 years of age at Contract issuance.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value(1)	Total Adjusted Purchase Payments(1)
1	$100,000		$100,000	$100,000
Activity	$ 25,000		$128,000	$125,000
2			$131,090	$125,000
3			$133,468	$125,000
4			$134,458	$125,000
5			$138,492	$125,000
6			$142,647	$125,000
Activity		$35,000	$110,844	$ 95,000
7			$111,666	$ 95,000
8			$103,850	$ 95,000
9			$ 96,580	$ 95,000
10			$ 89,820	$ 95,000
11			$ 83,530	$ 95,000
Activity		$10,000	$ 73,530	$ 83,629
12			$ 68,383	$ 83,629
13			$ 63,596	$ 83,629
14 Death Occurs			$ 59,144	$ 83,629

(1) The greater of the Contract Value or the Total Adjusted Purchase Payments represents the Death Benefit Amount. On the Rider Effective Date, the initial values are set as follows:

• Total Adjusted Purchase Payment = Initial Purchase Payment = $100,000

• Contract Value = Initial Purchase Payment = $100,000

During Contract Year 1, a Subsequent Purchase Payment of $25,000 was received within 60 days of Contract Issue as part of transfer instructions received with the application. The Total Adjusted Purchase Payment amount increased to $125,000. The Contract Value increased to $128,000.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Total Adjusted Purchase Payment amount on a pro rata basis to $95,000 and decreased the Contract Value to $110,844. Numerically, the new Total Adjusted Purchase Payment amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the percentage is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%).

Second, determine the new Total Adjusted Purchase Payment amount. The Total Adjusted Purchase Payment amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payment amount is $95,000 (Total Adjusted Purchase Payment amount prior to the withdrawal x (1 – Pro Rata Reduction); $125,000 x (1 – 24.00%); $125,000 x 76.00% = $95,000).

During Contract Year 11, a withdrawal of $10,000 was made. This withdrawal reduced the Total Adjusted Purchase Payment amount on a pro rata basis to $83,629 and decreased the Contract Value to $73,530. Numerically, the new Total Adjusted Purchase Payment amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($83,530, which equals the $73,530 Contract Value after the withdrawal plus the $10,000 withdrawal amount). Numerically, the percentage is 11.97% ($10,000 ÷ $83,530 = 0.1197 or 11.97%).

Second, determine the new Total Adjusted Purchase Payment amount. The Total Adjusted Purchase Payment amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payment amount is $83,629 (Total Adjusted Purchase Payment prior to the withdrawal x (1 – Pro Rata Reduction); $95,000 x (1 – 11.97%); $95,000 x 88.03% = $83,629). Since the Total Adjusted Purchase Payments were greater than the Contract Value at the time of the withdrawal, the Pro Rata Reduction resulted in the Total Purchase Payments being reduced by a greater amount than the withdrawal amount.

During Contract Year 14, death occurs. The Death Benefit Amount under the Return of Purchase Payments Death Benefit will be the Total Adjusted Purchase Payments ($83,629) because that amount is greater than the Contract Value ($59,144).

Using the table above, if death occurred in Contract Year 7, the Death Benefit Amount under the Return of Purchase Payments Death Benefit would be the Contract Value ($111,666) because that amount is greater than the Total Adjusted Purchase Payment of $95,000.

THE EXAMPLES BELOW ASSUME OWNER CHANGE TO SOMEONE OTHER THAN PREVIOUS OWNER’S SPOUSE, TO A TRUST OR NON-NATURAL ENTITY WHERE THE OWNER AND ANNUITANT ARE NOT THE SAME PERSON PRIOR TO THE CHANGE OR IF AN OWNER IS ADDED THAT IS NOT A SPOUSE OF THE OWNER. THESE EXAMPLES DO NOT APPLY TO CONTRACTS ISSUED IN CALIFORNIA.

Return of Purchase Payments Death Benefit

The values shown below are based on the following assumptions:

• Initial Purchase Payment = $100,000

• Rider Effective Date = Contract Date

• A Subsequent Purchase Payment of $25,000 is received in Contract Year 1.

• A withdrawal of $35,000 is taken during Contract Year 6.

• Owner change to someone other than previous Owner’s Spouse during Contract Year 8.

• A withdrawal of $10,000 is taken during Contract Year 11.

• Initial Owner is 60 years of age at Contract issuance and the new Owner is 65 years of age on the date of Ownership change.

Beginning of Contract Year	Purchase Payments Received	Withdrawal Amount	Contract Value(1)	Total Adjusted Purchase Payments(1)
1	$100,000		$100,000	$100,000
Activity	$ 25,000		$128,000	$125,000
2			$131,090	$125,000
3			$133,468	$125,000
4			$134,458	$125,000
5			$138,492	$125,000
6			$142,647	$125,000
Activity		$35,000	$110,844	$ 95,000
7			$111,666	$ 95,000
8			$103,850	$ 95,000
Owner Change			$100,735	$ 95,000
9			$ 96,580	$ 95,000
10			$ 89,820	$ 95,000
11			$ 83,530	$ 95,000
Activity		$10,000	$ 73,530	$ 83,629
12			$ 68,383	$ 83,629
13			$ 63,596	$ 83,629
14 Death Occurs			$ 59,144	$ 83,629

(1) The greater of the Contract Value or the Total Adjusted Purchase Payments represents the Death Benefit Amount.

On the Rider Effective Date, the initial values are set as follows:

• Total Adjusted Purchase Payment = Initial Purchase Payment = $100,000

• Contract Value = Initial Purchase Payment = $100,000

During Contract Year 1, a Subsequent Purchase Payment of $25,000 was received within 60 days of Contract Issue as part of a transfer instructions with the application. The Total Adjusted Purchase Payment amount increased to $125,000. The Contract Value increased to $128,000.

During Contract Year 6, a withdrawal of $35,000 was made. This withdrawal reduced the Total Adjusted Purchase Payment amount 95,000 and decreased the Contract Value to $110,844. Numerically, the new Total Adjusted Purchase Payment calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($145,844, which equals the $110,844 Contract Value after the withdrawal plus the $35,000 withdrawal amount). Numerically, the percentage is 24.00% ($35,000 ÷ $145,844 = 0.2400 or 24.00%).

Second, determine the new Total Adjusted Purchase Payment amount. The Total Adjusted Purchase Payment amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payment amount is $95,000 (Total Adjusted Purchase Payment amount prior to the withdrawal x (1 – Pro Rata Reduction); $125,000 x (1 – 24.00%); $125,000 x 76.00% = $95,000).

During Contract Year 8, an Owner change to someone other than the previous Owner’s spouse occurred. The Total Adjusted Purchase Payments on the effective date of the Owner change (the “Change Date”) will be reset to equal the lesser of the Contract

Value as of the Change Date or the Total Adjusted Purchase Payments as of the Change Date. Numerically, the Total Adjusted Purchase Payments amount will be $95,000 since the Total Adjusted Purchase Payments as of the Change Date ($95,000) is less than the Contract Value as of the Change Date ($100,735).

After the Change Date, the Total Adjusted Purchase Payments will be reduced by any Pro Rata Reduction for withdrawals made after the Change Date.

During Contract Year 11, a withdrawal of $10,000 was made. This withdrawal reduced the Total Adjusted Purchase Payments amount on a pro rata basis to $83,629 and decreased the Contract Value to $73,530. Numerically, the new Total Adjusted Purchase Payments amount is calculated as follows:

First, determine the Pro Rata Reduction. The percentage is the withdrawal amount divided by the Contract Value prior to the withdrawal ($83,530, which equals the $73,530 Contract Value after the withdrawal plus the $10,000 withdrawal amount). Numerically, the percentage is 11.97% ($10,000 ÷ $83,530 = 0.1197 or 11.97%).

Second, determine the new Total Adjusted Purchase Payments amount. The Total Adjusted Purchase Payments amount prior to the withdrawal is multiplied by 1 less the Pro Rata Reduction determined above. Numerically, the new Total Adjusted Purchase Payments amount is $83,629 (Total Adjusted Purchase Payments amount prior to the withdrawal x (1 – Pro Rata Reduction); $95,000 x (1 – 11.97%); $95,000 x 88.03% = $83,629). Since the Total Adjusted Purchase Payments were greater than the Contract Value at the time of the withdrawal, the Pro Rata Reduction resulted in the Total Purchase Payments being reduced by a greater amount than the withdrawal amount.

During Contract Year 14, death occurs. The Death Benefit Amount under the Return of Purchase Payments Death Benefit will be the Total Adjusted Purchase Payments ($83,629) because that amount is greater than the Contract Value ($59,144).

Using the table above, if death occurred in Contract Year 7, the Death Benefit Amount under the Return of Purchase Benefit would be the Contract Value ($111,666) because that amount is greater than the Total Adjusted Purchase Payment of $95,000.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT

Index-Linked Options

Subject to transition rules, the following is a list of ILOs currently available under the Contract. We may change the features of the ILOs listed below (including the Index and the current limits on Index gains and losses), offer new ILOs, and terminate existing ILOs. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at www.pacificliferates.com. If you elect the Income Guard rider, you may not be able to invest in certain ILOs, as noted below. For additional information about the features of the ILOs, please see INVESTING IN THE CONTRACT. The ILOs available to you under your Contract vary depending on the date your Contract was issued. See Transition Rules for Applications Signed Prior to June 1, 2026 in this section for additional information.

Certain ILOs may vary or may not be available depending on the broker-dealer through which the Contract is sold. See APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS in this Prospectus for more information.

Note: If amounts are removed from an ILO before the end of a Term, we will apply a Contract adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the ILO until the end of the Term. For additional information, please see FEES, CHARGES, AND ADJUSTMENTS.

ILOs Available to Contracts Issued On or After June 1, 2026 - Except Contracts Issued in California

(subject to transition rules)

The ILO table below is not intended for Contracts issued in California. Some of the ILOs displayed are not currently available to Contracts issued in California. Instead, California contract holders should refer to the table immediately following titled ILOs Available to Contracts Issued Before June 1, 2026 and All Contracts Issued in California for specific information about available ILOs in your state.

Index(1)	Type of Index	Term	Crediting Strategy	Current Limit on Index Loss (if held until the end of the Term)	Minimum Limit on Index Gain (for life of the ILO)
S&P® 500	Market index	1 Year	Cap Rate	10% Buffer	2% Cap Rate
S&P® 500	Market index	1 Year	Cap Rate	15% Buffer	2% Cap Rate
S&P® 500	Market index	1 Year	Cap Rate	100% Buffer	2% Cap Rate
S&P® 500	Market index	1 Year	Cap Rate	10% Dual Direction Buffer	2% Cap Rate
S&P® 500	Market index	1 Year	Cap Rate	15% Dual Direction Buffer	2% Cap Rate
S&P® 500	Market index	2 Year	Cap Rate	10% Buffer	4% Cap Rate
S&P® 500	Market index	2 Year	Cap Rate	20% Buffer	4% Cap Rate
S&P® 500	Market index	3 Year	Cap Rate	10% Buffer	6% Cap Rate
S&P® 500	Market index	3 Year	Cap Rate	20% Buffer	6% Cap Rate
S&P® 500	Market index	6 Year(2)	Cap Rate	15% Buffer	12% Cap Rate
S&P® 500	Market index	6 Year(2)	Cap Rate	20% Buffer	12% Cap Rate
S&P® 500	Market index	6 Year(2)	Cap Rate	100% Buffer	12% Cap Rate
S&P® 500	Market index	6 Year(2)	Cap Rate	10% Dual Direction Buffer	12% Cap Rate
S&P® 500	Market index	6 Year(2)	Cap Rate	15% Dual Direction Buffer	12% Cap Rate
S&P® 500	Market index	6 Year(2)	Cap Rate	20% Dual Direction Buffer	12% Cap Rate
S&P® 500	Market index	6 Year(2)	Tiered Participation Rate with Cap Rate	10% Buffer	12% Cap Rate 100% for Tier One; 100% for Tier Two
S&P® 500	Market index	6 Year(2)	Annual Lock Cap Rate	10% Buffer	2% Cap Rate
Invesco QQQ ETF	ETF	1 Year	Cap Rate	10% Buffer	2% Cap Rate
Invesco QQQ ETF	ETF	1 Year	Cap Rate	15% Buffer	2% Cap Rate
Invesco QQQ ETF	ETF	1 Year	Cap Rate	100% Buffer	2% Cap Rate

Index(1)	Type of Index	Term	Crediting Strategy	Current Limit on Index Loss (if held until the end of the Term)	Minimum Limit on Index Gain (for life of the ILO)

Invesco QQQ ETF	ETF	1 Year	Cap Rate	10% Dual Direction Buffer	2% Cap Rate
Invesco QQQ ETF	ETF	1 Year	Cap Rate	15% Dual Direction Buffer	2% Cap Rate
Invesco QQQ ETF	ETF	2 Year	Cap Rate	10% Buffer	4% Cap Rate
Invesco QQQ ETF	ETF	2 Year	Cap Rate	20% Buffer	4% Cap Rate
Invesco QQQ ETF	ETF	3 Year	Cap Rate	10% Buffer	6% Cap Rate
Invesco QQQ ETF	ETF	3 Year	Cap Rate	20% Buffer	6% Cap Rate
Invesco QQQ ETF	ETF	6 Year(2)	Cap Rate	15% Buffer	12% Cap Rate
Invesco QQQ ETF	ETF	6 Year(2)	Cap Rate	20% Buffer	12% Cap Rate
Invesco QQQ ETF	ETF	6 Year(2)	Cap Rate	100% Buffer	12% Cap Rate
Invesco QQQ ETF	ETF	6 Year(2)	Cap Rate	10% Dual Direction Buffer	12% Cap Rate
Invesco QQQ ETF	ETF	6 Year(2)	Cap Rate	15% Dual Direction Buffer	12% Cap Rate
Invesco QQQ ETF	ETF	6 Year(2)	Cap Rate	20% Dual Direction Buffer	12% Cap Rate
Invesco QQQ ETF	ETF	6 Year(2)	Tiered Participation Rate with Cap Rate	10% Buffer	12% Cap Rate 100% for Tier One; 100% for Tier Two
Invesco QQQ ETF	ETF	6 Year(2)	Annual Lock Cap Rate	10% Buffer	2% Cap Rate
MSCI EAFE	Market index	1 Year	Cap Rate	10% Buffer	2% Cap Rate
MSCI EAFE	Market index	1 Year	Cap Rate	15% Buffer	2% Cap Rate
MSCI EAFE	Market index	1 Year	Cap Rate	100% Buffer	2% Cap Rate
MSCI EAFE	Market index	1 Year	Cap Rate	10% Dual Direction Buffer	2% Cap Rate
MSCI EAFE	Market index	1 Year	Cap Rate	15% Dual Direction Buffer	2% Cap Rate
MSCI EAFE	Market index	6 Year(2)	Cap Rate	15% Buffer	12% Cap Rate
MSCI EAFE	Market index	6 Year(2)	Cap Rate	20% Buffer	12% Cap Rate
MSCI EAFE	Market index	6 Year(2)	Cap Rate	100% Buffer	12% Cap Rate
MSCI EAFE	Market index	6 Year(2)	Cap Rate	10% Dual Direction Buffer	12% Cap Rate
MSCI EAFE	Market index	6 Year(2)	Cap Rate	15% Dual Direction Buffer	12% Cap Rate
MSCI EAFE	Market index	6 Year(2)	Cap Rate	20% Dual Direction Buffer	12% Cap Rate
MSCI EAFE	Market index	6 Year(2)	Tiered Participation Rate with Cap Rate	10% Buffer	12% Cap Rate 100% for Tier One; 100% for Tier Two
MSCI EAFE	Market index	6 Year(2)	Annual Lock Cap Rate	10% Buffer	2% Cap Rate
iShares® Russell 2000 ETF	ETF	1 Year	Cap Rate	10% Buffer	2% Cap Rate
iShares® Russell 2000 ETF	ETF	1 Year	Cap Rate	15% Buffer	2% Cap Rate
iShares® Russell 2000 ETF	ETF	1 Year	Cap Rate	100% Buffer	2% Cap Rate
iShares® Russell 2000 ETF	ETF	1 Year	Cap Rate	10% Dual Direction Buffer	2% Cap Rate
iShares® Russell 2000 ETF	ETF	1 Year	Cap Rate	15% Dual Direction Buffer	2% Cap Rate
iShares® Russell 2000 ETF	ETF	6 Year(2)	Cap Rate	15% Buffer	12% Cap Rate
iShares® Russell 2000 ETF	ETF	6 Year(2)	Cap Rate	20% Buffer	12% Cap Rate
iShares® Russell 2000 ETF	ETF	6 Year(2)	Cap Rate	100% Buffer	12% Cap Rate
iShares® Russell 2000 ETF	ETF	6 Year(2)	Cap Rate	10% Dual Direction Buffer	12% Cap Rate
iShares® Russell 2000 ETF	ETF	6 Year(2)	Cap Rate	15% Dual Direction Buffer	12% Cap Rate
iShares® Russell 2000 ETF	ETF	6 Year(2)	Cap Rate	20% Dual Direction Buffer	12% Cap Rate
iShares® Russell 2000 ETF	ETF	6 Year(2)	Tiered Participation Rate with Cap Rate	10% Buffer	12% Cap Rate 100% for Tier One; 100% for Tier Two
iShares® Russell 2000 ETF	ETF	6 Year(2)	Annual Lock Cap Rate	10% Buffer	2% Cap Rate

Index(1)	Type of Index	Term	Crediting Strategy	Current Limit on Index Loss (if held until the end of the Term)	Minimum Limit on Index Gain (for life of the ILO)

First Trust Growth Strength Net Fee Index(3)	Market index	1 Year	Cap Rate	10% Buffer	2% Cap Rate
First Trust Growth Strength Net Fee Index(3)	Market index	1 Year	Cap Rate	15% Buffer	2% Cap Rate
First Trust Growth Strength Net Fee Index(3)	Market index	1 Year	Cap Rate	100% Buffer	2% Cap Rate
First Trust Growth Strength Net Fee Index(3)	Market index	6 Year(2)	Cap Rate	15% Buffer	12% Cap Rate
First Trust Growth Strength Net Fee Index(3)	Market index	6 Year(2)	Cap Rate	20% Buffer	12% Cap Rate
First Trust Growth Strength Net Fee Index(3)	Market index	6 Year(2)	Cap Rate	100% Buffer	12% Cap Rate
First Trust Growth Strength Net Fee Index(3)	Market index	6 Year(2)	Tiered Participation Rate with Cap Rate	10% Buffer	12% Cap Rate 100% for Tier One; 100% for Tier Two
Combined S&P 500®, iShares® Russell 2000 ETF, and MSCI EAFE	Market indexes and ETF	6 Year(2)	Performance Mix with Participation Rate and Cap Rate	10% Buffer	12% Cap Rate 100% Participation Rate

(1) Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

(2) Investment in 6-year ILOs is not permitted if you have purchased the Income Guard rider. Investment in 6-year ILOs is only permitted at the beginning of an MVA Term. You must renew the MVA Term every 6 Contract Years to continue to be able to invest in 6-year ILOs. See FEES, CHARGES, AND ADJUSTMENTS — MARKET VALUE ADJUSTMENT for more information.

(3) The First Trust Growth Strength Net Fee Index deducts 0.65% in fees and costs when calculating Index performance, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

ILOs Available to Contracts Issued Before June 1, 2026 and all Contracts Issued in California
(subject to transition rules)

(The ILOs in the table below will continue to be available on June 1, 2026, and thereafter for California Contract holders until further notice)

Index(1)	Type of Index	Term	Crediting Strategy	Current Limit on Index Loss (if held until the end of the Term)	Minimum Limit on Index Gain (for life of the ILO)
S&P® 500	Market index	1 Year	Cap Rate	10% Buffer	2% Cap Rate
S&P® 500	Market index	1 Year	Cap Rate	15% Buffer	2% Cap Rate
S&P® 500	Market index	1 Year	Cap Rate	-10% Floor(5)	2% Cap Rate
S&P® 500	Market index	1 Year	Cap Rate	10% Dual Direction Buffer	2% Cap Rate
S&P® 500	Market index	1 Year	Cap Rate	15% Dual Direction Buffer	2% Cap Rate
S&P® 500	Market index	2 Year(2)	Cap Rate	10% Buffer	4% Cap Rate

Index(1)	Type of Index	Term	Crediting Strategy	Current Limit on Index Loss (if held until the end of the Term)	Minimum Limit on Index Gain (for life of the ILO)

S&P® 500	Market index	2 Year(2)	Cap Rate	20% Buffer	4% Cap Rate
S&P® 500	Market index	3 Year(2)	Cap Rate	10% Buffer	6% Cap Rate
S&P® 500	Market index	3 Year(2)	Cap Rate	20% Buffer	6% Cap Rate
S&P® 500	Market index	1 Year	Performance Triggered Rate	10% Buffer(5)	2% Performance Triggered Rate
S&P® 500	Market index	1 Year	Performance Triggered Rate	15% Buffer(5)	2% Performance Triggered Rate
S&P® 500	Market index	1 Year	Performance Triggered Rate	-10% Floor(5)	2% Performance Triggered Rate
S&P® 500	Market index	6 Year(3)	Cap Rate	10% Buffer(5)	12% Cap Rate
S&P® 500	Market index	6 Year(3)	Cap Rate	15% Buffer	12% Cap Rate
S&P® 500	Market index	6 Year(3)	Cap Rate	20% Buffer	12% Cap Rate
S&P® 500	Market index	6 Year(3)	Cap Rate	10% Dual Direction Buffer	12% Cap Rate
S&P® 500	Market index	6 Year(3)	Cap Rate	15% Dual Direction Buffer	12% Cap Rate
S&P® 500	Market index	6 Year(3)	Cap Rate	20% Dual Direction Buffer	12% Cap Rate
S&P® 500	Market index	6 Year(3)	Tiered Participation Rate	10% Buffer	60% for Tier One; 60% for Tier Two
Invesco QQQ ETF	ETF	1 Year	Cap Rate	10% Buffer	2% Cap Rate
Invesco QQQ ETF	ETF	1 Year	Cap Rate	15% Buffer	2% Cap Rate
Invesco QQQ ETF	ETF	1 Year	Cap Rate	-10% Floor(5)	2% Cap Rate
Invesco QQQ ETF	ETF	1 Year	Cap Rate	10% Dual Direction Buffer	2% Cap Rate
Invesco QQQ ETF	ETF	1 Year	Cap Rate	15% Dual Direction Buffer	2% Cap Rate
Invesco QQQ ETF	ETF	1 Year	Performance Triggered Rate	10% Buffer(5)	2% Performance Triggered Rate
Invesco QQQ ETF	ETF	1 Year	Performance Triggered Rate	15% Buffer(5)	2% Performance Triggered Rate
Invesco QQQ ETF	ETF	1 Year	Performance Triggered Rate	-10% Floor(5)	2% Performance Triggered Rate
Invesco QQQ ETF	ETF	2 Year(2)	Cap Rate	10% Buffer	4% Cap Rate
Invesco QQQ ETF	ETF	2 Year(2)	Cap Rate	20% Buffer	4% Cap Rate
Invesco QQQ ETF	ETF	3 Year(2)	Cap Rate	10% Buffer	6% Cap Rate
Invesco QQQ ETF	ETF	3 Year(2)	Cap Rate	20% Buffer	6% Cap Rate
Invesco QQQ ETF	ETF	6 Year(3)	Cap Rate	10% Buffer(5)	12% Cap Rate
Invesco QQQ ETF	ETF	6 Year(3)	Cap Rate	15% Buffer	12% Cap Rate
Invesco QQQ ETF	ETF	6 Year(3)	Cap Rate	20% Buffer	12% Cap Rate
Invesco QQQ ETF	ETF	6 Year(3)	Cap Rate	10% Dual Direction Buffer	12% Cap Rate
Invesco QQQ ETF	ETF	6 Year(3)	Cap Rate	15% Dual Direction Buffer	12% Cap Rate
Invesco QQQ ETF	ETF	6 Year(3)	Cap Rate	20% Dual Direction Buffer	12% Cap Rate
Invesco QQQ ETF	ETF	6 Year(3)	Tiered Participation Rate	10% Buffer	60% for Tier One; 60% for Tier Two
MSCI EAFE	Market index	1 Year	Cap Rate	10% Buffer	2% Cap Rate
MSCI EAFE	Market index	1 Year	Cap Rate	15% Buffer	2% Cap Rate
MSCI EAFE	Market index	1 Year	Cap Rate	-10% Floor(5)	2% Cap Rate
MSCI EAFE	Market index	1 Year	Cap Rate	10% Dual Direction Buffer	2% Cap Rate

Index(1)	Type of Index	Term	Crediting Strategy	Current Limit on Index Loss (if held until the end of the Term)	Minimum Limit on Index Gain (for life of the ILO)

MSCI EAFE	Market index	1 Year	Cap Rate	15% Dual Direction Buffer	2% Cap Rate
MSCI EAFE	Market index	1 Year	Performance Triggered Rate	10% Buffer(5)	2% Performance Triggered Rate
MSCI EAFE	Market index	1 Year	Performance Triggered Rate	15% Buffer(5)	2% Performance Triggered Rate
MSCI EAFE	Market index	1 Year	Performance Triggered Rate	-10% Floor(5)	2% Performance Triggered Rate
MSCI EAFE	Market index	6 Year(3)	Cap Rate	10% Buffer(5)	12% Cap Rate
MSCI EAFE	Market index	6 Year(3)	Cap Rate	15% Buffer	12% Cap Rate
MSCI EAFE	Market index	6 Year(3)	Cap Rate	20% Buffer	12% Cap Rate
MSCI EAFE	Market index	6 Year(3)	Cap Rate	10% Dual Direction Buffer	12% Cap Rate
MSCI EAFE	Market index	6 Year(3)	Cap Rate	15% Dual Direction Buffer	12% Cap Rate
MSCI EAFE	Market index	6 Year(3)	Cap Rate	20% Dual Direction Buffer	12% Cap Rate
MSCI EAFE	Market index	6 Year(3)	Tiered Participation Rate	10% Buffer	60% for Tier One; 60% for Tier Two
iShares® Russell 2000 ETF	ETF	1 Year	Cap Rate	10% Buffer	2% Cap Rate
iShares® Russell 2000 ETF	ETF	1 Year	Cap Rate	15% Buffer	2% Cap Rate
iShares® Russell 2000 ETF	ETF	1 Year	Cap Rate	-10% Floor(5)	2% Cap Rate
iShares® Russell 2000 ETF	ETF	1 Year	Cap Rate	10% Dual Direction Buffer	2% Cap Rate
iShares® Russell 2000 ETF	ETF	1 Year	Cap Rate	15% Dual Direction Buffer	2% Cap Rate
iShares® Russell 2000 ETF	ETF	1 Year	Performance Triggered Rate	10% Buffer(5)	2% Performance Triggered Rate
iShares® Russell 2000 ETF	ETF	1 Year	Performance Triggered Rate	15% Buffer(5)	2% Performance Triggered Rate
iShares® Russell 2000 ETF	ETF	1 Year	Performance Triggered Rate	-10% Floor(5)	2% Performance Triggered Rate
iShares® Russell 2000 ETF	ETF	6 Year(3)	Cap Rate	10% Buffer(5)	12% Cap Rate
iShares® Russell 2000 ETF	ETF	6 Year(3)	Cap Rate	15% Buffer	12% Cap Rate
iShares® Russell 2000 ETF	ETF	6 Year(3)	Cap Rate	20% Buffer	12% Cap Rate
iShares® Russell 2000 ETF	ETF	6 Year(3)	Cap Rate	10% Dual Direction Buffer	12% Cap Rate
iShares® Russell 2000 ETF	ETF	6 Year(3)	Cap Rate	15% Dual Direction Buffer	12% Cap Rate
iShares® Russell 2000 ETF	ETF	6 Year(3)	Cap Rate	20% Dual Direction Buffer	12% Cap Rate
iShares® Russell 2000 ETF	ETF	6 Year(3)	Tiered Participation Rate	10% Buffer	60% for Tier One; 60% for Tier Two
First Trust Growth Strength Net Fee Index(4)	Market index	1 Year	Cap Rate	10% Buffer	2% Cap Rate
First Trust Growth Strength Net Fee Index(4)	Market index	1 Year	Cap Rate	15% Buffer	2% Cap Rate
First Trust Growth Strength Net Fee Index(4)	Market index	1 Year	Cap Rate	-10% Floor(5)	2% Cap Rate
First Trust Growth Strength Net Fee Index(4)	Market index	6 Years(3)	Cap Rate	10% Buffer(5)	12% Cap Rate
First Trust Growth Strength Net Fee Index(4)	Market index	6 Year(3)	Cap Rate	15% Buffer	12% Cap Rate

Index(1)	Type of Index	Term	Crediting Strategy	Current Limit on Index Loss (if held until the end of the Term)	Minimum Limit on Index Gain (for life of the ILO)

First Trust Growth Strength Net Fee Index(4)	Market index	6 Year(3)	Cap Rate	20% Buffer	12% Cap Rate
First Trust Growth Strength Net Fee Index(4)	Market index	6 Year(3)	Tiered Participation Rate	10% Buffer	60% for Tier One; 60% for Tier Two
Combined S&P 500®, iShares® Russell 2000 ETF, and MSCI EAFE	Market indexes and ETF	6 Year(3)	Performance Mix with Participation Rate	10% Buffer	60% Participation Rate

(1) Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

(2) The 2-year and 3-year ILOs were not available at issue and will become available upon renewal, effective June 1, 2026. Contracts issued in California on or after June 1, 2026, will not have 2-year and 3-year ILOs available at issue but these options will become available upon renewal.

(3) Investment in 6-year ILOs is not permitted if you have purchased the Income Guard rider. Investment in 6-year ILOs is only permitted at the beginning of an MVA Term. You must renew the MVA Term every 6 Contract Years to continue to be able to invest in 6-year ILOs. See FEES, CHARGES, AND ADJUSTMENTS — MARKET VALUE ADJUSTMENT for more information.

(4) The First Trust Growth Strength Net Fee Index deducts 0.65% in fees and costs when calculating Index performance, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

(5) These ILOs will no longer be available for renewal allocations as of June 1, 2026. These ILOs will continue to be available at contract issue for contracts issued in California on or after June 1, 2026, but will not be available upon renewal.

Transition Rules for Applications Signed Prior to June 1, 2026

Effective June 1, 2026, there will be changes to the Interest Crediting Options available for Pacific Protective Growth. The following transition rules will apply:

● If an application or transmission is dated prior to June 1, 2026, and is received In Good Order within 14 calendar days from the application/transmission sign-date, then the contract will be issued as applied for with the Interest Crediting Options available prior to June 1, 2026. Funds must be received within 60 calendar days after June 1, 2026.

o If the funds are received after 60 calendar days from June 1, 2026, the contract will not be issued and a new post-June 1, 2026 application will need to be signed and submitted.

o Any application/transmission sign-date of June 1, 2026 or later, may only elect the new interest crediting options as indicated on the post-June 1, 2026 application.

If an investor executes a Performance Lock, the investor will not earn Index interest, but the Company will credit a fixed rate of interest until the next Contract Anniversary, equal to the annualized ILO Budget Rate, subject to a 0% minimum guarantee.

The 1-year S&P 500® with Cap and 10% Buffer ILO will always be available under your Contract (in addition to the Fixed Account). In the future, this means that we may not offer ILOs with any other Protection Level other than a 10% Buffer and any other Crediting Strategy other than a Cap Rate. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. Effective June 1, 2026, ILOs with a Floor Protection Level will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners. In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level.

For Contracts issued prior to June 1, 2026, the Minimum Limit on Index Gain for the Cap Rate strategy for any ILO offered for the life of this Contract is 2% for a 1-year ILO, 4% for a 2-year ILO, 6% for a 3-year ILO and 12% for a 6-year ILO. The Minimum Limits on Index Gain for the Performance Mix with Participation Rate strategy for any ILO offered for the life of this Contract are 50% for the Index with the highest return, 30% for the Index with the next best return, and 20% for the Index with the lowest return, and 60% for the Participation Rate. The Minimum Limit on Index Gain for the Tiered Participation Rate strategy for any ILO offered for the life of this Contract is 60% for Tier One and Tier Two. The Minimum Limit on Index Gain for the Performance Triggered Rate strategy for any ILO offered for the life of this Contract is 2%.

For Contracts issued on or after June 1, 2026, the Minimum Limit on Index Gain for Cap Rate strategy is 2% for a 1-year ILO, 4% for a 2-year ILO, 6% for a 3-year ILO, and 12% for a 6-year ILO. The Minimum Limit on Index Gain for the Annual Lock Cap Rate strategy is 2% for a 6-year ILO. The Minimum Limits on Index Gain for the Performance Mix with Participation Rate and Cap Rate strategy are 50% for the Index with the highest return, 30% for the Index with the next best return, and 20% for the Index with the lowest return, 100% for the Participation Rate and 12% for the Cap Rate. The Minimum Limits on Index Gain for the Tiered Participation Rate with Cap Rate strategy are 100% for Tier 1 & Tier 2 Participation Rates and 12% for the Cap Rate.

Fixed Options

The following lists the Fixed Account Option currently available under the Contract. We may change the features of the Fixed Account Option listed below, or offer new fixed options. We will provide you with written notice before doing so. See INVESTING IN THE CONTRACT — FIXED ACCOUNT OPTION for more information.

Note: If amounts are withdrawn or surrendered from the Fixed Account Option, we may apply a Contract adjustment. This may result in a significant reduction in the value of your Contract. See FEES, CHARGES, AND ADJUSTMENTS — MARKET VALUE ADJUSTMENT for more information.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Option	1-year	0.50%

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]

Subject to transition rules, the following is a list of ILOs currently available under the Contract. We may change the features of the ILOs listed below (including the Index and the current limits on Index gains and losses), offer new ILOs, and terminate existing ILOs. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at www.pacificliferates.com. If you elect the Income Guard rider, you may not be able to invest in certain ILOs, as noted below. For additional information about the features of the ILOs, please see INVESTING IN THE CONTRACT. The ILOs available to you under your Contract vary depending on the date your Contract was issued. See Transition Rules for Applications Signed Prior to June 1, 2026 in this section for additional information.

Certain ILOs may vary or may not be available depending on the broker-dealer through which the Contract is sold. See APPENDIX F: FINANCIAL INTERMEDIARY VARIATIONS in this Prospectus for more information.

Note: If amounts are removed from an ILO before the end of a Term, we will apply a Contract adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the ILO until the end of the Term. For additional information, please see FEES, CHARGES, AND ADJUSTMENTS.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]

The following lists the Fixed Account Option currently available under the Contract. We may change the features of the Fixed Account Option listed below, or offer new fixed options. We will provide you with written notice before doing so. See INVESTING IN THE CONTRACT — FIXED ACCOUNT OPTION for more information.

Note: If amounts are withdrawn or surrendered from the Fixed Account Option, we may apply a Contract adjustment. This may result in a significant reduction in the value of your Contract. See FEES, CHARGES, AND ADJUSTMENTS — MARKET VALUE ADJUSTMENT for more information.

Fixed Options Available [Table Text Block]

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account Option	1-year	0.50%

Fixed Option Available, Name		Fixed Account Option
Fixed Option Available, Term		1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		0.50%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Standard Death Benefit
Purpose of Benefit [Text Block]		Provides a death benefit equal to (1) the Contract Value; or (2) the greater of (a) the Contract Value or (b) the Total Adjusted Purchase Payments.
Brief Restrictions / Limitations [Text Block]

● Only available during the accumulation phase.

● If any Contract Owner (or Annuitant) is over age 80 on the Contract Issue Date, the death benefit is equal to the Contract Value.

● Death Benefit Amount will be based on Interim Values if paid from the ILOs before a Term End Date.

● Withdrawals will reduce the death benefit, perhaps significantly.

● State variations may apply.

Name of Benefit [Text Block]		Standard Death Benefit
Free Withdrawal Amount [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Free Withdrawal Amount
Purpose of Benefit [Text Block]		Permits withdrawal of a portion of your aggregate Purchase Payments or Contract each year without incurring a surrender charge or MVA.
Brief Restrictions / Limitations [Text Block]

● Only available during the accumulation phase.

● During the surrender charge period, the annual free withdrawal amount is 10% of the aggregate Purchase Payments.

● During subsequent MVA Terms, the annual free withdrawal amount is 10% of the Contract Value on the Contract Anniversary at the start of the MVA Term.

● Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

● Free withdrawal amounts from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

● Free withdrawal amounts may be subject to taxes and tax penalties.

Name of Benefit [Text Block]		Free Withdrawal Amount
Income Guard [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	[5]	4.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Income Guard
Purpose of Benefit [Text Block]		A guaranteed lifetime withdrawal benefit that guarantees income withdrawals for life if certain conditions are met.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	[5]	4.00%
Brief Restrictions / Limitations [Text Block]

• Only available for purchase on the Contract Issue Date.

• May not be voluntarily terminated.

• See Rate Sheet Prospectus Supplement for terms applicable to new Contracts.

• Lifetime Withdrawals may not begin until age 59½.

• Investment allocation restrictions apply.

• Crediting Strategy rates declared will typically be equal to rates for Contract Owners who do not elect the benefit. However, Crediting Strategy rates may be lower for Income Guard Contracts.

• Deferral Credits stop after the earlier of 10 Contract Years or the Income Commencement Date.

• Rider charges will reduce the ILO Credit.

• Rider charges deducted on a Term End Date will reduce the Contract Value and death benefit by the amount of the charge.

• Rider charges deducted from the ILOs on a Contract Anniversary prior to the Term End Date will trigger an Interim Value Calculation and Adjustment.

• All withdrawals reduce the Contract Value and death benefit, perhaps significantly.

• All withdrawals will be subject to taxes. All withdrawals taken before the age of 59½ will be subject to tax penalties.

• All withdrawals may reduce the benefits provided by the ROP Death Benefit.

• All withdrawals from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

• Early and Excess Withdrawals may be subject to surrender charges and MVAs.

• Early and Excess Withdrawals may reduce the value of the benefit by more than the value withdrawn and/or could terminate the benefit.

• Early and Excess Withdrawals reduce the potential for Resets.

• Resets increase the dollar amount of the Rider charge.

• We may stop offering this benefit at any time to new purchasers. The benefit may not be available through your financial professional.

Name of Benefit [Text Block]		Income Guard
Income Guard (single or joint option) [Member]
Item 4. Fee Table [Line Items]
Other Annual Expense (of Other Amount), Maximum [Percent]	[4]	1.50%
Nursing Home Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Nursing Home Waiver
Purpose of Benefit [Text Block]		Waives the surrender charge and MVA on withdrawals and surrenders in the event the Contract Owner (or Annuitant) is confined to an accredited nursing home.
Brief Restrictions / Limitations [Text Block]

● Only available during the accumulation phase.

● Withdrawals and surrenders must be made after 90 calendar days from the Contract Issue Date.

● Period of confinement must be at least 30 days.

● Waiver applies for a maximum of 90 calendar days after the Contract Owner (or Annuitant) leaves the nursing home.

● Nursing home must be “accredited” as defined by the benefit.

● Nursing home confinement period must begin after the Contract Issue Date.

● Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

● Withdrawals and surrenders from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

● Withdrawals may be subject to taxes and tax penalties.

Name of Benefit [Text Block]		Nursing Home Waiver
Performance Lock [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Performance Lock
Purpose of Benefit [Text Block]		Permits you to “lock-in” the Interim Value of an ILO before the Term End Date.
Brief Restrictions / Limitations [Text Block]

● Only available during the accumulation phase.

● May only be exercised after the 60th calendar day from the Term Start Date.

● Exercise of the Performance Lock is irrevocable.

● May be exercised only once for each ILO (or each segment in the ILO) during a Term.

● The locked-in value will be the Interim Value of the ILO (not the Annual Lock Value for an Annual Lock ILO).

● The entire value in an ILO (or segment) will be locked-in.

● The locked-in amount will be credited with a fixed rate of interest until the next Contract Anniversary.

● The locked-in amount may not be transferred or reallocated into a new Term until the next Contract Anniversary.

● Locked-in amount will not receive an ILO Credit or the application of the Protection Level.

● If you exercise the Performance Lock on a 6-year ILO, you will be unable to transfer or reallocate your Contract Value to another 6-year ILO Term until the end of the current MVA Term, and only if you elect to renew the MVA Term.

● Withdrawals will reduce the locked-in value by the amount requested.

● You will be unable to determine the Interim Value to be locked-in prior to exercise of the request.

Name of Benefit [Text Block]		Performance Lock
Preauthorized Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Preauthorized Withdrawals
Purpose of Benefit [Text Block]		Permits automatic withdrawals from the Contract on a monthly, quarterly, semi-annual, or annual basis
Brief Restrictions / Limitations [Text Block]

● Only available during the accumulation phase.

● Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

● Withdrawals from the ILOs during a Term will trigger an Interim Value adjustment.

● Withdrawals may reduce the benefits provided by the Income Guard Rider, perhaps significantly, and may terminate the benefit.

● Withdrawals may be subject to surrender charges, MVA, taxes, and tax penalties.

● You should consult a financial professional if you intend to take preauthorized withdrawals from an ILO before the Term End Date.

Name of Benefit [Text Block]		Preauthorized Withdrawals
Return of Purchase Death Benefit Rider [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		1.50%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Return of Purchase Death Benefit Rider
Purpose of Benefit [Text Block]		Provides a death benefit equal to the greater of (a) the Contract Value or (b) the Total Adjusted Purchase Payments for Contract Owners (or Annuitants) age 81 – 85 on the Contract Issue Date.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]		1.50%
Brief Restrictions / Limitations [Text Block]

• Only available during the accumulation phase.

• May not be voluntarily terminated.

• Only available for purchase on the Contract Issue Date.

• Only available if the oldest Contract Owner or Annuitant is age 81 – 85 on the Contract Issue Date.

• Death Benefit Amount will be based on Interim Values if paid from the ILOs before a Term End Date.

• Rider charges will reduce the ILO Credit.

• Rider charges deducted on a Term End Date will reduce the Contract Value and death benefit by the amount of the charge.

• Rider charges deducted from the ILOs on a Contract Anniversary prior to the Term End Date will trigger an Interim Value Calculation and Adjustment.

• Withdrawals will reduce the benefit, perhaps significantly, and/or could terminate the benefit.

• We may stop offering this benefit at any time to new purchasers. The benefit may not be available through your financial professional.

• State variations may apply.

Name of Benefit [Text Block]		Return of Purchase Death Benefit Rider
Return of Purchase Payments Death Benefit [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	[6]	1.50%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	[6]	1.50%
Operation of Benefit [Text Block]

Return of Purchase Payments Death Benefit Rider

The disclosure below does not apply to Contracts issued in California. For Contracts issued in California, please see Return of Purchase Payments Death Benefit Rider (California Contracts) below for Contracts issued in California.

The Return of Purchase Payments Death Benefit Rider (the “Rider”) is only available for an additional charge if the oldest Contract Owner or Annuitant is between the ages of 81 to 85 on the Contract Issue Date. This optional Rider allows your Death Benefit Amount, as of the Notice Date, to be the greater of the Contract Value (which will be based on Interim Value(s) if the death benefit is paid from the ILOs before the end of a Term) or the Total Adjusted Purchase Payments. An Owner change may only be elected if the age of any new Owner is 85 years or younger on the effective date of the Owner change (see the Owner Change subsection below).

Purchasing the Rider

You may purchase this optional Rider at the time your application is completed and before your Contract is issued. You may not purchase this Rider after the Contract Issue Date. This Rider may only be purchased if the age of the oldest Owner or Annuitant is between the ages of 81 to 85 on the Contract Issue Date.

Rider Charge

The annual Rider charge of 0.30% is assessed in arrears as a percentage of your Contract Value and deducted each Contract Anniversary proportionately from the Interest Crediting Options in which you are invested. The maximum Rider charge is 1.50%. The current Rider charge of 0.30% will not change after the Rider is issued. The portion of the Rider charge deducted from each of the ILOs on the Contract Anniversary will reduce the Investment Base in the same manner as a withdrawal. Any portion of the Rider charge deducted from a 2-year, 3-year, or 6-year ILO on a Contract Anniversary prior to the Term End Date will trigger an Interim Value Calculation and Adjustment to the Investment Base and Annual Lock Value (if applicable) proportionally, in the same manner as a withdrawal. The deduction of the Rider charge will not be subject to an MVA or surrender charge.

As noted above, the ROP Death Benefit Rider charge may be deducted from the ILOs on a date prior to the Term End Date. The ongoing deduction of the Rider charge on such dates may have an adverse effect on values and benefits under the Contract. If you intend to elect the ROP Death Benefit Rider, you should consult with a financial professional to discuss whether the Rider or this Contract is appropriate for you.

Rider Terms

Total Adjusted Purchase Payments. The sum of all Purchase Payments made to the Contract, reduced by a Pro Rata Reduction for each prior withdrawal, including withdrawals under a withdrawal benefit rider or RMDs. This amount may be adjusted if there is an Owner change.

Pro Rata Reduction. The reduction percentage that is calculated at the time of the withdrawal by dividing the amount of each withdrawal (including any applicable surrender charges and taxes) by the Contract Value immediately prior to the withdrawal. The reduction made, when the Contract Value is less than the Total Adjusted Purchase Payments made into the Contract, may be greater than the actual amount withdrawn. See APPENDIX D — RETURN OF PURCHASE PAYMENTS DEATH BENEFIT RIDER SAMPLE CALCULATIONS for an example and description of how the Pro Rata Reduction is calculated.

How the Rider Works

Upon the death of the first Owner (any Annuitant for Non-Natural Owners), before the Annuity Date, the Death Benefit Amount under this Rider will be equal to the greater of:

• the Contract Value as of the Notice Date, or

• Total Adjusted Purchase Payments as of the Notice Date.

Owner Change

If there is an Owner change to someone other than the previous Owner’s spouse, to a Trust or non-natural entity where the Owner and Annuitant are not the same person prior to the Owner change, or if an Owner is added that is not the Owner’s spouse, the Total Adjusted Purchase Payments will be reset to equal the lesser of:

• the Contract Value as of the effective date of the Owner change (“Change Date”), or

• Total Adjusted Purchase Payments as of the Change Date.

The Total Adjusted Purchase Payments will be reduced by any Pro Rata Reduction for any withdrawals made after the Change Date. An Owner change to a Trust or non-natural entity where the Owner and the Annuitant are the same person prior to the Owner change will not trigger a reset.

Any death benefit paid under this Rider will be paid in accordance with the Death Benefit Proceeds subsection.

See APPENDIX D — RETURN OF PURCHASE PAYMENTS DEATH BENEFIT RIDER SAMPLE CALCULATIONS for

an example of how the death benefit is calculated following an Owner change.

Termination

The Rider will remain in effect until the earlier of:

• the date you reduce your Contract Value to zero through a withdrawal, including a withdrawal or charge under the GLWB Rider,

• when death benefit proceeds become payable under the Contract (except where the spouse of the deceased Owner continues the Contract. See Spousal Continuation above,

• the Contract is terminated in accordance with the provisions of the Contract, or

• the Annuity Date

The Rider may not otherwise be cancelled.

Return of Purchase Payments Death Benefit (California Contracts)

The disclosure below only applies to Contracts issued in California.

This optional Rider allows you to have your Death Benefit Amount, as of the Notice Date, be the greater of the Contract Value or the Total Adjusted Purchase Payments. The Notice Date is the day on which we receive, In Proper Form, proof of death and instructions regarding payment of any death benefit proceeds.

Purchasing the Rider

You may purchase this optional Rider at the time your application is completed and before your Contract is issued. You may not purchase this Rider after the Contract Issue Date. This Rider may only be purchased if the age of the oldest Owner or Annuitant is between the ages of 81 to 85 on the Contract Issue Date.

Rider Charge

The annual Rider charge of 0.30% is assessed in arrears as a percentage of your Contract Value and deducted each Contract Anniversary proportionately from the Interest Crediting Options in which you are invested. The current annual Rider charge of 0.30% will not change after the Rider is issued. The maximum Rider charge is 1.50%. The portion of the Rider charge deducted from each of the ILOs on the Contract Anniversary will reduce the Investment Base in the same manner as a withdrawal. Any portion of the Rider charge deducted from a 2-year, 3-year, or 6-year ILO on a Contract Anniversary prior to the Term End Date will trigger an Interim Value Calculation and Adjustment to the Investment Base and Annual Lock Value (if applicable), proportionally, in the same manner as a withdrawal. The deduction of the Rider charge will not be subject to an MVA or surrender charge.

As noted above, the ROP Death Benefit Rider charge may be deducted from the ILOs on a date prior to the Term End Date. The ongoing deduction of the Rider charge on such dates may have an adverse effect on values and benefits under the Contract. If you intend to elect the ROP Death Benefit Rider, you should consult with a financial professional to discuss whether the Rider or this Contract is appropriate for you.

Rider Terms

Total Adjusted Purchase Payments. The sum of all Purchase Payments made to the Contract, reduced by a Pro Rata Reduction for each prior withdrawal, including withdrawals under a withdrawal benefit rider or RMDs.

Pro Rata Reduction. The reduction percentage that is calculated at the time of the withdrawal by dividing the amount of each withdrawal (including any applicable surrender charges and taxes) by the Contract Value immediately prior to the withdrawal. The reduction made, when the Contract Value is less than the Total Adjusted Purchase Payments made into the Contract, may be greater than the actual amount withdrawn. See APPENDIX D — RETURN OF PURCHASE PAYMENTS DEATH BENEFIT RIDER SAMPLE CALCULATIONS for an example and description of how the Pro Rata Reduction is calculated.

How the Rider Works

Upon the death of the first Annuitant, before the Annuity Date, the Death Benefit Amount under this rider will be equal to the greater of (a) or (b) below:

(a) the Contract Value as of the Notice Date.

(b) Total Adjusted Purchase Payments as of the Notice Date.

Any death benefit paid under this Rider will be paid in accordance with the Death Benefit Proceeds subsection. See the

APPENDIX D — RETURN OF PURCHASE PAYMENTS DEATH BENEFIT RIDER SAMPLE CALCULATIONS for an

example of how the death benefit is calculated.

Termination

The Rider will remain in effect until the earlier of:

• the date you reduce your Contract Value to zero through a withdrawal, including a withdrawal or charge under the GLWB Rider,

• when death benefit proceeds become payable under the Contract (except where the spouse of the deceased Owner continues the Contract. See Spousal Continuation above,

• the Contract is terminated in accordance with the provisions of the Contract, or

• the Annuity Date.

The Rider may not otherwise be cancelled.

Terminal Illness Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Terminal Illness Waiver
Purpose of Benefit [Text Block]		Waives the surrender charge and MVA on withdrawals and surrenders in the event the Contract Owner (or Annuitant) is diagnosed with a Terminal Illness.
Brief Restrictions / Limitations [Text Block]

● Only available during the accumulation phase.

● Withdrawals and surrenders must be made after the 1st Contract Anniversary.

● Contract Owner (or Annuitant) must be diagnosed by a terminal illness as defined by the benefit.

● Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

● Withdrawals and surrenders from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

● Withdrawals may be subject to taxes and tax penalties.

Name of Benefit [Text Block]		Terminal Illness Waiver
Interim Value Calculation and Adjustment [Member]
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		The Interim Value Calculation and Adjustment could result in significant losses if amounts are removed from the ILOs before the end of a Term.
Overview, Transactions Subject to Contract Adjustments [Text Block]

Interim Value Calculation and Adjustment

On any Business Day during the Term after the Term Start Date and before Term End Date, your ILO Value is equal to the Interim Value. Each ILO will have a separate Interim Value. The Interim Value is the amount in the ILO(s) that is available for surrenders (including Free Look surrenders), withdrawals (including Required Minimum Distributions (“RMDs”), free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider), annuitization, and death benefit payments that occur between the beginning of the Term (the “Term Start Date”) and the end of the Term (the “Term End Date”). The Interim Value is also the amount available for exercise of the Performance Lock feature. All of these transactions, if taken during the Term, will be based on Interim Value(s) and will trigger an Interim Value Calculation to your ILO Value and a proportional reduction to your principal investment in the ILO (the “Investment Base”), Annual Lock Value, and death benefit (the “Interim Value Adjustment”).

The Interim Value Calculation and Adjustment could result in significant losses if amounts are removed from the ILOs before the end of a Term. You will not receive an Index-Linked Option Credit or the protection of the Buffer, Dual Direction Buffer, or Floor to mitigate any loss. See FEES, CHARGES, AND ADJUSTMENTS and ACCESS TO YOUR MONEY and for more information about the Interim Value Calculation and Adjustment. If you intend to take ongoing withdrawals or elect features with ongoing deductions, you should consult with a financial professional to discuss any adverse impact of such ongoing withdrawals and deductions and whether this Contract is appropriate for you.

Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]		If you surrender or withdraw value from the ILOs before the Term End Date, your ILO Value will be subject to an Interim Value Calculation and Adjustment, which may be negative. The Interim Value Calculation and Adjustment could result in loss. In extreme circumstances, such losses could be as high as 100%.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]		100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]		For example, if you invest $100,000 in the ILOs available under the Contract, and surrender the entire ILO Value before the end of the Term, you could lose up to $100,000 of your investment.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment		$ 100,000
Key Information, Transactions Subject to Contract Adjustment [Text Block]		This loss will be greater if the amount withdrawn is also subject to surrender charges, an MVA, taxes or tax penalties.
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	[7]	100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]

INTERIM VALUE CALCULATION AND ADJUSTMENT

On any Business Day during the Term after the Term Start Date and before Term End Date, your ILO Value is equal to the Interim Value. Each ILO will have a separate Interim Value. In the initial Term, Subsequent Purchase Payments invested in the same ILO will each constitute a different segment in the initial ILO Term, and each ILO segment will have its own associated Interim Value and Investment Base during the initial Term. The Interim Value is the amount in the ILO that is available for surrenders, withdrawals, annuitization, and death benefit payments that occur between the Term Start Date and the Term End Date, including surrenders (including Free Look surrenders), RMDs, free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider. The Interim Value is also the amount available for exercise of the Performance Lock feature. All of these transactions, if taken during the Term, will be based on Interim Value(s) and will trigger an Interim Value determination (“Interim Value Calculation”) of your ILO Value.

The Interim Value is calculated based on the value of a hypothetical portfolio of derivative financial instruments designed to replicate the value of the ILO if it were held until the end of the Term. We calculate the Interim Value of your investment in each ILO at the end of each Business Day between the Term Start Date and the Term End Date. The Interim Value fluctuates each Business Day independently of your Investment Base or Annual Lock Value (if applicable), and the change, or adjustment, may be positive, negative, or zero compared to the last Business Day, even if the Index has increased in value. Changes to your Interim Value are not directly tied to the performance of the relevant Index, although Index performance impacts your Interim Value. The Interim Value on a given Business Day determines the amount available from that ILO for withdrawals, surrenders, death benefits payments, and annuitization that may occur on that date. If you have multiple ongoing ILOs, the transaction will be based on the Interim Value for some or all of your ILOs. You should understand that the Interim Value for an ILO on a Business Day will not impact your principal investment in the ILO (the Investment Base) or your Annual Lock Value (if applicable) unless a withdrawal, surrender, death benefit payment, or annuitization occurs during the Term on that Business Day. This means that the Interim Value calculated could be less than your investment in the ILO or your Annual Lock Value even if the Index is performing positively, and may be less than the amount you would receive had you held the investment until the end of the Term.

If you take a withdrawal that is based on Interim Value, the withdrawal will reduce the Interim Value of your investment in the ILOs by the amount requested. Any applicable surrender charge, MVA, taxes, and tax penalties will subsequently be deducted from the amount you receive from a withdrawal or surrender. Additionally, the withdrawal will reduce your ILO Investment Base and Annual Lock Value (if applicable) in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and will also proportionately reduce the death benefit (the “Interim Value Adjustment”). The Interim Value Adjustment to the Investment Base, Annual Lock Value, and death benefit may be greater than the dollar amount of the withdrawal, and will reduce the Investment Base and Annual Lock Value for the remainder of the Term. Amounts withdrawn or surrendered will not receive an ILO Credit (or Annual Lock Credit, if applicable). See INDEX-LINKED OPTION VALUE – Annual Lock Index-Linked Options for more information about Annual Lock ILOs.

A negative Interim Value Calculation and Adjustment will decrease the amount available under your Contract in the ILOs for transactions involving withdrawal, surrender, annuitization, and the death benefit. If you use the Performance Lock feature to lock-in an Interim Value that is lower than your Investment Base on the Term Start Date, you will lock-in a loss. See PERFORMANCE LOCK for more information. An Interim Value Calculation and Adjustment will impact your Contract Value (including your Cash Surrender Value, death benefit amount, and amount converted to an Annuity Option), but the Adjustment will not be deducted from the amount you receive if you take a partial withdrawal. You may contact us at our Service Center to obtain your Interim Value(s) for any ILO in which you are invested prior to initiating a transaction, although your Interim Value(s) may change by the time the transaction is executed.

The Interim Values generally reflect less gain and more downside than would otherwise apply at the end of the Term. Additionally, neither the Protection Level nor Crediting Strategy will be applied. As such, when a transaction is processed based on the Interim Value of the ILOs, the Interim Value could reflect less gain or more loss (perhaps significantly less gain or more loss) than would be applied at the end of the Term. This means that there could be significantly less money available under your Contract for withdrawals, surrender, annuitization, and payment of the death benefit during the Term. The Interim Value Calculation and Adjustment may result in a loss even if the Index is performing positively at the time of the transaction, and may be less than the amount you would receive if you held the investment until the end of the Term. The Interim Value Calculation and Adjustment could result in the loss of principal and previously-credited earnings in the Contract, and in extreme circumstances, such losses could be as high as 100%. The maximum loss would occur under extreme circumstances upon a withdrawal or a total surrender of your ILO Value. To avoid an Interim Value Calculation and Adjustment to your ILO Value, you should schedule withdrawals and other transactions to fall on Term End Dates.

Effect of Transactions Based on Interim Value

A reduction in your Interim Value will cause your ILO Value for the remainder of the Term to be lower than if you did not take the withdrawal. Withdrawals based on Interim Value may significantly reduce the value of any gains credited at the end of the Term because the dollar amount of the ILO Credit is calculated based on the Investment Base, which will be reduced proportionately by the withdrawal. The Interim Value Calculation and Adjustment could also result in a loss, and this loss may be greater than the loss that would be incurred on the Term End Date after the application of the Protection Level. The Interim Value Calculation and Adjustment could also result in lower gain than would be credited on the Term End Date after the application of the Crediting Strategy.

Additionally, if you purchase the Income Guard rider, all withdrawals (including guaranteed withdrawal amounts) taken from the ILOs before the end of a Term will be based on Interim Value(s). The Interim Value Calculation and Adjustment, if negative, could result in significant losses. All withdrawals based on Interim Values will also affect the availability of the ROP Death Benefit Rider, perhaps significantly, and/or could terminate the benefit if the Contract is reduced to zero.

While you may exercise the Performance Lock feature after taking a withdrawal during the Term, your Interim Value for the remainder of the Term will generally be lower than if you did not take the withdrawal. The Interim Value that you are able to lock-in with the Performance Lock feature will likely be lower than the Interim Value that would have been possible had you not taken the withdrawal. See PERFORMANCE LOCK for more information.

Ongoing withdrawals and deductions from the ILOs prior to the Term End Date (such as guaranteed withdrawal amounts under the GLWB Rider, rider charges, systematic withdrawals, and/or required minimum distributions) may have an adverse effect on the values and benefits under your Contract. If you intend to take ongoing withdrawals under this Contract or elect features with ongoing deductions, you should consult with a financial professional about whether this Contract is appropriate for you.

Contract Adjustment, Applicable Period [Text Block]		The Interim Value is the amount in the ILO that is available for surrenders, withdrawals, annuitization, and death benefit payments that occur between the Term Start Date and the Term End Date, including surrenders (including Free Look surrenders), RMDs, free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider. The Interim Value is also the amount available for exercise of the Performance Lock feature. All of these transactions, if taken during the Term, will be based on Interim Value(s) and will trigger an Interim Value determination (“Interim Value Calculation”) of your ILO Value.
Contract Adjustment, Applicable Transaction [Text Block]		The Interim Value is the amount in the ILO that is available for surrenders, withdrawals, annuitization, and death benefit payments that occur between the Term Start Date and the Term End Date, including surrenders (including Free Look surrenders), RMDs, free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider. The Interim Value is also the amount available for exercise of the Performance Lock feature. All of these transactions, if taken during the Term, will be based on Interim Value(s) and will trigger an Interim Value determination (“Interim Value Calculation”) of your ILO Value.
Contract Adjustment, Manner Determined [Text Block]

On any Business Day during the Term after the Term Start Date and before Term End Date, your ILO Value is equal to the Interim Value. Each ILO will have a separate Interim Value. In the initial Term, Subsequent Purchase Payments invested in the same ILO will each constitute a different segment in the initial ILO Term, and each ILO segment will have its own associated Interim Value and Investment Base during the initial Term. The Interim Value is the amount in the ILO that is available for surrenders, withdrawals, annuitization, and death benefit payments that occur between the Term Start Date and the Term End Date, including surrenders (including Free Look surrenders), RMDs, free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider. The Interim Value is also the amount available for exercise of the Performance Lock feature. All of these transactions, if taken during the Term, will be based on Interim Value(s) and will trigger an Interim Value determination (“Interim Value Calculation”) of your ILO Value.

Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]		The Interim Value Calculation and Adjustment could also result in a loss, and this loss may be greater than the loss that would be incurred on the Term End Date after the application of the Protection Level.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]		The Interim Value fluctuates each Business Day independently of your Investment Base or Annual Lock Value (if applicable), and the change, or adjustment, may be positive, negative, or zero compared to the last Business Day, even if the Index has increased in value.
Market Value Adjustment [Member]
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		The application of an MVA could result in significant losses if amounts are removed from an Interest Crediting Option or from the Contract before the end of an MVA Term.
Overview, Transactions Subject to Contract Adjustments [Text Block]

Market Value Adjustment

Withdrawals and surrenders from all of the Interest Crediting Options in excess of the annual free withdrawal amount may also be subject to an MVA during the first six Contract Years (the “Initial MVA Term”) and during any subsequent MVA Term that you elect, in addition to surrender charges, taxes and tax penalties. An MVA may apply regardless of when a surrender or withdrawal occurs, including on Term End Dates. An MVA is a positive, negative, or zero adjustment to the withdrawal or surrender amount to reflect the change in market interest rates between the start of the MVA Term and the date of your withdrawal or surrender. The MVA will increase or decrease the amount you receive from a withdrawal or surrender based on the total amount requested. The following transactions will be subject to an

MVA during an MVA Term: (1) surrenders (except for Free Look surrenders), (2) certain optional withdrawals (including Early and Excess Withdrawals under the Income Guard rider), and (3) pre-authorized withdrawals. See FEES, CHARGES, AND ADJUSTMENTS — MARKET VALUE ADJUSTMENT for a list of transactions to which an MVA is not applied. The application of an MVA could result in significant losses if amounts are removed from an Interest Crediting Option or from the Contract before the end of an MVA Term.

Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]		If you surrender or withdraw value from any of the Interest Crediting Options during the Initial MVA Term, or any subsequent MVA Term, the amount withdrawn or surrendered may be subject to an MVA, which may be negative. The application of the MVA could result in loss. In extreme circumstances such losses could be as high as 100% of the amount withdrawn or surrendered from the ILOs.
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]		100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]		For example, if you invest $100,000 in the ILOs during the Initial MVA Term and later surrender the Contract before the first 6 Contract Years have ended, you could lose up to $100,000 of the amount invested in the ILOs.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment		$ 100,000
Key Information, Transactions Subject to Contract Adjustment [Text Block]		This loss will be greater if the amount withdrawn is also subject to surrender charges, taxes, and tax penalties, and your Contract Value is subject to a negative Interim Value Calculation and Adjustment.
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	[8]	100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]

MARKET VALUE ADJUSTMENT

Withdrawals and surrenders from all of the Interest Crediting Options, including the Fixed Account Option, in excess of the annual free withdrawal amount may be subject to an MVA during the first six Contract Years (the “Initial MVA Term”) and during any subsequent MVA Term that you elect, in addition to surrender charges, taxes and tax penalties. An MVA may apply regardless of when a surrender or withdrawal occurs, including on a Term End Date. An MVA is a positive, negative, or zero dollar adjustment to the withdrawal or surrender amount to reflect the change in market interest rates between the start of the MVA Term and the date of your withdrawal or surrender. The following transactions will be subject to an MVA during an MVA Term: (1) surrenders (except for Free Look surrenders), (2) certain optional withdrawals (including Early and Excess Withdrawals under the Income Guard rider), and (3) pre-authorized withdrawals. See the list below, and ACCESS TO YOUR MONEY —WITHDRAWALS AND SURRENDERS — Withdrawals Free of a Surrender Charge and Market Value Adjustment for information regarding the withdrawals and surrenders that are not subject to an MVA.

The MVA will increase or decrease the amount you receive from a withdrawal or surrender based on the total amount requested. The positive or negative MVA is subtracted from the gross withdrawal or surrender amount, in addition to surrender charges and taxes. If the MVA is positive, it will decrease the amount you receive from a withdrawal or surrender, and if the MVA is negative, it will increase the amount you receive from a withdrawal or surrender. If the MVA is zero, it will not affect the amount of the withdrawal or surrender. The application of a positive MVA could result in a reduction in the amount you receive from a withdrawal or surrender and in extreme circumstances, such losses could be as high as 100% of the amount withdrawn or surrendered from the ILOs. The maximum loss would only occur under extreme circumstances upon a withdrawal or total surrender of the Contract and interest rates have risen dramatically between the beginning of the MVA Term to the time that you take the surrender. An MVA does not otherwise affect your Contract Value remaining in the Contract after a partial withdrawal or the death benefit amount.

MVA Terms run consecutively in 6-year increments. During the first 6 Contract Years, your Contract is automatically subject to the Initial MVA Term, regardless of the Interest Crediting Options you choose. After the Initial MVA Term, you will have the option to renew the MVA Term. If you decline to renew an MVA Term, you will not be permitted to elect future MVA Terms. We will send you a notice 30 days prior to the end of the Initial MVA Term, regardless of your current ILO selections, permitting you to renew the MVA Term. At the end of an MVA Term, if you do not renew the MVA Term, an MVA will no longer be applied to amounts withdrawn or surrendered from the Contract.

You may only invest in a 6-year ILO Term at the beginning of an MVA Term. This means that within the first 6 Contract Years, you may only invest all or a portion of your Contract Value into a 6-year ILO Term at the beginning of the Initial MVA Term, which will be on the Contract Issue Date. If you do not invest at least a portion of your Contract Value into a 6-year ILO on the Contract Issue Date, you will be unable to invest in another 6-year ILO Term until the beginning of the next MVA Term, which will be the 6th Contract Anniversary. At the end of the Initial MVA Term, you must renew the MVA Term to continue to be able to invest in 6-year ILOs. If you did not invest any portion of your Contract Value into a 6-year ILO on the Contract Issue Date for the Initial MVA Term, you will still be able to elect to renew the MVA Term and allocate all or a portion of your Contract Value into a 6-year ILO at the start of the renewed MVA Term, which will fall on a Contract Anniversary. If you decline to renew any MVA Term after the Initial MVA Term, you will be unable to invest in 6-year ILOs for investment for the remainder of the time that you own the Contract. However, 1-year ILOs and the Fixed Account will remain available for transfers and reallocations, and effective June 1, 2026, 2-year and 3-year ILO Terms will also become available for Purchase Payments and future renewal allocations by new Contract Owners and renewal allocations by existing Contract Owners. This means that you may only invest in 6-year ILOs every 6 Contract Years on the Contract Anniversary, and only if you elect to renew the MVA Term every 6 Contract Years. In order to preserve the ability to invest in 6-year ILOs in the future, you must renew the MVA Term every 6 Contract Years, even if you do not invest any portion of your Contract Value into a 6-year ILO during a particular MVA Term. The MVA may not apply in all states. See APPENDIX E: STATE VARIATIONS.

Additionally, the renewal Crediting Strategy rates declared for a Subsequent Term will vary if the MVA Term is renewed. In general, these renewal Crediting Rates will be higher if the MVA Term is renewed, and lower if the MVA Term is not renewed. When deciding whether or not to renew the MVA Term, consider the potential negative adjustment to withdrawal and surrender amounts when the MVA is applied, the effect of the MVA Term on renewal Crediting Strategy rates, and the ability to invest in available 6-year ILO Terms for the remainder of the time that you own the Contract.

No MVA is imposed on the following withdrawals and surrenders. These transactions are also not subject to surrender charges. These transactions may still be subject to taxes, tax penalties, and an Interim Value Calculation and Adjustment if taken from the ILOs before the end of a Term:

• cancellations of the Contract during the Free Look period. See RIGHT TO CANCEL (“FREE LOOK”);

• the annual free withdrawal amount. See ACCESS TO YOUR MONEY — WITHDRAWALS AND SURRENDERS — Withdrawals Free of a Surrender Charge and Market Value Adjustment;

• withdrawals and surrenders after an MVA Term if the MVA Term is not renewed;

• death benefit proceeds;

• amounts converted to an Annuity Option. See ANNUITIZATION — CHOOSING YOUR ANNUITY OPTION;

• withdrawals by Owners to meet the RMD rules (Owners must be enrolled in Pacific Life’s RMD program) for IRAs and Qualified Contracts as they apply to amounts held under the Contract (including any new Inherited Qualified Contracts);

• withdrawals and surrenders after the 1st Contract Anniversary under the Terminal Illness Waiver. See SURRENDER CHARGE — Terminal Illness Waiver;

• withdrawals and surrenders after 90 calendar days from the Contract Issue Date under the Nursing Home Waiver. See SURRENDER CHARGE — Nursing Home Waiver;

• Rider charges; and

• Compliant Withdrawals under the GLWB Rider, if elected. Please see INCOME GUARD — WITHDRAWALS for more information.

Contract Adjustment, Maximum Potential Loss [Percent]		100.00%
Contract Adjustment, Applicable Transaction [Text Block]		The following transactions will be subject to an MVA during an MVA Term: (1) surrenders (except for Free Look surrenders), (2) certain optional withdrawals (including Early and Excess Withdrawals under the Income Guard rider), and (3) pre-authorized withdrawals.
Contract Adjustment, Waiver Circumstances [Text Block]

• withdrawals and surrenders after the 1st Contract Anniversary under the Terminal Illness Waiver. See SURRENDER CHARGE — Terminal Illness Waiver;

• withdrawals and surrenders after 90 calendar days from the Contract Issue Date under the Nursing Home Waiver. See SURRENDER CHARGE — Nursing Home Waiver;

Contract Adjustment, Manner Determined [Text Block]

Market Value Adjustment Determination

The MVA is based on the change in market interest rates between the Contract Issue Date and the date of your withdrawal or surrender. We apply an MVA to protect the Company from risks related to the value of the fixed investment instruments supporting the Contract guarantees if amounts are withdrawn prematurely. The MVA shifts this risk from the Company to Contract Owners.

We use the average price of the JP Morgan 5-Year U.S. Liquid Index, and the 7-Year U.S. Liquid Index rates to measure the change in market interest rates. The Indexes are comprised of publicly-traded USD-denominated investment grade and corporate bonds issued by U.S. and international corporations that are rated BBB- or better, and have an approximate 5 or 7-year maturity, respectively. Current-day prices of the JP Morgan 5-Year and 7-Year U.S. Liquid Indexes will be publicly available on our website at www.annuities.pacificlife.com/jpmorgan-indices.html, although prices may change by the time your transaction is executed.

To determine the dollar value of the MVA applied to your withdrawal or surrender amount, we use a specific formula that takes into account the average price of the JP Morgan 5-Year U.S. Liquid Index, and the 7-Year U.S. Liquid Index rates, the time remaining in the current MVA Term, the sum of the total withdrawal from the Fixed Account Option and each ILO Investment Base, and any remaining annual free withdrawal amount. The result yields the dollar amount of the MVA subtracted from the gross withdrawal or surrender amount, which can be positive, negative, or equal to zero. Please see the examples in the Statement of Additional Information (“SAI”) for detailed demonstrations of how we calculate the MVA in various scenarios.

Generally, if the average of the JP Morgan 5-Year U.S. Liquid Index and JP Morgan 7-Year U.S. Liquid Index price has increased as of the withdrawal or surrender date over the level at the start of the MVA Term, the MVA will be positive and will decrease the amount you receive from a withdrawal or surrender. Conversely, if the average of the JP Morgan 5-Year U.S. Liquid Index and JP Morgan 7-Year U.S. Liquid Index price has decreased as of the withdrawal or surrender date from their levels at the start of the MVA Term, the MVA will be negative and will increase the amount you receive from a withdrawal or surrender.

Discontinuation of or Substantial Change in the JP Morgan 5-Year U.S. Liquid Index or JP Morgan 7-Year U.S. Liquid Index. If the JP Morgan 5-Year U.S. Liquid Index or JP Morgan 7-Year U.S. Liquid Index prices are no longer available to us, or if the manner in which the prices are determined is substantially changed, we will substitute an equivalent Index(es), subject to prior approval by the insurance regulatory authority of the state in which this Contract is delivered. We will send you a notice describing the substitution prior to the date it becomes effective.

Contract Adjustment, Effect on Value and Benefits [Text Block]

The MVA will increase or decrease the amount you receive from a withdrawal or surrender based on the total amount requested. The positive or negative MVA is subtracted from the gross withdrawal or surrender amount, in addition to surrender charges and taxes. If the MVA is positive, it will decrease the amount you receive from a withdrawal or surrender, and if the MVA is negative, it will increase the amount you receive from a withdrawal or surrender. If the MVA is zero, it will not affect the amount of the withdrawal or surrender. The application of a positive MVA could result in a reduction in the amount you receive from a withdrawal or surrender and in extreme circumstances, such losses could be as high as 100% of the amount withdrawn or surrendered from the ILOs. The maximum loss would only occur under extreme circumstances upon a withdrawal or total surrender of the Contract and interest rates have risen dramatically between the beginning of the MVA Term to the time that you take the surrender. An MVA does not otherwise affect your Contract Value remaining in the Contract after a partial withdrawal or the death benefit amount.

Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]		Withdrawals and surrenders from all of the Interest Crediting Options, including the Fixed Account Option, in excess of the annual free withdrawal amount may be subject to an MVA during the first six Contract Years (the “Initial MVA Term”) and during any subsequent MVA Term that you elect, in addition to surrender charges, taxes and tax penalties.
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is There a Risk of Loss from Poor Performance?

Yes. You can lose money by investing in the Contract, including 100% loss of principal investment and any previously-credited earnings in the Contract.

• For Contracts issued prior to June 1, 2026, if you invest in an ILO with a Buffer (including the Dual Direction Buffer), depending on the Buffer or Dual Direction Buffer rate of the ILO(s) in which you invest, your potential losses at the end of a Term due to negative Index performance are currently limited to a maximum of 80 to 90% of your investment in the ILO for that Term.

• For Contracts issued on or after June 1, 2026, if you invest in an ILO with a Buffer (including the Dual Direction Buffer), depending on the Buffer or Dual Direction Buffer rate of the ILO(s) in which you invest, your potential losses at the end of a Term due to negative Index performance are currently limited to a maximum of 0% to almost 100% of your investment in the ILO for that Term.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

INVESTING IN THE CONTRACT

• If you invest in an ILO with a Floor, your potential losses at the end of a Term due to negative Index performance are limited to a maximum of 10% of your investment in the ILO for that Term. Effective June 1, 2026, ILOs with a Floor Protection Level will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners.

• Cumulative loss over the life of the Contract could be much greater than the guaranteed maximum loss for any single ILO Term.

• The 1-year S&P 500® with Cap and 10% Buffer ILO, in addition to the Fixed Account Option, will always be available under your Contract. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Floor Rate or Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer.

• In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level.

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

RISK OF LOSS

This Contract is unsuitable as a short-term savings vehicle. You can lose money by investing in this Contract, including loss of a substantial portion or all of your principal investment and any previously-credited earnings in the Contract despite the Protection Levels. Additionally, positive interest credited to your ILO Value will be limited to the extent the Index Return exceeds the Cap, Annual Lock Cap, or Performance Triggered Rate, or if the Participation Rate is less than 100%, as applicable. Each Interest Crediting Option, including the Fixed Account Option, has its own unique risks. You should review and understand the Interest Crediting Options before making an investment decision.

You may experience significant negative returns under the Contract due to the poor investment performance of the ILOs you select (even with downside protection offered by the Protection Levels), the timing of any transactions you request, such as withdrawals and transfers, and any fees and adjustments associated with those transactions. The Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

The Protection Level of each ILO may limit the amount of negative Index Return used in calculating the interest credited to your ILO Value at the end of each Term or applied to your Annual Lock Value at the end of an Annual Lock Period (if applicable). You can still incur losses even with the application of a Protection Level unless you elect an ILO with a Buffer Protection Level of 100%. There are three types of Protection Levels that we use to limit negative Index Returns: Buffer Rates, Dual Direction Buffer Rates, and Floors. For Contracts issued prior to June 1, 2026, if you invest in an ILO with a Buffer (including the Dual Direction Buffer), depending on the Buffer or Dual Direction Buffer rate of the ILO(s) in which you invest, your potential losses at the end of a Term due to negative Index performance are currently limited to a maximum of 80 to 90% of your investment in the ILO for that Term. For Contracts issued on or after June 1, 2026, if you invest in an ILO with a Buffer (including the Dual Direction Buffer), depending on the Buffer or Dual Direction Buffer rate of the ILO(s) in which you invest, your potential losses at the end of a Term due to negative Index performance are currently limited to a maximum of 0% to almost 100% of your investment in the ILO for that Term. If you invest in an ILO with a Floor (not available for Purchase Payments or renewal allocations beginning on June 1, 2026), your potential losses at the end of a Term due to negative Index performance are limited to a maximum of 10% of your investment in the ILO for that Term. Cumulative loss over the life of the Contract could be much greater than the maximum loss for any single ILO Term.

The 1-year S&P 500® with Cap and 10% Buffer ILO, and the Fixed Account Option, will always be available under your Contract. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level.

If you take a surrender or withdraw money from an ILO during a Term (including full surrenders, Free Look surrenders, RMDs, free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider), a death benefit is paid, or you annuitize the Contract before the Term End Date, the ILO Value available for the transaction will be your Interim Value. The Protection Level does not protect the Interim Value from negative Index performance during the Term. The Interim Value calculated may result in a loss even if the Index is performing positively at the time of the transaction, and may be less than the amount you would receive had you held the investment until the end of the Term after the application of the Protection Level. The Interim Value Calculation and Adjustment could result in the loss of principal and previously-credited earnings in the Contract, and in extreme circumstances, such losses could be as high as 100%. The Protection Levels also do not limit losses from surrender charges, MVAs, and taxes, which could result in greater loss of principal or previously credited earnings in the Contract even if investment performance has been positive. Any potential for gain should be carefully weighed against the risk of loss.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is this a Short-Term Investment?

No. The Contract is not a short-term investment, and is not appropriate for you if you need ready access to cash. The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long-term investment horizon.

• Withdrawals and surrenders from the Contract may be subject to surrender charges, taxes, and tax penalties. Amounts withdrawn or surrendered from any of the Interest Crediting Options before the end of an MVA Term may result in a negative MVA. Amounts withdrawn or surrendered from the ILOs before the end of a Term may also result in a negative Interim Value Calculation and Adjustment to your ILO Value, and the loss of positive Index performance.

• Withdrawals will reduce the death benefit and your Contract Value, perhaps significantly. Transactions that are based on Interim Value will reduce the Interim Value of your investment in the ILOs by the amount of the withdrawal. Additionally, the transaction will reduce your ILO Investment Base in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and will also proportionately reduce the death benefit, and Annual Lock Value when applicable. The proportionate reduction in the Investment Base, Annual Lock Value, and death benefit may be greater than the dollar amount of the withdrawal. Such reduction will reduce your Investment Base and Annual Lock Value for the remainder of the Term, and may significantly reduce any amount credited at the end of the Term.

• At the end of each Term, on the Term End Date (which will fall on a Contract Anniversary), your Contract Value will be transferred or reallocated among the available Interest Crediting Options for a new Term, according to your transfer instructions.

• If we do not receive transfer instructions from you prior to the close of Business on the Term End Date, we will automatically reallocate or transfer your Contract Value according to the following procedures. Amounts that we automatically reallocate or transfer among the ILOs in the absence of transfer instructions cannot be transferred until the next Term End Date or Contract Anniversary if the amount is invested in the Fixed Account. Any Contract Value in an expiring 1-year, 2-year or 3-year ILO will remain in its current allocation for the next Term, subject to the renewal Crediting Strategy Rates declared for that Term, as long as that ILO remains available for investment.

• If that ILO is not available for investment for a Subsequent Term, the Contract Value in that ILO will automatically be transferred to the Fixed Account Option, subject to the renewal Guaranteed Rate.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

TRANSFERS AND REALLOCATIONS

FEES, CHARGES, AND ADJUSTMENTS

• Any Contract Value in an expiring 6-year ILO will remain in its current allocation for the next 6-year Term, subject to the renewal Crediting Strategy Rates declared for that Term, as long as that ILO remains available and the MVA Term is renewed.

If that ILO that is not available for investment for a Subsequent Term, or if you do not renew the MVA Term, the Contract Value in that ILO will automatically be transferred to the corresponding 1-year ILO (i.e., a 1-year ILO with the same reference Index, Crediting Strategy and Protection Level, and Protection Level rate), subject to the renewal Crediting Strategy Rates declared for that ILO. If the corresponding 1-year ILO is not available for investment, the Contract Value in the expiring 6-year ILO will automatically be transferred to the Fixed Account Option, subject to the renewal Guaranteed Rate.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the ILOs available under the Contract that you select. Each investment option, referred to as an “Interest Crediting Option” (including the Fixed Account Option) in this prospectus, will have its own unique risks. You should review and understand the available Interest Crediting Options before making investment decisions.

The applicable Crediting Strategy of each ILO will limit positive Index Returns (e.g., limited upside). This may result in you earning less than the Index Return. For example:

• Cap Rate. If the Cap Rate of the ILO is 15%, and the Index Return is 20% on the Term End Date, we will credit your ILO Value with 15% (the Cap Rate).

• Annual Lock Cap Rate. If the Annual Lock Cap Rate of the ILO is 15%, and the Index Return is 20% for the Annual Lock Period, we will credit your Annual Lock Value with 15% (the Cap Rate).

• Performance Mix with Participation Rate. If the Participation Rate of the ILO is 90%, and the combined Index Return is 20%, we will credit your ILO Value with 18% (0.20 x 90%).

• Performance Mix with Participation Rate and Cap Rate. If the Participation Rate of the ILO is 100% the Cap Rate is 80%, and the combined Index Return is 75%, we will credit your ILO Value with 75% (0.75 x 100%), which is below the Cap Rate of 80%. If the Participation Rate is 100%, the Cap Rate is 80%, and the combined Index Return is 85%, we will credit your ILO Value with 80% (0.85 x 100% = 85%, which is reduced to the Cap Rate of 80%).

• Tiered Participation Rate. If the Tiered Participation Rate for the ILO includes the following values: Tier 1 Participation Rate — 100%; Tier 2 Participation Rate — 125%; Tier Level — 25%; and the Index Return is 40%, we will credit your ILO Value with 43.75% ((1.00 x 25%) + (40% – 25%) x 1.25).

• Tiered Participation Rate with Cap Rate. If the Tiered Participation Rate for the ILO includes the following values: Tier 1 Participation Rate — 100%; Tier 2 Participation Rate — 125%; Tier Level — 25% with a Cap Rate of 80%; and the Index Return is 60%, we will credit your ILO Value with 68.75% ((1.00 x 25%) + ((60% – 25%) x 1.25)) = 68.75% which is below the Cap Rate of 80%. If the Index Return is 75%, we will credit your ILO Value with 80% ((1.00 x 25%) + ((75% – 25%) x 1.25)) = 87.50% which is reduced to the Cap Rate of 80%.

• Performance Triggered Rate (not available for Purchase Payments or renewal allocations beginning June 1, 2026). If the Performance Triggered Rate of the ILO is 15%, and the Index Return is 0%, 5%, or 25%, in each circumstance, we will credit your ILO Value with 15% (the Performance Triggered Rate).

The applicable Protection Level of each ILO (i.e., the Buffer Rate, Dual-Direction Buffer Rate, or Floor Rate) will limit negative Index Returns (e.g., limited protection in the case

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

INVESTING IN THE CONTRACT

of market decline). For example:

• Buffer Rate. If the Buffer Rate of the ILO is 15%, and the Index Return is -20%, we will credit your ILO Value with -5% (the amount of the negative Index Return that exceeds the Buffer Rate).

If the Buffer Rate of the ILO is 100% and the Index Return is -20% on the Term End Date, we will credit your ILO Value with 0% since the negative Index Return does not exceed the Buffer Rate.

For the Annual Lock Cap Rate strategy, if the Buffer Rate is 10% and the Index Return is -15% at the end of an Annual Lock Period, we will credit the Annual Lock Value with -5% (the amount of the negative Index Return that exceeds the Buffer Rate).

• Dual-Direction Buffer Rate. If the Dual Direction Buffer Rate of the ILO is 15%, and the Index Return is -15%, we will credit your ILO Value with 15% (the absolute value of the negative Index Return up to the Dual Direction Buffer Rate). The Dual Direction Buffer is only offered with the Cap Rate with Dual Direction Buffer Crediting Strategy, and the positive interest credited by the Dual Direction Buffer may exceed the Cap Rate.

If the Dual Direction Buffer Rate of the ILO is 15%, and the Index Return is -20%, we will credit your ILO Value with -5% (the amount of the negative Index Return that exceeds the Dual Direction Buffer Rate).

• Floor Rate (not available for Purchase Payments or renewal allocations beginning June 1, 2026). If the Floor Rate of the ILO is -10%, and the Index Return is -20% and we will credit your ILO Value with -10% (the Floor Rate).

Each Index underlying the ILOs is a price return index, not a total return index, and therefore its performance does not reflect any dividends or distributions paid by the Index’s component companies. Additionally, the First Trust Growth Strength Net Fee Index deducts a fee when calculating Index performance. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Related to the Insurance Company?

Investment in the Contract is subject to the risks related to Pacific Life. Any obligations (including under the Fixed Account Option and the ILOs), guarantees, or benefits of the Contract are subject to our claims-paying ability and financial strength. Information about Pacific Life, including its applicable financial strength ratings, is available upon request by contacting our Service Center.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

PACIFIC LIFE INSURANCE COMPANY AND THE GENERAL ACCOUNT

AVAILABILITY OF INDEXES AND INDEX-LINKED OPTIONS [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

AVAILABILITY OF INDEXES AND INDEX-LINKED OPTIONS

We reserve the right to add or remove an ILO or Index, subject to applicable regulatory approvals. We reserve the right to stop offering any of the ILOs to new and existing Contracts, and to close any of the ILOs to new transfers at the end of a Term. We may change the Crediting Strategy rates and Protection Level rates subject to the stated Minimum Limit on Index Gain or maximum rates. There is no guarantee that a particular ILO will be available during the entire time that you own your Contract. If we decide to discontinue offering any ILOs or Indexes, we will amend this Prospectus. An ILO that is currently available may not be available for transfers from other Interest Crediting Options or reallocations of Contract Value into the same ILO for a new Term, or may be closed to new Contract issues. If you reallocate into the same ILO for a consecutive Term, the ILO’s underlying Index or features may have changed, or the ILO may no longer be available for investment. If your desired ILO is not available for investment, and you do not provide timely transfer instructions to us, you could be automatically reallocated into a default ILO, or the Fixed Account, which may not be acceptable to you. The 1-year S&P 500® with Cap and 10% Buffer ILO, in addition to the Fixed Account Option, will always be available under your Contract. The Cap Rate for this ILO is subject to a Minimum Limit on Index Gain of 2% for the life of this Contract.

We reserve the right to stop offering all but one ILO (the 1-year S&P 500® with Cap and 10% Buffer ILO) in addition to the Fixed Account Option. In the future, this means that we may not offer ILOs with any other Protection Level other than a 10% Buffer and any other Crediting Strategy other than a Cap Rate. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. Effective June 1, 2026, ILOs with Floor Protection Levels will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners. If we stop offering all but one ILO (the 1-year S&P 500® with Cap and 10% Buffer ILO), you will be limited to investing in only one ILO and the Fixed Account Option. The terms and features of that ILO may not meet your investment objectives or be suitable for your financial goals, and this Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer. In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level. If you are not satisfied with the available ILOs, you may choose to surrender your Contract, but you may be subject to surrender charges, an MVA, taxes, and tax penalties, and the calculation of the surrender amount based on Interim Value if the surrender is made before the end of a Term. If you purchase another retirement vehicle, it may have different features, fees, and risks than the Contract. Discuss with your financial professional whether the Contract is appropriate for you given our right to make such changes to the available ILOs.

If we add or remove an Index (as opposed to replacing an Index with another Index), the changes will not be effective for your Contract until the start of the next Term. We may remove or replace an Index if it is discontinued, if the calculation of the Index is substantially changed by the Index provider, if Index values become unavailable for any reason, if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if its investment objectives, strategies, or risks substantially change. The new Index may not be desirable to you. If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the original Index, however, the performance of the new Index may differ from the original Index. The Index Return for the new Index will be utilized when determining the ILO Credit on the Term End Date even if the Index is substituted near the end of the Term. This may negatively affect the interest that you earn during that Term. You may receive a greater loss or lower gain than if we continue to use the original Index for the entire Term. We may replace an Index at any time during a Term. If we replace an Index during a Term, the ILO Crediting Strategy and Protection Level will not change. We will notify you in writing prior to replacing an Index. You will have no right to reject the replacement of an Index, and you will not be permitted to transfer ILO Value until the end of a Term even if we replace the Index during the Term. If we substitute an Index and you do not wish to remain invested in the relevant ILO for the remainder of the Term, your only options will be to withdraw the ILO Value or surrender the Contract, or exercise the Performance Lock feature and transfer your ILO Value on the next Contract Anniversary. All of these options will trigger an Interim Value Calculation, and taking a withdrawal or surrender may cause you to incur surrender charges, an MVA, taxes, and tax penalties.

CREDITING STRATEGY & PROTECTION LEVEL RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

CREDITING STRATEGY & PROTECTION LEVEL RISK

ILOs

Each ILO has an applicable Crediting Strategy and Protection Level that determines the positive, negative, or zero interest rate applied to your ILO Investment Base or Annual Lock Value (if applicable) at the end of each Term or Annual Lock Period (the “Adjusted Index Return”). For Point to Point ILOs, the Crediting Strategy and Protection Level only apply on the Term End Date. For Annual Lock ILOs, the Crediting Strategy and Protection Level apply annually to determine the Annual Lock Value at the end of each Annual Lock Period.

Crediting Strategy Risk

If you invest the ILOs, positive Index Returns may be limited based on the applicable Crediting Strategy of each ILO. The Crediting Strategies may therefore limit any positive ILO Credit that may be applied to your Investment Base for a given Term. Because of the application of the Crediting Strategy, the Adjusted Index Return for a Term or Annual Lock Period may be less than the positive Index Return.

The Crediting Strategies benefit us because they limit the amount of positive interest that we may be obligated to credit for any Term. We set the Crediting Strategy rates each Term in our discretion, however, they will never be less than the Minimum Limits on Index Gain set forth in this Prospectus. You bear the risk that we will not set the Crediting Strategy rates higher than these minimums.

Initial and renewal Crediting Strategy rates may vary depending on the Index, market conditions, Crediting Strategy type, Protection Level, Term length, election to renew the MVA Term, or the election of the Income Guard rider. Please note that Crediting Strategy rates for Owners who elect the Income Guard will typically be equal to Crediting Strategy rates for Owners who do not elect the benefit. However, Crediting Strategy rates may be lower for Income Guard Owners. Additionally, renewal Crediting Rates will typically be higher if the MVA Term is renewed, and lower if the MVA Term is not renewed.

Annual Lock Risk

If you have elected the 6-Year ILO with the Annual Lock Cap Rate, and the Annual Lock Credit is negative at the end of an Annual Lock Period, your Annual Lock Value will be reduced by the amount of the Annual Lock Credit and you will lock-in any loss for that Annual Lock Period. Likewise, if the Annual Lock Credit is positive for an Annual Lock Period, you will lock-in any gain. Even if you receive a positive Annual Lock Credit for one or more Annual Lock Periods during the Term, your overall Annual Lock Value may still be reduced by the end of the Term by any negative Annual Lock Credit you may receive for other Annual Lock Periods during that Term. Because the ILO Credit is determined at the end of the Term by subtracting the Investment Base from the final Annual Lock Value, a lower Annual Lock Value may result in a lower or negative ILO Credit at the end of the Term.

Because of the cumulative impact of the Annual Lock, if you incur a loss during one Annual Lock Period during a Term, it will reduce the Annual Lock Value for the next Annual Lock Period during the Term, which will reduce the value of any positive Annual Lock Credit. A reduced Annual Lock Value will ultimately reduce the value of any positive ILO Credit at the end of the Term, or result in a negative ILO Credit. In a continuing down market, over multiple years, cumulative losses could exceed the protection provided by the Buffer for any single Annual Lock Period and you could lose nearly 100% of your ILO Value for the Term. For example, if the Buffer is 10%, in a continuing down market, you could lose more than 90% of your investment over several Annual Lock Periods.

The Annual Lock Value is not available to you. Your ILO Value is the Interim Value until the Term End Date. If you take a withdrawal from an Annual Lock ILO prior to the end of the Term, your withdrawal will be based on the Interim Value on the date of the withdrawal, and not the gains or losses locked-in for the completed Annual Lock Periods during the Term. The Interim Value may be less than the Annual Lock Value even if the Index is performing positively. Any gains or losses reflected in your Annual Lock Value are not locked in or credited to your Investment Base until the Term End Date when the ILO Credit is applied. Additionally, any withdrawal taken prior to the end of the Term will reduce the Investment Base and Annual Lock Value proportionally and may significantly reduce any positive ILO Credit at the end of the Term. You should consult with your financial professional about the appropriateness of taking withdrawals under the ILO before the end of a Term.

Cap Rates, Annual Lock Cap Rates, and Performance Triggered Rates. Positive interest credited to your ILO Value will be limited to the extent the Index Return exceeds the Cap, Annual Lock Cap, or Performance Triggered Rate. If you allocate Contract Value to an ILO with a Cap Rate (including the Cap Rate with Dual Direction Buffer, Performance Mix with Participation Rate and Cap Rate, and Tiered Participation Rate with Cap Rate), Annual Lock Cap Rate, or a Performance Triggered Rate, the highest possible Adjusted Index Return that you may earn for a given Term or Annual Lock Period is the Cap Rate, Annual Lock Cap Rate, or the Performance Triggered Rate. The Performance Triggered Rate credits a fixed rate of interest to your ILO Investment Base on the Term End Date if the Index Return is greater than or equal to zero, and the Cap Rate or Annual Cap Rate is the maximum amount of positive interest that may be credited to your Investment Base on the Term End Date or to the Annual Lock Value at the end of an Annual Lock Period. As a result, you will only be credited with a maximum amount of interest even if the positive Index Return is much greater than that rate. Additionally, Cap Rates for ILOs with multi-year Terms (excluding the Annual Lock Cap Rate ILOs) apply on a Point to Point basis. This means that the Cap Rate is applied to the Index Return for the entire Term, not on an annual basis. The Annual Lock Cap Rate is applied annually at the end of each Annual Lock Period. Effective June 1, 2026, ILOs with a Performance Triggered Rate Crediting Strategy will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners.

Participation Rates and Tiered Participation Rates. If you allocate Contract Value to an ILO with a Participation Rate or Tiered Participation Rate, the Crediting Strategy may limit your participation in any positive Index Return. For Contracts issued prior to June 1, 2026, a Participation Rate or Tiered Participation Rate below 100% will reduce the percentage portion of the positive Index Return credited to your Investment Base at the end of the Term. For Contracts issued on or after June 1, 2026, the available ILOs will have a Participation Rate or Tiered Participation Rate of at least 100%. For multi-year Terms, the Participation Rate and Tiered Participation Rates apply on a Point to Point basis. This means that the Participation Rate or Tiered Participation Rate is applied to the Index Return for the entire Term, not on an annual basis.

Protection Level Risk

Negative Index Returns may be limited by the applicable Protection Level for each ILO. Other than the 100% Buffer on the Term End Date, Protection Levels may provide only limited protection against negative Index performance. You may lose money. When you invest Contract Value in the ILOs, you bear the risk that negative Index performance may cause the Adjusted Index Return to be negative even after the application of the Protection Level. This would result in a negative ILO Credit and reduce your Investment Base by the amount of the ILO Credit. Additionally, the Protection Level may only provide downside protection only on the Term End Date, so your exposure to negative Index performance during a Term is greatest before the Term End Date.

There are three types of Protection Levels that we use to limit negative Index Returns: Buffer Rates, Dual Direction Buffer Rates, and Floors. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual

Direction Buffer. Effective June 1, 2026, ILOs with a Floor Protection Level will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners. This Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer.

Protection Levels for ILOs with multi-year Terms apply on a Point to Point basis (excluding Annual Lock ILOs). This means that the Buffer or Dual Direction Buffer is applied to the Index Return for the entire Term, and not on an annual basis. Annual Lock ILOs will apply the Buffer Protection Level on an annual basis at the end of each Annual Lock Period during the Term, although any gains or losses are not locked in or credited to your Investment Base until the Term End Date when the ILO Credit is applied. For each ILO, the Protection Level (e.g. Buffer, Dual Direction Buffer, or Floor) is set at Contract issue and will never change in future Contract Years as long as we continue to offer that ILO.

We set Protection Level rates for each ILO at our discretion. Protection Level rates declared for future ILOs under this Contact may vary depending on the Index, market conditions, Crediting Strategy, and rates, the type of Protection Level, and the Term length. Assuming the same Index and Term length, an ILO that provides more protection from Index losses will generally tend to have less potential for Index gains; conversely, an ILO that provides less protection from Index losses will generally tend to have more potential for Index gains.

Dual Direction Buffer Rates, Buffer Rates and Floors. The risk of loss may be greater with a Buffer ILO (including the Dual Direction Buffer) than a Floor ILO during times of steep market decline. Unless a 100% Buffer ILO is elected, if there is a steep negative Index Return, and two ILOs offer identical rates for the Buffer (or Dual Direction Buffer) and Floor, the risk of loss is substantially higher on a Buffer or Dual Direction Buffer ILO than a Floor ILO where the Buffer or Dual Direction Buffer Rate and the Floor Rate are identical. For example, if the Index Return is -30%, and the Buffer Rate or Dual Direction Buffer Rate is 10%, your Adjusted Index Return will be -20% (the amount that the negative Index Return exceeds the Buffer or Dual Direction Buffer Rate). However, if the Floor Rate is -10%, your Adjusted Index Return will only be -10% (the negative Index Return up to the -10% Floor Rate). Effective June 1, 2026, ILOs with a Floor Protection Level will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners. For Contracts issued on or after June 1, 2026, ILOs with a Buffer Rate of 100% will be available for Purchase Payments and renewal allocations, offering full protection on the Term End Date in the event of market decline.

Dual Direction Buffer. Because the absolute value of any negative Index Return up and including the Dual Direction Buffer Rate will be credited to your Investment Base as positive interest, a negative Index Return on the Term End Date that is slightly below or slightly above the Dual Direction Buffer Rate can result in very different ILO Credits. You will receive positive interest if the negative Index Return does not exceed the Dual Direction Buffer Rate, and you will receive negative interest if the negative Index Return exceeds the Dual Direction Buffer Rate on the Term End Date. Any negative Index Return in excess of the Dual Direction Buffer Rate will result in negative interest being credited to your Investment Base in the amount that the negative Index Return exceeds the Dual Direction Buffer Rate.

For example, if the ILO Dual Direction Buffer Rate is 10%, and the negative Index Return is -10%, we will credit your Investment Base with 10%. However, if the negative Index Return is -10.01%, we will credit your Investment Base with -0.01%.

CYBER SECURITY RISKS [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

CYBER SECURITY RISKS

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the Indexes or Index issuers, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks or operational incidents may interfere with Contract transaction processing, including the processing of orders from our website; impact our ability to calculate Index Return or the ILO Credit; cause the disclosure and possible destruction of confidential, proprietary and customer information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses and reputational damage. Cybersecurity risks may also impact the issuers of securities that comprise the Indexes, which may cause the Indexes underlying the ILOs to lose value. The digitalization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risk and tension, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the Indexes or Index issuers, or our service providers will not suffer losses affecting your Contract due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), geopolitical tensions, armed conflicts, wars, terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and index performance for the Indexes underlying the ILOs available through your Contract. There can be no assurance that we, the Funds, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

FIXED ACCOUNT OPTION RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

FIXED ACCOUNT OPTION RISK

The Guaranteed Rate for the Fixed Account Option will never be lower than the 0.50% Minimum Guaranteed Rate for the Fixed Account. The effective annual interest rate represents the rate of daily compounded interest over a 12-month period. You bear the risk that we will never declare a Guaranteed Rate for the Fixed Account Option that is higher than the Minimum Guaranteed Rate for the Fixed Account.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER RISK

We currently offer the optional Income Guard rider for purchase, subject to certain conditions. If you purchase the Rider, you must allocate your Contract Value according to the investment allocation restrictions for the entire time that you own the Rider. Owning the Rider limits the Interest Crediting Options available to you, and you will be unable to transfer Contract

Value into ineligible Interest Crediting Options. Depending on market conditions, initial and renewal Crediting Strategy rates may differ for Contract Owners who purchase the GLWB Rider. If you purchase the Rider, Crediting Strategy rates declared for your Contract will typically be equal to Crediting Strategy rates for Owners who do not elect the GLWB Rider. However, Crediting Strategy rates may be lower for GLWB Rider Contracts. When deciding whether or not to elect the GLWB Rider, consider the potential effect of the GLWB Rider on Crediting Strategy rates. Once the Rider is purchased, you may not voluntarily terminate the Rider.

All withdrawals under the Rider reduce the Contract Value and death benefit in the same manner as any other withdrawal and will be subject to taxes, as well as tax penalties if taken before the age of 591∕2. Withdrawals that exceed the maximum annual withdrawal limits specified in the Rider (“Excess Withdrawals”) and withdrawals that occur prior to the Income Commencement Date (“Early Withdrawals”) may significantly reduce the benefits provided by the Rider by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit. Excess Withdrawals will result in a proportionate reduction to the Protected Payment Base, which is used to determine the annual withdrawal amount each year under the Rider. Early Withdrawals will reduce your initial Protected Payment Base first determined on the Income Commencement Date, perhaps significantly. A lower initial Protected Payment Base may result in a lower initial Protected Payment Amount than if you had not taken an Early Withdrawal. Additionally, a lower Contract Value due to Early Withdrawals may result in lower or no Resets to the Protected Payment Base on subsequent Contract Anniversaries after the Income Commencement Date, which may in turn cause lower Protected Payment Amounts in subsequent Contract Years than if you had not taken an Early Withdrawal. Withdrawals under the Rider may also reduce the benefits provided by the optional death benefit rider.

Rider charges will reduce the Contract Value and death benefit by the amount of the charge and will be deducted on each Contract Anniversary. The portion of the Rider charge deducted from the ILOs will reduce the Investment Base by the amount of the charge in the same manner as any other withdrawal. Rider charges assessed on a Term End Date will be assessed after the application of the ILO Credit. Accordingly, the ILO Credit will be reduced by the deduction of Rider charges.

Ongoing withdrawals under the Rider may have an adverse effect on the values and benefits under your Contract. Withdrawals taken from the ILOs under the Rider before the end of a Term will trigger an Interim Value Calculation and Interim Value Adjustment to your Investment Base and Annual Lock Value (if applicable), and death benefit that may be greater than the withdrawal amount. The Interim Value Calculation and Adjustment, if negative, could result in significant losses. Given the risk of a potentially negative Calculation and Adjustment, you should discuss with your financial professional if purchasing the Rider is appropriate for You. You are strongly advised to schedule withdrawals to coincide with Term End Dates in order to avoid the use of Interim Value for withdrawals. You may contact us at our Service Center to obtain your Interim Value(s) for any ILO in which you are invested, although your Interim Value(s) may change by the time a withdrawal is made.

Taking a withdrawal before age 591∕2, or a withdrawal that is greater than the annual withdrawal amount under the Rider, may result in adverse consequences such as tax penalties, a permanent reduction in Rider benefits, the failure to receive lifetime withdrawals under the Rider, or termination of the Rider.

Annuitization

If you choose the GLWB Rider, upon the maximum Annuity Date, we guarantee your annuity payment stream will be at least the greater of your Protected Payment Amount under the GLWB Rider for the remainder of your life, or payments calculated using your Contract Value based on the Life Only Annuity Option (or the Joint and Survivor Life for joint option). If you prefer a different Annuity Option upon the maximum Annuity Date, the GLWB Rider benefit will terminate, and you will receive annuity payments based on your Contract Value pursuant to your chosen Annuity Option. See ANNUITIZATION and INCOME GUARD — ANNUITIZATION for more information. If you choose the GLWB Rider and you annuitize the Contract at any time before the maximum Annuity Date, the GLWB Rider will terminate and your annuity payments will be determined based on your Contract Value as described under “ANNUITIZATION” later in this Prospectus.

In general, if you choose the GLWB Rider, it may not be appropriate for you to annuitize the Contract before the maximum Annuity Date because the GLWB Rider already provides for lifetime income in the form of the Protected Payment Amount while also allowing for the accumulation of Contract Value and a death benefit. If you choose to annuitize the Contract, you will be giving up your Contract Value, death benefit, and GLWB guarantees, and it is possible that the annuity payment amount will be less than the Protected Payment Amount. Nonetheless, it is possible that the income stream provided by an annuity benefit payment option (e.g., payments for a period certain) may be more appropriate for you based on your personal circumstances and financial goals. As such, before annuitizing or selecting a payment option, you should consult with a financial professional and/or contact us at our Service Center to obtain information on what the annuity payment would be prior to annuitizing.

In the future, we may cease offering the GLWB Rider to new purchasers altogether. The GLWB Rider may not be available through your financial professional. You may obtain information about the optional benefits that are available to you by contacting your financial professional.

INSURANCE COMPANY RISKS [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

INSURANCE COMPANY RISKS

Pacific Life is a life insurance company domiciled in Nebraska. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, mutual funds, broker-dealer operations, and investment advisory services. Our executive office is located at 700 Newport Center Drive, Newport Beach, California 92660.

Investment in the Contract is subject to the risks related to us, and any obligations (including under the Fixed Account Option and the ILOs), guarantees, or benefits of the Contract are subject to our claims-paying ability and financial strength. You should look to our financial strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 722-4448 or visiting our website at www.PacificLife.com.

The assets supporting the ILOs are held in a non-registered, non-insulated separate account established under Nebraska insurance law for the purpose of supporting our obligations under the Contract. These assets are subject to the claims of our creditors. Therefore, the benefits provided under the ILOs are subject to the claims-paying ability of Pacific Life. You may obtain information about our financial condition by reviewing our financial statements included in this Prospectus.

We reserve the right to add or remove an ILO or Index, subject to applicable regulatory approvals; stop offering an ILO for investment at the end of a Term; change the Crediting Strategy rates and Protection Level rates of the ILOs available under the Contract, subject to the stated Minimum Limit on Index Gain or maximum rates and the terms described in this prospectus; and impose investment or transfer limitations, as described in this prospectus. Additional Purchase Payments after the initial Purchase Payment are not permitted, except for transfers from other financial products requested at the time the investor's Contract application is submitted and transferred within 60 days after the Contract Issue Date (“Subsequent Purchase Payments”). See TRANSFER AND REALLOCATION LIMITATIONS, CREDITING STRATEGY AND PROTECTION LEVEL RISK, and AVAILABILITY OF INDEXES AND INDEX-LINKED OPTIONS in this section for more information. You bear the risks relating to any material reservation of rights.

INTERIM VALUE CALCULATION AND ADJUSTMENT RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

INTERIM VALUE CALCULATION AND ADJUSTMENT RISK

The Interim Value is the amount in the ILO that is available for surrenders, withdrawals, death benefit payments, and annuitization that occurs between the Term Start Date and the Term End Date, including full surrenders (including Free Look surrenders), RMDs, free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider. All of these transactions, if taken during the Term, will be based on Interim Value(s) and will trigger an Interim Value Calculation to your ILO Value. The Interim Value is calculated based on the value of a hypothetical portfolio of derivative financial instruments designed to replicate the value of the ILO if it were held until the end of the Term. We calculate the Interim Value of your investment in each ILO at the end of each Business Day between the Term Start Date and the Term End Date. The Interim Value fluctuates each Business Day independently of your Investment Base or Annual Lock Value (if applicable), and the change, or adjustment, may be positive, negative, or zero compared to the last Business Day, even if the Index has increased in value. Changes to your Interim Value are not directly tied to the performance of the relevant Index, although Index performance impacts your Interim Value. You should also understand that the Interim Value for an ILO on a Business Day will not impact your principal investment in the ILO (the Investment Base) or the Annual Lock Value (if applicable) unless a withdrawal, surrender, death benefit payment, or annuitization occurs during the Term on that Business Day. This means that the Interim Value calculated could be less than your investment in the ILO or your Annual Lock Value even if the Index is performing positively, and may be less than the amount you would receive had you held the investment until the end of the Term.

If you effect a withdrawal that is based on Interim Value, the withdrawal will reduce the Interim Value of your investment in the ILOs by the amount requested. Any applicable surrender charge, MVA, taxes, and tax penalties will subsequently be deducted from the amount you receive from a withdrawal or surrender. Additionally, the withdrawal will reduce your ILO Investment Base in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and will also proportionately reduce the Annual Lock Value (if applicable) and death benefit (the “Interim Value Adjustment”). The Interim Value Adjustment to the Investment Base, Annual Lock Value (if applicable), and death benefit may be greater than the dollar amount of the withdrawal, and will reduce the Investment Base and Annual Lock Value for the remainder of the Term. The amount withdrawn or surrendered will not receive an ILO Credit.

A negative Interim Value Calculation and Adjustment will decrease the amount available under your Contract in the ILOs for transactions involving withdrawal, surrender, annuitization, and the death benefit. An Interim Value Calculation and

Adjustment will impact your Contract Value (including your Cash Surrender Value, death benefit amount, and amount converted to an Annuity Option), but the reduction will not be deducted from the amount you receive if you take a partial withdrawal. You may contact us at our Service Center to obtain your Interim Value(s) for any ILO in which you are invested prior to initiating a transaction, although your Interim Value(s) may change by the time the transaction is executed.

Withdrawals based on Interim Value may significantly reduce the value of any gains credited at the end of the Term because the dollar amount of the ILO Credit is calculated based on the Investment Base, which will be reduced proportionately by the withdrawal. The Interim Value Calculation and Adjustment could also result in a loss, and this loss may be greater than the loss that would be incurred on the Term End Date after the application of the Protection Level. The Interim Value Calculation and Adjustment could also result in lower gain than would be credited on the Term End Date after the application of the Crediting Strategy. If you purchase the Income Guard, all withdrawals (including guaranteed withdrawal amounts) taken from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment and could result in significant loss.

Additionally, neither the Protection Level nor Crediting Strategy of the ILO will be applied to Interim Values. As such, when a transaction is processed based on the Interim Value of the ILOs, there could be significantly less money available under your Contract for withdrawals, surrender, annuitization, and the death benefit. The Interim Value Calculation and Adjustment may result in a loss even if the Index is performing positively at the time of the transaction, and may be less than the amount you would have received had you held the investment until the end of the Term. If you use the Performance Lock feature to lock-in an Interim Value that is lower than your Investment Base on the Term Start Date, you will lock-in a loss. The Interim Value Calculation and Adjustment could result in the loss of principal and previously-credited earnings in the Contract, and in extreme circumstances, such losses could be as high as 100%. To avoid an Interim Value Calculation and Adjustment to your ILO Value, you should schedule withdrawals and other transactions to fall on Term End Dates.

INVESTMENT RISKS FOR THE MARKET INDEXES [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

INVESTMENT RISKS FOR THE MARKET INDEXES

Investing in the ILOs will subject you to risks related to the Indexes (which may be a market index or exchange-traded fund (“ETF”), such as the following:

No Dividends. Each Index is a price return index, not a total return index, and therefore its performance does not reflect any dividends or distributions paid by the Index’s component companies. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index. If dividends and other distributions were included, the Index performance would be higher.

No Rights in the Index. An investment in an ILO is not an investment in the Index or in the securities tracked by the Index. You have no voting, liquidation, or other rights with respect to the Index, its publisher, or any of the component companies.

Index Performance. An investment in the Contract is subject to the risk of poor investment performance of the ILOs you select. If you allocate money to an ILO, the value of your investment depends in part on the performance of the applicable Index. You could lose a significant amount of money if the Index of an ILO declines in value. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indexes are subject to a variety of investment risks that you are indirectly exposed to. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to realize losses, which may be significant. The historical performance of an Index or an ILO does not guarantee future results. Because we measure Index performance from the Term Start Date to the Term End Date, or from one Contract Anniversary to the next Contract Anniversary for an Annual Lock ILO Term, you bear the risk that the Index Return may be negative or zero at the end of a Term or Annual Lock Period, even if the Index performed positively at times.

• Market Risk. Market risk is the risk that short-term market movements may cause the value of an Index to fluctuate, sometimes rapidly and unpredictably. Index performance could decrease over longer periods of time during more prolonged market downturns. Market changes can result from disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases, utility failures, terrorist acts, political and social developments, and military and governmental actions.

• Issuer Risk. Issuer risk is the risk that Index performance may decline for reasons directly related to the issuer, as opposed to the market generally. Changes in the financial condition or credit rating of an issuer of the securities that make up an Index may cause the Index performance to decline.

• ETF Risks. When you allocate Contract Value to an ILO that is linked to the performance of an ETF, you are not investing in the ETF. Index-based ETFs seek to track the investment results of a specific market index and are not actively managed.

Due to a variety of factors, including the fees and expenses associated with an ETF, an ETF’s performance may not fully replicate or may, in certain circumstances, diverge significantly from the performance of the underlying index. This potential divergence between the ETF and the specific market index is known as tracking error. Although we believe that we will be viewed as the owner of the Index Strategy for tax purposes, there is no legal guidance to indicate how the IRS might view access to an ETF-linked ILO coupled with frequent transfers among the Interest Crediting Options.

Income Guard Investment Allocation Restrictions [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Income Guard Investment Allocation Restrictions

If you purchase the optional Income Guard rider, you must invest your entire Contract Value according to the investment allocation restrictions under the Rider. You will be unable to transfer your Contract Value into ineligible Interest Crediting Options for the entire time that you own the Rider. The eligible Interest Crediting Options seek to minimize the Company’s risk, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the Rider. Please see INCOME GUARD — INVESTMENT ALLOCATION RESTRICTIONS for more information.

LIQUIDITY RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

LIQUIDITY RISK

This Contract is unsuitable as a short-term savings vehicle. This Contract may be appropriate for you if you have a long-term investment horizon and are looking to supplement your retirement income or you want to meet other long-term financial objectives. The Contract is not designed to be a short-term investment and may be inappropriate for you if you intend to take frequent withdrawals prior to annuitization (or prior to the Income Commencement Date if you have elected the GLWB Rider), withdrawals during the 6-year surrender charge period, or withdrawals from the ILOs before the end of a Term.

Before you annuitize, you can withdraw money from or surrender your Contract at any time, however, withdrawals or surrenders taken during the surrender charge period may be subject to a surrender charge. Withdrawals and surrenders may also be subject to an MVA regardless of when the surrender or withdrawal occurs if taken during the MVA Term, an Interim Value Calculation and Adjustment if taken from the ILOs before the end of a Term, taxes, and tax penalties. An MVA or negative Interim Value Calculation and Adjustment could result in the loss of your principal investment and previously credited earnings in the Contact, and in extreme circumstances, such losses could be as high as 100% of the ILO Value. See FEES, CHARGES, AND ADJUSTMENTS and ACCESS TO YOUR MONEY.

Please note that the Contract permits ongoing withdrawals and deductions from the ILOs prior to the Term End Date, such as guaranteed withdrawal amounts under the GLWB Rider, rider charges, systematic withdrawals, and/or required minimum distributions.

These withdrawals and deductions may have an adverse effect on the values and benefits under your Contract. If you intend to make such ongoing withdrawals or elect such deductions, you should consult with a financial professional about whether this Contract is appropriate for you.

PERFORMANCE LOCK RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

PERFORMANCE LOCK RISK

You may exercise the Performance Lock feature once for each ILO during each Term to “lock-in” your Interim Value as of the Business Day the request is submitted. The locked-in value will equal the Interim Value of the ILO calculated at the end of the Business Day that the Performance Lock is requested. You must lock-in the entire value in the ILO. If you have made Subsequent Purchase Payments into the same ILO, each Purchase Payment will constitute a different “segment” in the initial ILO Term with its own Investment Base and Interim Value, and the investment performance of each segment will be tracked separately. If you have multiple segments in the same ILO in the initial Term due to multiple Purchase Payments in the first Contract Year, the value of each segment may be locked-in independently. You may exercise the Performance Lock feature once for each segment during the ILO Term. If you exercise the Performance Lock for more than one segment within an ILO, it is possible that the Interim Value of one segment may have increased, while the Interim Value of another segment may have decreased at the time the Performance Lock is exercised.

The locked-in value will be credited with a fixed rate of interest equal to the annualized ILO Budget rate beginning on the day following the day the Performance Lock was exercised until the next Contract Anniversary. The minimum fixed interest rate will never be less than 0.0%. Exercising the Performance Lock will terminate your ability to receive an ILO Credit or the application of the Crediting Strategy or Protection Level to mitigate any loss. Withdrawals will reduce the locked-in value. Any applicable MVA, surrender charge, taxes, and tax penalties will adjust the amount you receive from the withdrawal.

Your decision to exercise the Performance Lock is irrevocable. Once the Performance Lock is exercised, the locked-in amount cannot be transferred to a new ILO, the Fixed Account, or begin a new Term in the same ILO, until the next Contract

Anniversary. If you exercise the Performance Lock on a 6-year ILO, you will be unable to transfer or reallocate your Contract Value to another 6-year ILO Term until the end of the current MVA Term, and only if you elect to renew the MVA Term at the expiration of the current MVA Term.

You will not be able to determine the Interim Value that will be locked-in prior to the Performance Lock request. You bear the risk that the Interim Value that is locked in will be lower than the Interim Value you last obtained, and lower than the potential ILO Value you would receive at the end of the Term, and the difference could be significant. If you exercise the Performance Lock feature at a time when your Interim Value has declined, you will lock-in any loss. There may not be an optimal time to exercise the Performance Lock feature. It may be better for you if you do not exercise the Performance Lock feature during a Term. For Annual Lock ILOs, the Interim Value and Annual Lock Value are separate and distinct values. A Performance Lock “locks in” the Interim Value, which may be less than the current Annual Lock Value at the time the Performance Lock is exercised, even if the Index is performing positively. The Annual Lock Value is not available to you. Your ILO Value is the Interim Value until the Term End Date. Any gains or losses reflected in your Annual Lock Value are not locked in or credited to your Investment Base until the Term End Date. We will not advise you as to whether or when you should or should not exercise the Performance Lock, and we are not responsible for any losses that may occur due to your decision to exercise this feature.

You should contact us at our Service Center to obtain your Interim Value(s) and the current annualized ILO Budget rate and speak to your financial professional before exercising a Performance Lock, although your Interim Value(s) may change by the time the Performance Lock is exercised.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT RIDER RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT RIDER RISK

Once purchased, the ROP Death Benefit Rider may not be voluntarily terminated by the Contract Owner. Rider charges are ongoing and will be deducted on each Contract Anniversary. Rider charges deducted from the ILOs on a Term End Date and from the Fixed Account will reduce the Contract Value and death benefit by the amount of the charge in the same manner as any other withdrawal. Rider charges deducted from a multi-year ILO on a Contract Anniversary prior to the Term End Date will trigger an Interim Value Calculation and an Interim Value Adjustment to the Investment Base and Annual Lock Value (if applicable). Rider charges assessed on a Term End Date will be assessed after the application of the ILO Credit. Accordingly, the ILO Credit will be reduced by the deduction of Rider charges. All withdrawals, including guaranteed withdrawal amounts under the GLWB Rider, will reduce the Rider benefit, perhaps significantly, and/or could terminate the benefit if the Contract Value is reduced to zero. For any portion of the Contract Value allocated to an ILO, the Death Benefit Amount will be based on Interim Value(s) if the death benefit is paid before the end of a Term.

As noted above, the ROP Death Benefit Rider charge may be deducted from the ILOs on a date prior to the Term End Date. The ongoing deduction of the Rider charge on such a date may have an adverse effect on values and benefits under the Contract. If you intend to elect the ROP Death Benefit Rider, you should consult with a financial professional to discuss whether the Rider or this Contract is appropriate for you.

In the future, we may stop offering the Rider to new purchasers. The Rider may not be available through your financial professional. You may obtain information about the optional benefits that are available to you by contacting your financial professional.

Six Year Index Linked Option Investment Limitations [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

6-Year Index-Linked Option Investment Limitations

During the first 6 Contract Years, your Contract is automatically subject to the Initial MVA Term, regardless of the Interest Crediting Options you select. You may only invest in a 6-year ILO Term at the beginning of an MVA Term. Within the first

6 Contract Years, you may invest all or a portion of your Contract Value into a 6-year ILO Term only at the beginning of the Initial MVA Term, which will be on the Contract Issue Date. If you do not invest at least a portion of your Contract Value into a

6-year ILO on the Contract Issue Date, you will be unable to invest in another 6-year ILO Term until the beginning of the next MVA Term, which will be the 6th Contract Anniversary. At the end of the Initial MVA Term, you must renew the MVA Term to continue to be able to invest in 6-year ILOs. If you do not invest any portion of your Contract Value into a 6-year ILO on the Contract Issue Date for the Initial MVA Term, you will still be able to elect to renew the MVA Term and allocate all or a portion of your Contract Value into a 6-year ILO at the start of the renewed MVA Term, which will fall on a Contract Anniversary. If you decline to renew any MVA Term after the Initial MVA Term, you will be unable to invest in 6-year ILO Terms for the remainder of the time that you own the Contract. However, 1-year ILOs and the Fixed Account will remain available for transfers and reallocations, and effective June 1, 2026, 2-year and 3-year ILO Terms will also become available for Purchase Payments and future renewal allocations by new Contract Owners and renewal allocations by existing Contract Owners. This means that you may only invest in 6-year ILOs every 6 Contract Years on the Contract Anniversary, and only if you elect to renew the MVA Term every 6 Contract Years. In order to preserve the ability to invest in 6-year ILOs in the future, you must renew the MVA Term every 6 Contract Years, even if you do not invest any portion of your Contract Value into a 6-year ILO during a particular MVA Term. See FEES, CHARGES, AND ADJUSTMENTS — MARKET VALUE ADJUSTMENT for more information. The MVA may not apply in all states. See APPENDIX E: STATE VARIATIONS.

TRANSFER AND REALLOCATION LIMITATIONS [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

TRANSFER AND REALLOCATION LIMITATIONS

Transfers to and from the ILOs and reallocations into the same ILO for a new Term are only permitted on Term Start Dates and Term End Dates (which will fall on a Contract Anniversary), unless you exercise the Performance Lock feature on a multi-year ILO. Transfers to and from the Fixed Account are permitted every Contract Anniversary. Transfer instructions can be requested, changed or cancelled any time prior to close of the Business Day on Term End Date. These transfer restrictions significantly limit your ability to reallocate your Contract Value in response to changes in market conditions, Interest Crediting Option performance, or personal needs.

If we do not receive transfer instructions from you prior to the close of Business on the Term End Date, we will automatically reallocate or transfer your Contract Value. Any Contract Value in an expiring ILO Term will remain in its current allocation for the next Term, subject to the renewal Crediting Strategy Rates declared for that Term, as long as that ILO remains available for investment. If the expiring ILO is not available for investment for a Subsequent Term, the Contract Value in that ILO will automatically be transferred to a default ILO, subject to the renewal Crediting Strategy Rates, or to the Fixed Account Option, subject to the renewal Guaranteed Rate. Amounts that we automatically reallocate or transfer in the absence of transfer instructions cannot be transferred until the next Contract Anniversary, or Term End Date, which will fall on a Contract Anniversary (unless the Performance Lock is exercised on a 6-year ILO). This will occur even if the Crediting Strategy rate or Index associated with the new ILO Term has changed, in which case the new ILO Term may not be satisfactory to you.

If you fail to transfer ILO Value at the end of a Term and do not wish to remain invested in a particular ILO for another Term, your only alternative will be to surrender or withdraw the related ILO Value. Surrendering all or withdrawing a portion of your Contract Value may cause you to incur surrender charges, an MVA, taxes, and tax penalties. If you surrender or withdraw the ILO Value during the Term, the amount available for surrender or withdrawal will be your Interim Value. The Interim Value calculated could be less than your investment in the ILO even if the Index is performing positively, and may be less than the amount you would receive had you held the investment until the end of the Term after the application of the Protection Level. This means that there could be significantly less money available under your Contract for a surrender or withdrawal during the Term.

WITHDRAWAL AND SURRENDER RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

WITHDRAWAL AND SURRENDER RISK

All withdrawals (including RMDs, preauthorized withdrawals, rider charges, and any guaranteed withdrawal amounts under the GLWB Rider) will reduce your Contract Value and the death benefit, and withdrawals and surrenders may be subject to a negative adjustment based on the interim Value Calculation, surrender charge, MVA, taxes, and tax penalties. See FEES, CHARGES, AND ADJUSTMENTS for a list of withdrawals and surrenders that will not be subject to a surrender charge or MVA.

Withdrawals and surrenders from all of the Interest Crediting Options may be subject to an MVA during the first six Contract Years (the Initial MVA Term) and during any subsequent MVA Term that you elect, in addition to an Interim Value Calculation and Adjustment, surrender charges, taxes, and tax penalties. An MVA may apply regardless of when a surrender or withdrawal occurs, including on a Term End Date. See FEES, CHARGES, AND ADJUSTMENTS — MARKET VALUE ADJUSTMENT for a list of transactions to which an MVA is not applied. An MVA is a positive or negative adjustment to the withdrawal or surrender amount to reflect the change in market interest rates between the start of the MVA Term and the date of your withdrawal or surrender. The MVA will increase or decrease the amount you receive from a withdrawal or surrender based on the total amount requested. The positive or negative MVA is subtracted from the withdrawal amount requested or the surrender amount, in addition to applicable surrender charges and taxes. The application of an MVA could reduce the amount you receive from a withdrawal or surrender, and in extreme circumstances, such losses could be as high as 100% of the amount withdrawn or surrendered from the ILOs. An MVA does not otherwise affect your Contract Value remaining in the Contract after a partial withdrawal or the death benefit amount. The maximum loss would only occur under extreme circumstances upon a withdrawal or a total surrender of the Contract and interest rates have risen dramatically between the beginning of the MVA Term to the time that you take the surrender.

Withdrawals and surrenders from the ILOs at the end of a Term will reduce the Investment Base and death benefit by the amount requested. Any applicable negative adjustment, surrender charge, MVA, taxes, and tax penalties will subsequently be deducted from the amount you receive from a withdrawal or surrender. Withdrawals and surrenders from the ILOs between the Term Start Date and the Term End Date will trigger an Interim Value Calculation to your ILO Value, and will reduce the Interim Value of your investment in the ILOs by the amount requested. Additionally, the transaction will reduce your ILO Investment Base in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and will also proportionately reduce the Annual Lock Value (if applicable) and death benefit (the Interim Value Adjustment). The Interim Value Adjustment may be greater than the dollar amount of the withdrawal, and will reduce the Investment

Base and Annual Lock Value for the remainder of the Term. See “INTERIM VALUE CALCULATION AND ADJUSTMENT RISK” below for more information Amounts withdrawn or surrendered will not receive an ILO Credit, which is the dollar amount of interest added to or subtracted from your ILO Investment Base at the end of each Term.

Withdrawals based on Interim Value may significantly reduce the value of any gains credited at the end of the Term because the amount of the ILO Credit is calculated based on the Investment Base, which will be reduced proportionately by the withdrawal. The Interim Value does not receive the application of the Protection Level to mitigate any loss. The Interim Value Calculation and Adjustment could result in a loss, and this loss may be greater than the loss that would be incurred on the Term End Date after the application of the Protection Level. The Interim Value Calculation and Adjustment could also result in lower gain than would be credited on the Term End Date after the application of the Crediting Strategy. If you plan on taking frequent withdrawals for short-term needs that will be subject to surrender charges, an Interim Value Calculation and Adjustment, MVA, and/or additional taxes, this Contract may not be appropriate for you. You may contact us at our Service Center to obtain your Interim Value(s) for any ILO in which you are invested prior to effecting a transaction, although your Interim Value(s) may change by the time the transaction is executed. To avoid an Interim Value Calculation and Adjustment to your ILO Value, you should schedule withdrawals and other transactions to fall on Term End Dates.

Additionally, if you purchase Income Guard, Early Withdrawals and Excess Withdrawals may significantly reduce the benefits provided by the Rider by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit if the Contract Value is reduced to zero. All withdrawals (including guaranteed withdrawal amounts) withdrawn from the ILOs during the Term will trigger an Interim Value Calculation and Adjustment. A negative Interim Value Calculation and Adjustment could result in significant loss. All withdrawals, including guaranteed lifetime withdrawals under the Income Guard rider, may also affect the availability of the ROP Death Benefit Rider, perhaps significantly, and/or could terminate the benefit if the Contract Value is reduced to zero.

Income taxes and certain tax restrictions may apply to any withdrawal or surrender. If taken before age 591∕2, a withdrawal or surrender may also be subject to a 10% federal penalty tax.

We generally make payment of any amount due from the Contract within seven calendar days from the date we receive a request In Proper Form. When permitted by law, however, we may defer payment of any withdrawal or surrender proceeds for up to six months from the date we receive your request.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]		Buffer Rate. The Buffer protects against negative Index Return up to the stated Buffer percentage. Any negative Index Return in excess of the Buffer Rate will result in negative interest being credited to your ILO Value at the end of a Term or to your Annual Lock Value at the end of an Annual Lock Period.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if the Buffer Rate of the ILO is 10%, and the Index Return is -15%, we will credit your ILO Value with -5% (the amount of the negative Index Return that exceeds the Buffer Rate) at the end of the Term, meaning your ILO Value will decrease by 5%. Using the same example but with a Buffer Rate of 100%, we will credit your ILO Value with 0% because the negative Index Return does not exceed the Buffer Rate.

For the Annual Lock Crediting Strategy, if the Buffer Rate is 10% and the Index Return is -15% at the end of an Annual Lock Period, we will credit your Annual Lock Value with -5% (the amount of the negative Index Return that exceeds the Buffer Rate) at the end of the Annual Lock Period.

Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		100.00%
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		0.00%
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	Buffer Rate. If the Buffer Rate of the ILO is 15%, and the Index Return is -20%, we will credit your ILO Value with -5% (the amount of the negative Index Return that exceeds the Buffer Rate).

If the Buffer Rate of the ILO is 100% and the Index Return is -20% on the Term End Date, we will credit your ILO Value with 0% since the negative Index Return does not exceed the Buffer Rate.

For the Annual Lock Cap Rate strategy, if the Buffer Rate is 10% and the Index Return is -15% at the end of an Annual Lock Period, we will credit the Annual Lock Value with -5% (the amount of the negative Index Return that exceeds the Buffer Rate).

Buffer Rate Return Limit [Member] | Previously Offered [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		90.00%
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		80.00%
Floor Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]		Floor Rate (not available for Purchase Payments or renewal allocations beginning June 1, 2026). The Floor Rate represents the maximum amount of negative Index Return that may be applied to your ILO Value at the end of a Term. You will not incur any negative Index Return in excess of the Floor Rate.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if the Floor Rate of the ILO is -10%, and

the Index Return is -20% and we will credit your ILO Value with -10% (the negative Index Return up to the Floor Rate) at the end of the Term, meaning your ILO Value will decrease by 10%.

Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		10.00%
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]		Floor Rate (not available for Purchase Payments or renewal allocations beginning June 1, 2026). If the Floor Rate of the ILO is -10%, and the Index Return is -20% and we will credit your ILO Value with -10% (the Floor Rate).
Floor Rate Return Limit [Member] | Previously Offered [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]		Effective June 1, 2026, ILOs with a Floor Protection Level will no longer be available for Purchase Payments and future renewal allocations by new Contract Owners or allocations for renewal Terms by existing Contract Owners.
Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		Cap Rate Strategy. The Cap Rate is the maximum amount of positive Index Return that can be credited to your ILO Value at the end of a Term. You will not incur any positive Index Return in excess of the Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]		For example, if the Cap Rate of the ILO is 15%, and the Index Return is 20%, we will credit your ILO Value with 15% (the positive Index Return up to the Cap Rate) at the end of the Term, meaning that your ILO Value will increase by 15%. For any Cap Rate strategy ILO, the guaranteed minimum Cap Rate for the life of this Contract is 2% for a 1-year ILO, 4% for a 2-year ILO, 6% for a 3-year ILO, and 12% for a 6-year ILO. Two- and three-year ILOs are available beginning on June 1, 2026 for Purchase Payment allocations by new Contract Owners and renewal allocations by existing Contract Owners.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		Cap Rate. If the Cap Rate of the ILO is 15%, and the Index Return is 20% on the Term End Date, we will credit your ILO Value with 15% (the Cap Rate).
Annual Lock Cap Rate [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		Annual Lock Cap Rate. If the Annual Lock Cap Rate of the ILO is 15%, and the Index Return is 20% for the Annual Lock Period, we will credit your Annual Lock Value with 15% (the Cap Rate).
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]

Annual Lock Cap Rate. Similar to a Cap Rate, the Annual Lock Cap Rate is a percentage that signifies the maximum amount of positive Adjusted Index Return that can be credited to the Annual Lock Value at the end of each Annual Lock Period. When Index Return is positive or equal to zero, the Adjusted Index Return will be the lesser of the Index Return or the Cap Rate. This means that any positive Index Return up to the Cap Rate will be credited to your Annual Lock Value, and any positive Index Return in excess of the Cap Rate will not be credited to your Annual Lock Value. Any gains or losses reflected in your Annual Lock Value due to Annual Lock Credits are not locked in or credited to your Investment Base until the Term End Date when the ILO Credit is applied.

For any Annual Lock Cap Rate strategy ILO, the guaranteed minimum Annual Lock Cap Rate for the life of this Contract is 2%.
Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]		For examples demonstrating the application of an Annual Lock Cap Rate, see “Annual Lock Index-Linked Options” below.
Index-Linked Option Details, Lowest Limit on Gains [Percent]		2.00%
Annual Lock Cap Rate Strategy [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		Annual Lock Cap Rate Strategy. The Annual Lock Cap Rate is applied annually at the end of each Annual Lock Period. Similar to a Cap Rate, the Annual Lock Cap Rate is the maximum amount of positive Index Return that can be credited to the Annual Lock Value at the end of each Annual Lock Period. However, any gains (or losses) reflected in your Annual Lock Value are not locked in or credited to your Investment Base until the Term End Date when the ILO Credit is applied to your Investment Base. The Annual Lock Cap Rate declared on the Term Start Date will apply at the end of each Annual Lock Period during that Term. You will not incur any positive Index Return at the end of an Annual Lock Period in excess of the Annual Lock Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]		For example, if the Annual Lock Cap Rate of the ILO is 15%, and the Index Return is 20%, we will credit your Annual Lock Value with 15% (the positive Index Return up to the Cap Rate) at the end of the Annual Lock Period, meaning that your Annual Lock Value will increase by 15%. For any Annual Lock Cap Rate strategy ILO, the guaranteed minimum Annual Lock Cap Rate for the life of this Contract is 2%.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		2.00%
Buffer 100% [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Current Limit on Index Losses [Percent]		100.00%
Buffer 10% [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Example: Application of 10% Buffer Rate

Index Return	Adjusted Index Return
-5%	0%
-10%	0%
-15%	-5%
-20%	-10%

Index-Linked Option Details, Current Limit on Index Losses [Percent]		10.00%
Buffer 15% [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Current Limit on Index Losses [Percent]		15.00%
Buffer 20% [Member]
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Current Limit on Index Losses [Percent]		20.00%
Buffer [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]		100.00%
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]

Buffer. The Buffer Rate is the maximum loss we will protect you from at the end of the Term or Annual Lock Period. We protect your ILO Value (or Annual Lock Value) from any loss up to and including the Buffer Rate. When the Index Return is negative, then the Adjusted Index Return is equal to the lesser of the negative Index Return plus the Buffer Rate, or zero. You will only incur a loss by the amount that the Index Return has declined in excess of the Buffer Rate. If the Index Return has declined less than or up to your Buffer Rate, your Adjusted Index Return will be zero. We currently offer Buffer Rates of 10%, 15%, 20%, and 100% depending on which ILO(s) you choose and the date your Contract was issued. Buffers of 100% provide complete protection on the Term End Date in the event of market decline. See “Annual Lock Index-Linked Options” below for more information about the Annual Lock ILOs.

Cap Rate 1-Year Index-Linked Option [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		2.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]		2.00%
Cap Rate 2-Year Index-Linked Option [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		4.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]		4.00%
Cap Rate 3-Year Index-Linked Option [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		6.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]		6.00%
Cap Rate 6-Year Index-Linked Option [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		12.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Lowest Limit on Gains [Percent]		12.00%
Cap Rate [ Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]

Cap Rate. The Cap Rate is a percentage that signifies the maximum amount of positive Adjusted Index Return that can be credited to the Investment Base at the end of the Term for a Point to Point ILO. When Index Return is positive or equal to zero, the Adjusted Index Return will be the lesser of the Index Return or the Cap Rate. This means that any positive Index Return up to the Cap Rate will be credited to your Investment Base, and any positive Index Return in excess of the Cap Rate will not be credited to your Investment Base.

For any Cap Rate strategy ILO, the guaranteed minimum Cap Rate for the life of this Contract is 2% for a 1-year ILO, 4% for a 2-year ILO, 6% for a 3-year ILO, and 12% for a 6-year ILO. Two- and three-year ILOs are available beginning June 1, 2026 for Purchase Payment allocations by new Contract Owners and renewal allocations by existing Contract Owners.

Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]	Example: Application of a 10% Cap Rate

Index Return	Adjusted Index Return
0%	0%
5%	5%
10%	10%
15%	10%

Dual Direction Buffer [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]		100.00%
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]

Dual Direction Buffer. Under the Dual Direction Buffer, we protect your ILO Value from any loss up to and including the Dual Direction Buffer Rate. The Dual Direction Buffer is only offered with the Cap Rate with Dual Direction Buffer Crediting Strategy. If the negative Index Return is less than zero and within or equal to the Dual Direction Buffer percentage, the Adjusted Index Return will be a positive rate of interest equal to the absolute value of the Index Return. The absolute value of a number is the value of that number without regard to it being positive or negative. For example, the absolute value of -10 is 10. If negative Index Return exceeds the Dual Direction Buffer Rate, then the Adjusted Index Return is equal to the negative Index Return in excess of the Dual Direction Buffer Rate. This means that the absolute value of any negative Index Return up to and including the Dual Direction Buffer Rate will be credited to your Investment Base as positive interest. If the Dual Direction Buffer Rate of the ILO is greater than the Cap Rate, the positive interest credited by the Dual Direction Buffer may exceed the Cap Rate. You will only incur a loss by the amount that the negative Index Return exceeds the Dual Direction Buffer Rate.

Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Example: Application of 10% Dual Direction Buffer Rate with 8% Cap Rate

Index Return	Adjusted Index Return
-5%	5%
-10%	10%
-15%	-5%
-20%	-10%

Dual Direction Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]		Dual Direction Buffer Rate. The Dual Direction Buffer protects against negative Index Return up to the stated Dual Direction Buffer percentage. The Dual Direction Buffer is only offered with the Cap Rate with Dual Direction Buffer Crediting Strategy. Any negative Index Return up to and including the Dual Direction Buffer Rate will result in positive interest equal to the absolute value of the Index Return being credited to your ILO Value at the end of the Term. The absolute value of a number is simply the value of a number without regard to it being positive or negative.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, the absolute value of -10 is 10. Positive interest credited by the Dual Direction Buffer may exceed the Cap Rate. Any negative Index Return in excess of the Dual Direction Buffer Rate will result in negative interest being credited to your ILO Value at the end of a Term in the amount that the negative Index Return exceeds the Dual Direction Buffer Rate.

For example, if the Dual Direction Buffer Rate of the ILO is 15%, and the Index Return is -15%, we will credit your ILO Value with 15% (the absolute value of the negative Index Return up to the Dual Direction Buffer Rate) at the end of the Term, meaning your ILO Value will increase by 15%. However, if the Dual Direction Buffer Rate of the ILO is 15%, and the Index Return is -20%, we will credit your ILO Value with -5% (the amount of the negative Index Return that exceeds the Dual Direction Buffer Rate) at the end of the Term, meaning your ILO Value will decrease by 5%.

Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	Dual-Direction Buffer Rate. If the Dual Direction Buffer Rate of the ILO is 15%, and the Index Return is -15%, we will credit your ILO Value with 15% (the absolute value of the negative Index Return up to the Dual Direction Buffer Rate). The Dual Direction Buffer is only offered with the Cap Rate with Dual Direction Buffer Crediting Strategy, and the positive interest credited by the Dual Direction Buffer may exceed the Cap Rate.

If the Dual Direction Buffer Rate of the ILO is 15%, and the Index Return is -20%, we will credit your ILO Value with -5% (the amount of the negative Index Return that exceeds the Dual Direction Buffer Rate).

Floor [Member]
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Highest Maximum Loss Resulting from Negative Index Performance [Percent]		10.00%
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]

Floor. The Floor is the maximum loss you can incur due to negative Index Return at the end of a Term. If the Index Return is negative on the Term End Date, then the Adjusted Index Return is equal to the greater of the Index Return or the Floor. This means that your Investment Base will incur negative interest up to the amount of the Floor, and you will not incur any additional loss if the Index Return has declined more than your Floor Rate. We currently offer a -10% Floor.

Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Example: Application of -10% Floor Rate

Index Return	Adjusted Index Return
-5%	-5%
-10%	-10%
-15%	-10%
-20%	-10%

Performance Mix Strategies [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	Performance Mix Strategies. The Performance Mix with Participation Rate strategy and the Performance Mix with Participation Rate and Cap Rate strategy measures the performance of a combination of three Indexes: The S&P 500®, the iShares® Russell 2000 ETF, and the MSCI EAFE. The Index Return of the Performance Mix is determined based on the combined weighted average of those stated Indexes: 50% is based on the Index with the highest return, 30% is based on the Index with the next best return, and 20% is based on the Index with the lowest return. The Participation Rate is the percentage portion of the positive Index Return that will be used in calculating the interest credited to your ILO Value at the end of a Term.

For any Performance Mix strategy ILOs, the Minimum Limits on Index Gain for the life of this Contract are 50% for the Index with the highest return, 30% for the Index with the next best return, and 20% for the Index with the lowest return.

Index-Linked Option Overview, Lowest Limit on Gains [Percent]		20.00%
Performance Mix with Participation Rate and Cap Rate Crediting Strategy [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]

Performance Mix with Participation Rate and Cap Rate Crediting Strategy. For the Performance Mix with Participation Rate and Cap Rate strategy, the Participation Rate is multiplied by the combined Index Return, subject to the Cap Rate, to yield the interest credited to your ILO Value. The Cap Rate is the maximum amount of positive Index

Return that can be credited to the Investment Base at the end of a Term. Both the Cap Rate and the Participation Rate limit the potential positive Index-Linked Option Credit that may be applied at the end of a Term.

For any Performance Mix with Participation Rate and Cap Rate strategy ILO, the guaranteed minimum Participation Rate for the life of this Contract is 100% and the guaranteed minimum Cap Rate for the life of this Contract is 12%.

Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Participation Rate of the ILO is 100% and the Cap Rate is 80%, and the combined Index Return of the three Indexes is 20%, we will credit your ILO Value with 20% (1.00 x 20, or 100% of the Index Return) at the end of the Term, meaning that your ILO Value will increase by 20%. If the combined Index Return of the three Indexes is 85%, we will credit your ILO with 80% at the end of the Term.

For another example, assume that the Buffer Rate is 10%, the Participation Rate is 100%, and the Cap Rate is 80%. If, at the end of the Term, the highest performing Index Return is -5%, the second-highest Index Return is -15%, and the third-highest performing Index Return is -40%, we will credit your ILO Value with -5% at the end of the Term. ((-5% Index Return x 50%) + (-15% Index Return x 30%) + (-40% Index Return x 20%)) = -15% which is reduced by the 10% Buffer. This means that your ILO Value will be reduced by -5%.

Index-Linked Option Overview, Lowest Limit on Gains [Percent]		12.00%
Performance Mix with Participation Rate and Cap Rate [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		Performance Mix with Participation Rate and Cap Rate. If the Participation Rate of the ILO is 100% the Cap Rate is 80%, and the combined Index Return is 75%, we will credit your ILO Value with 75% (0.75 x 100%), which is below the Cap Rate of 80%. If the Participation Rate is 100%, the Cap Rate is 80%, and the combined Index Return is 85%, we will credit your ILO Value with 80% (0.85 x 100% = 85%, which is reduced to the Cap Rate of 80%).
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]

Performance Mix with Participation Rate and Cap Rate. The Participation Rate and Cap Rate are used to determine the Adjusted Index Return. The Participation Rate is a set percentage that determines what portion of the positive combined Index Return for the Term will be used before applying the Cap Rate to determine the ILO Credit. When the combined Index Return is positive, the Adjusted Index Return will be the lesser of the combined Index Return multiplied by the Participation Rate or the Cap Rate. The Participation Rate and Cap Rate are not applied if the combined Index Return is negative. The Cap Rate is the maximum amount of positive Index Return that can be credited to the Investment Base at the end of a Term. The Cap Rate limits the potential positive Index-Linked Option Credit that may be applied at the end of a Term. For any Performance Mix with Participation Rate and Cap Rate strategy ILO, the guaranteed minimum Participation Rate for the life of this Contract is 100% and the guaranteed minimum Cap Rate for the life of this Contract is 12%.

Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]	Example: Application of a 100% Participation Rate and 80% Cap Rate

Weighted Index Return	Adjusted Index Return
0%	0%

30%	30%
60%	60%
90%	80%

Index-Linked Option Details, Lowest Limit on Gains [Percent]		12.00%
Performance Mix with Participation Rate and Performance Mix with Participation Rate and Cap Rate [Member]
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]

Performance Mix with Participation Rate and Performance Mix with Participation Rate and Cap Rate.

The Performance Mix measures the performance of a combination of three Indexes: The S&P 500®, the iShares® Russell 2000 ETF, and the MSCI EAFE. The Index Return of the Performance Mix is determined based on the combined weighted average of those stated Indexes: 50% is based on the Index with the highest return, 30% is based on the Index with the next best return, and 20% is based on the Index with the lowest return. The calculation of the combined Index Return for the Performance Mix is demonstrated by the following formula:

Index Return = [Best Performing Index: 50% x (Ending Index Price – Starting Index Price) / Starting Index Price] +
[Next Best Performing Index: 30% x (Ending Index Price – Starting Index Price) / Starting Index Price] +
[Lowest Performing Index: 20% x (Ending Index Price – Starting Index Price) / Starting Index Price]

The Minimum Limit on Index Gain for the Performance Mix strategy for any ILO offered for the life of this Contract is 50% for the Index with the highest return, 30% for the Index with the next best return, and 20% for the Index with the lowest return.

Index-Linked Option Details, Lowest Limit on Gains [Percent]		20.00%
Performance Mix with Participation Rate Crediting Strategy [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	Performance Mix with Participation Rate Crediting Strategy. For the Performance Mix with Participation Rate strategy, the Participation Rate is multiplied by the combined Index Return to yield the interest credited to your ILO Value.

For any Performance Mix with Participation Rate strategy ILO, the guaranteed minimum Participation Rate for the life of this Contract is 60%.

Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Participation Rate of the ILO is 80%, and the combined Index Return of the three Indexes is 20%, we will credit your ILO Value with 16% (.20 x 80, or 80% of the Index Return) at the end of the Term, meaning that your ILO Value will increase by 16%.

If the Buffer Rate is 10% and Participation Rate of 90%, instead assume that the highest performing Index Return is -5%, the second-highest Index Return is -15%, and the third-highest Index Return is -40%, we will credit your ILO Value with -5% at the end of the Term. ((-5% Index Return x 50%) + (-15% Index Return x 30%) + (-40% Index Return x 20%) = -15%, which is then reduced by the 10% Buffer, and your ILO Value will be reduced by -5% at the end of the Term.

Index-Linked Option Overview, Lowest Limit on Gains [Percent]		60.00%
Performance Mix With Participation Rate [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		Performance Mix with Participation Rate. If the Participation Rate of the ILO is 90%, and the combined Index Return is 20%, we will credit your ILO Value with 18% (0.20 x 90%).
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]

Performance Mix with Participation Rate. The Participation Rate is a set percentage that determines what portion of the positive combined Index Return for the Term will be used to determine the ILO Credit. When the combined Index Return is positive, the Adjusted Index Return will be the combined Index Return multiplied by the Participation Rate. The Participation Rate is not applied if the combined Index Return is negative. For any Performance Mix with Participation Rate strategy ILO, the guaranteed minimum Participation Rate for the life of this Contract is 60%.

Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]	Example: Application of an 80% Participation Rate

Weighted Index Return	Adjusted Index Return
0%	0%
5%	4%
10%	8%
15%	12%

Index-Linked Option Details, Lowest Limit on Gains [Percent]		60.00%
Performance Triggered Rate [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		Performance Triggered Rate (not available for Purchase Payments or renewal allocations beginning June 1, 2026). If the Performance Triggered Rate of the ILO is 15%, and the Index Return is 0%, 5%, or 25%, in each circumstance, we will credit your ILO Value with 15% (the Performance Triggered Rate).
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]

Performance Triggered Rate. A Performance Triggered Rate is a flat percentage of interest that will be credited if the Index Return is equal to zero or positive. This means that the Adjusted Index Return will always be equal to the Performance Triggered Rate, even if the positive Index Return is greater or less than the Performance Triggered Rate. For any Performance Triggered Rate strategy ILO, the guaranteed minimum Performance Trigger Rate for the life of this Contract is 2%.

Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]	Example: Application of an 8% Performance Triggered Rate

Index Return	Adjusted Index Return
0%	8%
5%	8%
10%	8%
15%	8%

Index-Linked Option Details, Lowest Limit on Gains [Percent]		2.00%
Performance Triggered Rate Strategy [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		Performance Triggered Rate Strategy (not available for Purchase Payments or renewal allocations beginning June 1, 2026). The Performance Triggered Rate is a fixed rate of interest that will be credited to your ILO Value at the end of a Term if the Index Return is greater than or equal to zero.For any Performance Triggered Rate strategy ILO, the guaranteed minimum Performance Trigger Rate for the life of this Contract is 2%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]		For example, if the Performance Triggered Rate of the ILO is 15%, and the positive Index Return is 0%, 5%, or 25%, in each circumstance, we will credit your ILO Value with 15% (the Performance Triggered Rate) at the end of the Term, meaning that your ILO Value will increase by 15%.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		2.00%
Tiered Participation Rate Crediting Strategy [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		Tiered Participation Rate Crediting Strategy. For the Tiered Participation Rate Crediting Strategy, positive Index Return less than or equal to the Tier Level is multiplied by the Tier One Participation Rate. The amount of positive Index Return in excess of the Tier Level is multiplied by the Tier Two Participation Rate. The positive interest credited to your ILO Value is equal to the sum of these two values.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]		For example, assume that the Index Return is 40%, and the Tiered Participation Rate for the ILO includes the following values: Tier 1 Participation Rate — 100%; Tier 2 Participation Rate — 125%; Tier Level — 25%. We will credit your ILO Value with 43.75%, which is the sum of 25% (the Tier One Participation Rate 100% multiplied by the Index Return up to the Tier Level 25%), plus 18.75% (the Tier Two Participation Rate 125% multiplied by the amount of Index Return in excess of the Tier Level 15%). This means that your ILO Value will increase by 43.75%.
Tiered Participation Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	Tiered Participation Rate Strategies. The Tiered Participation Rate is a percentage portion of positive Index Return that will be used in calculating the interest credited to your ILO Value at the end of a Term. The Tiered Participation Rate Crediting Strategy has three components: the Tier One Participation Rate, the Tier Two Participation Rate, and the Tier Level. The Tiered Participation Rate with Cap Rate Crediting Strategy has these same components, in addition to a Cap Rate.

For any Tiered Participation Rate strategy ILO, the guaranteed minimum Participation Rate for the life of this Contract is 60% for Tier One and Tier Two.

Index-Linked Option Overview, Lowest Limit on Gains [Percent]		60.00%
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		Tiered Participation Rate. If the Tiered Participation Rate for the ILO includes the following values: Tier 1 Participation Rate — 100%; Tier 2 Participation Rate — 125%; Tier Level — 25%; and the Index Return is 40%, we will credit your ILO Value with 43.75% ((1.00 x 25%) + (40% – 25%) x 1.25).
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]

Tiered Participation Rate. The Tiered Participation Rate includes two set percentages that determine what portion of any positive Index Return will be used to determine the ILO Credit. The Tiered Participation Rate provides a Tier One Participation Rate and a Tier Two Participation Rate. Index Return equal to zero and any positive Index Return less than or equal to the Tier Level is multiplied by the Tier One Participation Rate. Positive Index Return in excess of the Tier Level is multiplied by the Tier Two Participation Rate. The Adjusted Index Return is equal to the sum of these two values. The Tiered Participation Rate is not applied if the Index Return is negative. For any Tiered Participation Rate strategy ILO, the guaranteed minimum Participation Rate for the life of this Contract is 60% for Tier One and Tier Two.

Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]

Application of a Tiered Participation Rate

Example 1:

Index Return =	40%
Tier Level =	25%
Tier 1 Participation Rate =	100%
Tier 2 Participation Rate =	125%

The Adjusted Index Return is equal to the sum of the following values: the Index Return up to the Tier Level (25%) multiplied by the Tier One Participation Rate (100%), plus the Index Return in excess of the Tier Level (determined by subtracting the Tier Level from the Index Return – 40% – 25% = 15%) multiplied by the Tier Two Participation Rate (125%).

Adjusted Index Return = 43.75%	(0.25 x 100%) + [(0.40 – 0.25) x 125%] = 0.4375 = 43.75%

Example 2:

Index Return =	40%
Tier Level =	25%
Tier 1 Participation Rate =	90%
Tier 2 Participation Rate =	100%

The Adjusted Index Return is equal to the sum of the following values: the Index Return up to the Tier Level (25%) multiplied by the Tier One Participation Rate (90%), plus the Index Return in excess of the Tier Level (determined by subtracting the Tier Level from the Index Return – 40% – 25% = 15%) multiplied by the Tier Two Participation Rate (100%).

Adjusted Index Return = 37.50%	(0.25 x 90%) + [(0.40 – 0.25) x 100%] = [0.3750] = 37.50%

Tiered Participation Rate with Cap Rate. The Tiered Participation Rate with Cap Rate strategy determines the Adjusted Index Return in the same manner as the Tiered Participation Rate strategy, except the Adjusted Index Return is subject a Cap Rate. The Tiered Participation Rate and Cap Rate are not applied if the Index Return is negative. The Cap Rate is the maximum amount of positive Index Return that can be credited to the Investment Base at the end of a Term. The Tiered Participation Rate and Cap Rate limit the potential positive Index-Linked Option Credit that may be applied at the end of a Term. For any Tiered Participation Rate with Cap Rate strategy ILO, the guaranteed minimum Participation Rate for the life of this Contract is 100% and the guaranteed minimum Cap Rate for the life of this Contract is 12%.

Example: Application of a Tiered Participation Rate and Cap Rate

Index Return =	75%
Tier Level =	25%
Tier 1 Participation Rate =	100%
Tier 2 Participation Rate =	125%

Cap Rate	80%

The Adjusted Index Returns is equal to the sum of the following values subject to the Cap Rate: the Index Return up to the Tier Level (25%) multiplied by the Tier One Participation Rate (100%), plus the Index Return in excess of the Tier Level (determined by subtracting the Tier Level from the Index Return – 75% – 25% = 50%) multiplied by the Tier Two Participation Rate (125%).

Adjusted Index Return = 80%	Lesser of: (0.25 x 100%) + [(0.75 – 0.25) x 125%] = 0.875 = 87.5% or 80% Cap

Index-Linked Option Details, Lowest Limit on Gains [Percent]		60.00%
Tiered Participation Rate with Cap Rate Crediting Strategy [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]	Tiered Participation Rate with Cap Rate Crediting Strategy. The Tiered Participation Rate with Cap Rate Crediting Strategy operates in the same manner, except that the positive interest credited to your ILO Value is also subject to the Cap Rate. The Cap Rate is the maximum amount of positive Index Return that can be credited to the Investment Base at the end of a Term. The Participation Rates and the Cap Rate limit the potential positive Index-Linked Option Credit that may be applied at the end of a Term.

For any Tiered Participation Rate with Cap Rate strategy ILO, the guaranteed minimum Participation Rate for the life of this Contract is 100% and the guaranteed minimum Cap Rate for the life of this Contract is 12%.

Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]		For example, assume that the Index Return is 48%, and the Tiered Participation Rate for the ILO includes the following values: Tier 1 Participation Rate — 100%; Tier 2 Participation Rate — 125%; Tier Level — 25% and the Cap Rate is 50%. The percentage portion of positive Index Return is 53.75%. which is the sum of 25% (the Tier One Participation Rate 100% multiplied by the Index Return up to the Tier Level 25%), plus 28.75% (the Tier Two Participation Rate 125% multiplied by the amount of Index Return in excess of the Tier Level 23%). Since the Index Return is greater than or equal to the Cap Rate, we will credit your ILO Value with 50%.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		12.00%
Tiered Participation Rate with Cap Rate [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		Tiered Participation Rate with Cap Rate. If the Tiered Participation Rate for the ILO includes the following values: Tier 1 Participation Rate — 100%; Tier 2 Participation Rate — 125%; Tier Level — 25% with a Cap Rate of 80%; and the Index Return is 60%, we will credit your ILO Value with 68.75% ((1.00 x 25%) + ((60% – 25%) x 1.25)) = 68.75% which is below the Cap Rate of 80%. If the Index Return is 75%, we will credit your ILO Value with 80% ((1.00 x 25%) + ((75% – 25%) x 1.25)) = 87.50% which is reduced to the Cap Rate of 80%.
Combined S&P 500®, iShares® Russell 2000 ETF, and MSCI EAFE [Member] | Buffer 10% Cap Rate 12% [Member] | Performance Mix with Participation Rate and Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Combined S&P 500®, iShares® Russell 2000 ETF, and MSCI EAFE [Member] | Buffer 10% Cap Rate 12% [Member] | Performance Mix with Participation Rate and Cap Rate Six Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Combined S&P 500®, iShares® Russell 2000 ETF, and MSCI EAFE
Index-Linked Option Available, Type of Index		Market indexes and ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Performance Mix with Participation Rate and Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Combined S&P 500®, iShares® Russell 2000 ETF, and MSCI EAFE [Member] | Buffer 10% Participation Rate 60% [Member] | Performance Mix with Participation Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Combined S&P 500®, iShares® Russell 2000 ETF, and MSCI EAFE
Index-Linked Option Available, Type of Index		Market indexes and ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Performance Mix with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		60.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
First Trust Growth Strength Net Fee Index [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]

First Trust Growth Strength Net Fee Index*

There is only one year of historical performance data for this Index as of the date of this Prospectus.

* Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index. Additionally, the First Trust Growth Strength Net Fee Index deducts a fee when calculating Index performance. This will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Annual Return [Percent]			11.90%
Annual Return, Example Capped and Buffered [Percent]			5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index. Additionally, the First Trust Growth Strength Net Fee Index deducts a fee when calculating Index performance. This will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]		Additionally, the First Trust Growth Strength Net Fee Index deducts a fee when calculating Index performance. This will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]

• First Trust Growth Strength Net Fee Index. The First Trust Growth Strength Net Fee Index seeks to identify high quality companies with a history of revenue and cash flow growth. Through a multi-factor approach, the Index screens for well- capitalized companies with strong balance sheets that also exhibit profit and revenue growth over a sustained period of time. The Index begins with the largest 500 securities by float-adjusted market capitalization with a minimum three-month average daily trading volume of $5 million within the Nasdaq U.S. Benchmark Index. To be eligible for inclusion, companies must have at least $1 billion (USD) in cash and short-term investments, a long-term debt to market capitalization ratio of less than 30% and a return on equity greater than 15%. Remaining securities are ranked by their three-year revenue percentage growth and three-year cash flow percentage growth with the top 50 securities selected by combined ranking. If there are more than 15 securities from any one industry, the security with the lowest ranking will be removed and replaced with the next eligible security from a different industry. The securities are equally-weighted, rebalanced and reconstituted quarterly. The daily performance of the Index is reduced by 0.65% per annum.

First Trust Growth Strength Net Fee Index [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Crediting Methodology		Cap Rate
First Trust Growth Strength Net Fee Index [Member] | Buffer 100% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9],[13]	First Trust Growth Strength Net Fee Index
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		100.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
First Trust Growth Strength Net Fee Index [Member] | Buffer 100%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9],[13]	First Trust Growth Strength Net Fee Index
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		100.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
First Trust Growth Strength Net Fee Index [Member] | Buffer 10% Cap Rate 12% [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Crediting Methodology		Cap Rate
First Trust Growth Strength Net Fee Index [Member] | Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11],[14]	First Trust Growth Strength Net Fee Index
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	10.00%
Index-Linked Option Available, Index Loss Limit Type	[15]	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
First Trust Growth Strength Net Fee Index [Member] | Buffer 10% Cap Rate 12% [Member] | Tiered Participation Rate With Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9],[13]	First Trust Growth Strength Net Fee Index
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Tiered Participation Rate with Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
First Trust Growth Strength Net Fee Index [Member] | Buffer 10% Cap Rate 12% [Member] | Tiered Participation Rate With Cap Rate Six Year [Member] | Buffer 100% Cap Rate Tire 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		100%
First Trust Growth Strength Net Fee Index [Member] | Buffer 10% Cap Rate 12% [Member] | Tiered Participation Rate With Cap Rate Six Year [Member] | Buffer 100% Cap Rate Tire 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		100%
First Trust Growth Strength Net Fee Index [Member] | Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9],[13]	First Trust Growth Strength Net Fee Index
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
First Trust Growth Strength Net Fee Index [Member] | Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11],[14]	First Trust Growth Strength Net Fee Index
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
First Trust Growth Strength Net Fee Index [Member] | Buffer 10% [Member] | Tiered Participation Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11],[14]	First Trust Growth Strength Net Fee Index
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Tiered Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
First Trust Growth Strength Net Fee Index [Member] | Buffer 10% [Member] | Tiered Participation Rate Six Year [Member] | Buffer 10%, 60% for Tire One [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		60%
First Trust Growth Strength Net Fee Index [Member] | Buffer 10% [Member] | Tiered Participation Rate Six Year [Member] | Buffer 10%, 60% for Tire two [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		60%
First Trust Growth Strength Net Fee Index [Member] | Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9],[13]	First Trust Growth Strength Net Fee Index
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
First Trust Growth Strength Net Fee Index [Member] | Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11],[14]	First Trust Growth Strength Net Fee Index
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
First Trust Growth Strength Net Fee Index [Member] | Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9],[13]	First Trust Growth Strength Net Fee Index
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
First Trust Growth Strength Net Fee Index [Member] | Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11],[14]	First Trust Growth Strength Net Fee Index
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
First Trust Growth Strength Net Fee Index [Member] | Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9],[13]	First Trust Growth Strength Net Fee Index
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
First Trust Growth Strength Net Fee Index [Member] | Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11],[14]	First Trust Growth Strength Net Fee Index
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
First Trust Growth Strength Net Fee Index [Member] | Floor -10% Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11],[14]	First Trust Growth Strength Net Fee Index
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	[15]	Floor
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]

Invesco QQQ ETF (QQQ)*

* Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Annual Return [Percent]			20.77%	25.61%	54.76%	(32.49%)	27.24%	48.60%	39.12%	(0.14%)	32.70%	7.01%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(22.49%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]

• Invesco QQQ ETF (QQQ). The Invesco QQQ ETF is an exchange-traded fund that seeks to track the investment results of the Nasdaq-100 Index®. The Index includes the 100 largest non-financial companies listed on The Nasdaq Stock Market® LLC based on market cap.

Invesco QQQ ETF [Member] | Cap Rate One Year [Member] | Previously Offered [Member] | Buffer 10%, Performance Trigger Rate 2% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	10.00%
Index-Linked Option Available, Index Loss Limit Type	[15]	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
Invesco QQQ ETF [Member] | Cap Rate One Year [Member] | Previously Offered [Member] | Buffer 15%, Cap Rate 2% [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 100% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		100.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 100%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		100.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Tiered Participation Ratewith Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	10.00%
Index-Linked Option Available, Index Loss Limit Type	[15]	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Buffer 100% Cap Rate Tire 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		100%
Invesco QQQ ETF [Member] | Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Buffer 100% Cap Rate Tire 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		100%
Invesco QQQ ETF [Member] | Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 10%, Cap Rate 2% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Annual Lock Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 10% Cap Rate 4% [Member] | Cap Rate Two Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		2 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 10% Cap Rate 4% [Member] | Cap Rate Two Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[16]	2 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 10% Cap Rate 6% [Member] | Cap Rate Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 10% Cap Rate 6% [Member] | Cap Rate Three Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[16]	3 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 10% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Tiered Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Invesco QQQ ETF [Member] | Buffer 10% [Member] | Cap Rate Six Year [Member] | Buffer 10%, 60% for Tire One [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		60%
Invesco QQQ ETF [Member] | Buffer 10% [Member] | Cap Rate Six Year [Member] | Buffer 10%, 60% for Tire two [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		60%
Invesco QQQ ETF [Member] | Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 15%, Performance Trigger Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	15.00%
Index-Linked Option Available, Index Loss Limit Type	[15]	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
Invesco QQQ ETF [Member] | Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 20% Cap Rate 4% [Member] | Cap Rate Two Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		2 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 20% Cap Rate 4% [Member] | Cap Rate Two Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[16]	2 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 20% Cap Rate 6% [Member] | Cap Rate Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Buffer 20% Cap Rate 6% [Member] | Cap Rate Three Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[16]	3 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Dual Direction Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Dual Direction Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Dual Direction Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Dual Direction Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Dual Direction Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Dual Direction Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Dual Direction Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Dual Direction Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Dual Direction Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Dual Direction Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Floor -10% Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	[15]	Floor
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Invesco QQQ ETF [Member] | Floor -10%, Performance Triggered Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	Invesco QQQ ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	[15]	Floor
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
MSCI EAFE [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]

MSCI EAFE*

* Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Annual Return [Percent]			27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]			5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(6.14%)	5.00%	0.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]

• MSCI EAFE. The MSCI EAFE (Morgan Stanley Capital International, Europe, Australasia, and Far East) Index is composed of large- and mid-capitalization companies across 21 developed markets around the world, including countries in Europe, Australia, and the Far East, but excluding the U.S. and Canada.

MSCI EAFE [Member] | Buffer 100% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		100.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Buffer 100%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		100.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Tiered Participation Ratewith Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	10.00%
Index-Linked Option Available, Index Loss Limit Type	[15]	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Buffer 100% Cap Rate Tire 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		100%
MSCI EAFE [Member] | Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Buffer 100% Cap Rate Tire 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		100%
MSCI EAFE [Member] | Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Buffer 10%, Cap Rate 2% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Annual Lock Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Buffer 10% [Member] | Tiered Participation Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Tiered Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
MSCI EAFE [Member] | Buffer 10% [Member] | Tiered Participation Rate Six Year [Member] | Buffer 10%, 60% for Tire One [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		60%
MSCI EAFE [Member] | Buffer 10% [Member] | Tiered Participation Rate Six Year [Member] | Buffer 10%, 60% for Tire two [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		60%
MSCI EAFE [Member] | Buffer 10%, Performance Trigger Rate 2% [Member] | Performance Trigger Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	10.00%
Index-Linked Option Available, Index Loss Limit Type	[15]	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
MSCI EAFE [Member] | Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Buffer 15%, Performance Trigger Rate 2% [Member] | Performance Trigger Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	15.00%
Index-Linked Option Available, Index Loss Limit Type	[15]	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
MSCI EAFE [Member] | Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Dual Direction Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Dual Direction Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Dual Direction Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Dual Direction Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Dual Direction Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Dual Direction Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Dual Direction Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Dual Direction Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Dual Direction Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Dual Direction Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Floor -10% Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	[15]	Floor
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE [Member] | Floor -10%, Performance Triggered Rate 2% [Member] | Performance Trigger Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	MSCI EAFE
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	[15]	Floor
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
S&P 500 Market Index [Member] | Buffer 100% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		100.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 100%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		100.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	10.00%
Index-Linked Option Available, Index Loss Limit Type	[15]	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 10% Cap Rate 12% [Member] | Tiered Participation Rate With Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Tiered Participation Ratewith Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 10% Cap Rate 12% [Member] | Tiered Participation Rate With Cap Rate Six Year [Member] | Cap Rate, Tier One [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		100%
S&P 500 Market Index [Member] | Buffer 10% Cap Rate 12% [Member] | Tiered Participation Rate With Cap Rate Six Year [Member] | Cap Rate, Tier Two [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		100%
S&P 500 Market Index [Member] | Buffer 10%, Cap Rate 2% [Member] | Annual Lock Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Annual Lock Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 10% Cap Rate 4% [Member] | Cap Rate Two Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		2 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 10% Cap Rate 4% [Member] | Cap Rate Two Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[16]	2 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 10% Cap Rate 6% [Member] | Cap Rate Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 10% Cap Rate 6% [Member] | Cap Rate Three Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[16]	3 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 10% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Tiered Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
S&P 500 Market Index [Member] | Buffer 10% [Member] | Cap Rate Six Year [Member] | Buffer 10%, 60% for Tire One [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		60%
S&P 500 Market Index [Member] | Buffer 10% [Member] | Cap Rate Six Year [Member] | Buffer 10%, 60% for Tire two [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		60%
S&P 500 Market Index [Member] | Buffer 10%, Performance Trigger Rate 2% [Member] | Performance Trigger Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	10.00%
Index-Linked Option Available, Index Loss Limit Type	[15]	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
S&P 500 Market Index [Member] | Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 15%, Performance Trigger Rate 2% [Member] | Performance Trigger Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	15.00%
Index-Linked Option Available, Index Loss Limit Type	[15]	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
S&P 500 Market Index [Member] | Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 20% Cap Rate 4% [Member] | Cap Rate Two Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		2 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 20% Cap Rate 4% [Member] | Cap Rate Two Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[16]	2 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 20% Cap Rate 6% [Member] | Cap Rate Three Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		3 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 20% Cap Rate 6% [Member] | Cap Rate Three Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[16]	3 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		6.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Floor -10% Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	[15]	Floor
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Floor -10%, Performance Triggered Rate 2% [Member] | Performance Trigger Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	[15]	Floor
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
S&P 500® [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]

S&P 500®*

* Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Annual Return [Percent]			16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]		• S&P 500®. Widely regarded as the best gauge of the U.S. stock market, this index tracks the performance of 500 large companies in leading industries of the U.S. economy.
iShares® Russell 2000 ETF [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]

iShares® Russell 2000 ETF (IWM)*

*

* Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Annual Return [Percent]			12.69%	11.35%	16.80%	(20.48%)	14.62%	19.89%	25.42%	(11.02%)	14.66%	21.36%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(10.48%)	5.00%	5.00%	5.00%	(1.02%)	5.00%	5.00%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]		Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]

• iShares® Russell 2000 ETF (IWM). The iShares® Russell 2000 ETF seeks to track the investment results of the Russell® 2000 Index, an index composed of small-capitalization U.S. equities. The Russell® 2000 Index measures the performance of the small capitalization sector of the U.S. equity market, as defined by FTSE Russell.

iShares® Russell 2000 ETF [Member] | Buffer 100% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		100.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Buffer 100%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		100.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Tiered Participation Rate with Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	10.00%
Index-Linked Option Available, Index Loss Limit Type	[15]	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Buffer 100% Cap Rate Tire 1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		100%
iShares® Russell 2000 ETF [Member] | Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Buffer 100% Cap Rate Tire 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		100%
iShares® Russell 2000 ETF [Member] | Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Buffer 10%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Buffer 10%, Cap Rate 2% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Annual Lock Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Buffer 10% [Member] | Tiered Participation Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Tiered Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
iShares® Russell 2000 ETF [Member] | Buffer 10% [Member] | Tiered Participation Rate Six Year [Member] | Buffer 10%, 60% for Tire One [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		60%
iShares® Russell 2000 ETF [Member] | Buffer 10% [Member] | Tiered Participation Rate Six Year [Member] | Buffer 10%, 60% for Tire two [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Gain Limit Type		60%
iShares® Russell 2000 ETF [Member] | Buffer 10%, Performance Trigger Rate 2% [Member] | Performance Trigger Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	10.00%
Index-Linked Option Available, Index Loss Limit Type	[15]	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
iShares® Russell 2000 ETF [Member] | Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Buffer 15%, Performance Trigger Rate 2% [Member] | Performance Trigger Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	15.00%
Index-Linked Option Available, Index Loss Limit Type	[15]	Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
iShares® Russell 2000 ETF [Member] | Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Dual Direction Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Dual Direction Buffer 10% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Dual Direction Buffer 10%, Caprate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Dual Direction Buffer 10%, Caprate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Dual Direction Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Dual Direction Buffer 15% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Dual Direction Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Dual Direction Buffer 15%, Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Dual Direction Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[9]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[10]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Dual Direction Buffer 20% Cap Rate 12% [Member] | Cap Rate Six Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period	[12]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		12.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Floor -10% Cap Rate 2% [Member] | Cap Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	[15]	Floor
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
iShares® Russell 2000 ETF [Member] | Floor -10%, Performance Triggered Rate 2% [Member] | Performance Trigger Rate One Year [Member] | Previously Offered [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[11]	iShares® Russell 2000 ETF
Index-Linked Option Available, Type of Index		ETF
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	[15]	(10.00%)
Index-Linked Option Available, Index Loss Limit Type	[15]	Floor
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		2.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
Year Five [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		4.00%
Year Four [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		5.00%
Year One [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		7.00%
Year SIx [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		3.00%
Year Seven [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		0.00%
Year Three [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		6.00%
Year Two [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		7.00%

[1]	As a percentage of your Contract Value each Contract Anniversary.
[2]	As a percentage of the Protected Payment Base each Contract Anniversary. The current charge for new elections of this Rider is disclosed below in this Rate Sheet Prospectus Supplement.
[3]	The surrender charge applies to withdrawals and surrenders in excess of the annual 10% free withdrawal amount during the first 6 Contract Years. Withdrawals and surrenders that are not subject to a surrender charge may still be subject to an MVA, Interim Value Calculation and Adjustment if withdrawn from the ILOs during a Term, taxes, and tax penalties. See FEES, CHARGES, AND ADJUSTMENTS for a list of withdrawals and surrenders that will not be subject to a surrender charge. The surrender charge declines to zero over the surrender charge period according to the following schedule:

Contract Year		Surrender Charge Percentage
Contract Year 1	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7%
Contract Year 2	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7%
Contract Year 3	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6%
Contract Year 4	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5%
Contract Year 5	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4%
Contract Year 6	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3%
Contract Year 7+	. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%

[4]	As a percentage of the Protected Payment Base each Contract Anniversary.
[5]	As a percentage of the Protected Payment Base annually on each Contract Anniversary after the Rider Effective Date. The current charge for new elections of this Rider is disclosed in a Rate Sheet Prospectus Supplement.
[6]	As a percentage of your Contract Value deducted each Contract Anniversary.
[7]	An Interim Value Calculation and Adjustment will apply to your ILO Value upon any surrender (including Free Look surrenders), withdrawal (including RMDs, free withdrawal amounts, pre-authorized withdrawals, rider charges, and guaranteed withdrawal amounts under the GLWB Rider), death benefit payment, and annuitization of the Contact if value is taken from the ILOs before the Term End Date. An Interim Value Calculation will also apply upon exercise of the Performance Lock for any ILO. See FEES, CHARGES, AND ADJUSTMENTS for more information. The maximum loss would occur under extreme circumstances upon a withdrawal or surrender.
[8]	An MVA may apply to withdrawals or surrenders from any of the Interest Crediting Options during the Initial MVA Term and any subsequent MVA Term that you elect. Certain transactions are not subject to an MVA. See FEES, CHARGES, AND ADUSTMENTS for more information. The following transactions will be subject to an MVA during an MVA Term:(1) surrenders (except for Free Look surrenders), (2) certain optional withdrawals (including Early and Excess Withdrawals under the Income Guard), and (3) pre-authorized withdrawals. The maximum loss would occur under extreme circumstances upon a withdrawal or surrender of the Contract and interest rates have risen dramatically between the beginning of the MVA Term to the time that you take the surrender.
[9]	Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
[10]	Investment in 6-year ILOs is not permitted if you have purchased the Income Guard rider. Investment in 6-year ILOs is only permitted at the beginning of an MVA Term. You must renew the MVA Term every 6 Contract Years to continue to be able to invest in 6-year ILOs. See FEES, CHARGES, AND ADJUSTMENTS — MARKET VALUE ADJUSTMENT for more information
[11]	Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
[12]	Investment in 6-year ILOs is not permitted if you have purchased the Income Guard rider. Investment in 6-year ILOs is only permitted at the beginning of an MVA Term. You must renew the MVA Term every 6 Contract Years to continue to be able to invest in 6-year ILOs. See FEES, CHARGES, AND ADJUSTMENTS — MARKET VALUE ADJUSTMENT for more information.
[13]	The First Trust Growth Strength Net Fee Index deducts 0.65% in fees and costs when calculating Index performance, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
[14]	The First Trust Growth Strength Net Fee Index deducts 0.65% in fees and costs when calculating Index performance, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
[15]	These ILOs will no longer be available for renewal allocations as of June 1, 2026. These ILOs will continue to be available at contract issue for contracts issued in California on or after June 1, 2026, but will not be available upon renewal.
[16]	The 2-year and 3-year ILOs were not available at issue and will become available upon renewal, effective June 1, 2026. Contracts issued in California on or after June 1, 2026, will not have 2-year and 3-year ILOs available at issue but these options will become available upon renewal.